UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

The following 12 series of Wells Fargo Funds Trust have a February 28 fiscal year end:

Wells Fargo Dow Jones Target Today Fund, Wells Fargo Dow Jones Target 2010 Fund, Wells Fargo Dow Jones Target 2015 Fund, Wells Fargo Dow Jones Target 2020 Fund, Wells Fargo Dow Jones Target 2025 Fund, Wells Fargo Dow Jones Target 2030 Fund, Wells Fargo Dow Jones Target 2035 Fund, Wells Fargo Dow Jones Target 2040 Fund, Wells Fargo Dow Jones Target 2045 Fund, Wells Fargo Dow Jones Target 2050 Fund, Wells Fargo Dow Jones Target 2055 Fund, and Wells Fargo Dow Jones Target 2060 Fund.

The following 9 series of Wells Fargo Funds Trust have an August 31 fiscal year end:

Wells Fargo Adjustable Rate Government Fund, Wells Fargo Conservative Income Fund, Wells Fargo Core Plus Bond Fund, Wells Fargo Government Securities Fund, Wells Fargo High Yield Bond Fund, Wells Fargo Short Duration Government Bond Fund, Wells Fargo Short-Term Bond Fund, Wells Fargo Short-Term High Yield Bond Fund, and Wells Fargo Ultra Short-Term Income Fund.

Date of reporting period: May 31, 2017

ITEM 1. INVESTMENTS

Wells Fargo Target Today Fund (formerly, Wells Fargo Dow Jones Target Today Fund)	Portfolio of investments — May 31, 2017 (unaudited)

Security name		Value
Investment Companies : 100.21%
Affiliated Master Portfolios : 100.21%
Wells Fargo Diversified Fixed Income Portfolio		$166,191,904
Wells Fargo Diversified Stock Portfolio		61,118,027
Wells Fargo Short-Term Investment Portfolio		177,335,238
Total Investment Companies (Cost $379,849,558)		404,645,169

Total investments in securities (Cost $379,849,558)*	100.21%	404,645,169
Other assets and liabilities, net	(0.21)	(864,658)

Total net assets	100.00%	$403,780,511

*	Cost for federal income tax purposes is $380,882,265 and unrealized gains (losses) consists of:

Gross unrealized gains	$23,762,904
Gross unrealized losses	0

Net unrealized gains	$23,762,904

1

Wells Fargo Target Today (the “Fund”) (formerly, Wells Fargo Dow Jones Target Today Fund)

Notes to Portfolio of investments – May 31, 2017 (unaudited)

The Fund is a gateway fund in a Master/Gateway structure that invests in various affiliated master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Global Target Index that has the same target year as the Fund. The Fund invests in Wells Fargo Diversified Fixed Income Portfolio, Wells Fargo Diversified Stock Portfolio, and Wells Fargo Short-Term Investment Portfolio (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”). Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. As of May 31, 2017, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Diversified Fixed Income Portfolio	6%
Wells Fargo Diversified Stock Portfolio	1
Wells Fargo Short-Term Investment Portfolio	29

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

As of May 31, 2017, the Fund’s investment in the affiliated Master Portfolios was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient.

Wells Fargo Diversified Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of its corresponding Dow Jones Global Target Date Index by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively. Wells Fargo Diversified Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. Wells Fargo Short-Term Investment Portfolio seeks to represent the cash component of the Dow Jones Global Target Date Indexes. At May 31, 2017, the affiliated Master Portfolios valued at $404,645,169 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Wells Fargo Target 2010 Fund (formerly, Wells Fargo Dow Jones Target 2010 Fund)	Portfolio of investments — May 31, 2017 (unaudited)

Security name		Value
Investment Companies : 100.73%
Affiliated Master Portfolios : 100.73%
Wells Fargo Diversified Fixed Income Portfolio		$96,630,369
Wells Fargo Diversified Stock Portfolio		36,144,988
Wells Fargo Short-Term Investment Portfolio		90,399,428
Total Investment Companies (Cost $184,972,752)		223,174,785

Total investments in securities (Cost $184,972,752)*	100.73%	223,174,785
Other assets and liabilities, net	(0.73)	(1,606,568)

Total net assets	100.00%	$221,568,217

*	Cost for federal income tax purposes is $193,699,774 and unrealized gains (losses) consists of:

Gross unrealized gains	$29,475,011
Gross unrealized losses	0

Net unrealized gains	$29,475,011

1

Wells Fargo Target 2010 Fund (the “Fund”) (formerly, Wells Fargo Dow Jones Target 2010 Fund)

Notes to Portfolio of investments – May 31, 2017 (unaudited)

The Fund is a gateway fund in a Master/Gateway structure that invests in various affiliated master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Global Target Index that has the same target year as the Fund. The Fund invests in Wells Fargo Diversified Fixed Income Portfolio, Wells Fargo Diversified Stock Portfolio, and Wells Fargo Short-Term Investment Portfolio (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”). Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. As of May 31, 2017, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Diversified Fixed Income Portfolio	3%
Wells Fargo Diversified Stock Portfolio	1
Wells Fargo Short-Term Investment Portfolio	15

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

As of May 31, 2017, each Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient.

Wells Fargo Diversified Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of its corresponding Dow Jones Global Target Date Index by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively. Wells Fargo Diversified Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. Wells Fargo Short-Term Investment Portfolio seeks to represent the cash component of the Dow Jones Global Target Date Indexes. At May 31, 2017, the affiliated Master Portfolios valued at $223,174,785 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Wells Fargo Target 2015 Fund (formerly, Wells Fargo Dow Jones Target 2015 Fund)	Portfolio of investments — May 31, 2017 (unaudited)

Security name		Value
Investment Companies : 100.13%
Affiliated Master Portfolios : 100.13%
Wells Fargo Diversified Fixed Income Portfolio		$152,312,874
Wells Fargo Diversified Stock Portfolio		60,352,512
Wells Fargo Short-Term Investment Portfolio		71,943,605
		284,608,991

Total Investment Companies (Cost $234,559,827)		284,608,991

Total investments in securities (Cost $234,559,827)*	100.13%	284,608,991
Other assets and liabilities, net	(0.13)	(375,212)

Total net assets	100.00%	$284,233,779

*	Cost for federal income tax purposes is $235,079,623 and unrealized gains (losses) consists of:

Gross unrealized gains	$49,529,368
Gross unrealized losses	0

Net unrealized gains	$49,529,368

1

Wells Fargo Target 2015 Fund (the “Fund”) (formerly, Wells Fargo Dow Jones Target 2015 Fund)

Notes to Portfolio of investments – May 31, 2017 (unaudited)

The Fund is a gateway fund in a Master/Gateway structure that invests in various affiliated master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Global Target Index that has the same target year as the Fund. The Fund invests in Wells Fargo Diversified Fixed Income Portfolio, Wells Fargo Diversified Stock Portfolio, and Wells Fargo Short-Term Investment Portfolio (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”). Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. As of May 31, 2017, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Diversified Fixed Income Portfolio	5%
Wells Fargo Diversified Stock Portfolio	1
Wells Fargo Short-Term Investment Portfolio	12

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

As of May 31, 2017, each Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient.

Wells Fargo Diversified Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of its corresponding Dow Jones Global Target Date Index by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively. Wells Fargo Diversified Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. Wells Fargo Short-Term Investment Portfolio seeks to represent the cash component of the Dow Jones Global Target Date Indexes. At May 31, 2017, the affiliated Master Portfolios in aggregate were valued at $284,608,991, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Wells Fargo Target 2020 Fund (formerly, Wells Fargo Dow Jones Target 2020 Fund)	Portfolio of investments — May 31, 2017 (unaudited)

Security name		Value
Investment Companies : 100.66%
Affiliated Master Portfolios : 100.66%
Wells Fargo Diversified Fixed Income Portfolio		$886,501,736
Wells Fargo Diversified Stock Portfolio		396,483,201
Wells Fargo Short-Term Investment Portfolio		52,934,574
Total Investment Companies (Cost $1,150,913,893)		1,335,919,511

Total investments in securities (Cost $1,150,913,893)*	100.66%	1,335,919,511
Other assets and liabilities, net	(0.66)	(8,812,443)

Total net assets	100.00%	$1,327,107,068

*	Cost for federal income tax purposes is $1,165,851,366 and unrealized gains (losses) consists of:

Gross unrealized gains	$170,068,145
Gross unrealized losses	0

Net unrealized gains	$170,068,145

1

Wells Fargo Target 2020 Fund (the “Fund”) (formerly, Wells Fargo Dow Jones Target 2020 Fund)

Notes to Portfolio of investments – May 31, 2017 (unaudited)

The Fund is a gateway fund in a Master/Gateway structure that invests in various affiliated master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Global Target Index that has the same target year as the Fund. The Fund invests in Wells Fargo Diversified Fixed Income Portfolio, Wells Fargo Diversified Stock Portfolio, and Wells Fargo Short-Term Investment Portfolio (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”). Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. As of May 31, 2017, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Diversified Fixed Income Portfolio	31%
Wells Fargo Diversified Stock Portfolio	9
Wells Fargo Short-Term Investment Portfolio	9

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

As of May 31, 2017, the Fund’s investment in the affiliated Master Portfolios was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient.

Wells Fargo Diversified Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of its corresponding Dow Jones Global Target Date Index by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively. Wells Fargo Diversified Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. Wells Fargo Short-Term Investment Portfolio seeks to represent the cash component of the Dow Jones Global Target Date Indexes. At May 31, 2017, the affiliated Master Portfolios valued at $1,335,919,511 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Wells Fargo Target 2025 Fund (formerly, Wells Fargo Dow Jones Target 2025 Fund)	Portfolio of investments — May 31, 2017 (unaudited)

Security name		Value
Investment Companies : 100.11%
Affiliated Master Portfolios : 100.11%
Wells Fargo Diversified Fixed Income Portfolio		$449,698,251
Wells Fargo Diversified Stock Portfolio		330,037,247
Wells Fargo Short-Term Investment Portfolio		32,157,695
Total Investment Companies (Cost $596,160,070)		811,893,193

Total investments in securities (Cost $596,160,070)*	100.11%	811,893,193
Other assets and liabilities, net	(0.11)	(928,449)

Total net assets	100.00%	$810,964,744

*	Cost for federal income tax purposes is $596,729,993 and unrealized gains (losses) consists of:

Gross unrealized gains	$215,163,200
Gross unrealized losses	0

Net unrealized gains	$215,163,200

1

Wells Fargo Target 2025 Fund (the “Fund”) (formerly, Wells Fargo Dow Jones Target 2025 Fund)

Notes to Portfolio of investments – May 31, 2017 (unaudited)

The Fund is a gateway fund in a Master/Gateway structure that invests in various affiliated master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Global Target Index that has the same target year as the Fund. The Fund invests in Wells Fargo Diversified Fixed Income Portfolio, Wells Fargo Diversified Stock Portfolio, and Wells Fargo Short-Term Investment Portfolio (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”). Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. As of May 31, 2017, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Diversified Fixed Income Portfolio	16%
Wells Fargo Diversified Stock Portfolio	8
Wells Fargo Short-Term Investment Portfolio	5

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

As of May 31, 2017, the Fund’s investment in the affiliated Master Portfolios was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient.

Wells Fargo Diversified Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of its corresponding Dow Jones Global Target Date Index by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively. Wells Fargo Diversified Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. Wells Fargo Short-Term Investment Portfolio seeks to represent the cash component of the Dow Jones Global Target Date Indexes. At May 31, 2017, the affiliated Master Portfolios valued at $811,893,193 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Wells Fargo Target 2030 Fund (formerly, Wells Fargo Dow Jones Target 2030 Fund)	Portfolio of investments — May 31, 2017 (unaudited)

Security name		Value
Investment Companies : 100.56%
Affiliated Master Portfolios : 100.56%
Wells Fargo Diversified Fixed Income Portfolio		$624,214,913
Wells Fargo Diversified Stock Portfolio		848,828,653
Wells Fargo Short-Term Investment Portfolio		60,717,198

Total Investment Companies (Cost $1,276,896,705)		1,533,760,764

Total investments in securities (Cost $1,276,896,705)*	100.56%	1,533,760,764
Other assets and liabilities, net	(0.56)	(8,530,520)

Total net assets	100.00%	$1,525,230,244

*	Cost for federal income tax purposes is $1,285,372,024 and unrealized gains (losses) consists of:

Gross unrealized gains	$248,388,740
Gross unrealized losses	0

Net unrealized gains	$248,388,740

1

Wells Fargo Target 2030 Fund (the “Fund”) (formerly, Wells Fargo Dow Jones Target 2030 Fund)

Notes to Portfolio of investments – May 31, 2017 (unaudited)

The Fund is a gateway fund in a Master/Gateway structure that invests in various affiliated master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Global Target Index that has the same target year as the Fund. The Fund invests in Wells Fargo Diversified Fixed Income Portfolio, Wells Fargo Diversified Stock Portfolio, and Wells Fargo Short-Term Investment Portfolio (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”). Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. As of May 31, 2017, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Diversified Fixed Income Portfolio	22%
Wells Fargo Diversified Stock Portfolio	19
Wells Fargo Short-Term Investment Portfolio	10

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

As of May 31, 2017, the Fund’s investment in the affiliated Master Portfolios was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient.

Wells Fargo Diversified Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of its corresponding Dow Jones Global Target Date Index by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively. Wells Fargo Diversified Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. Wells Fargo Short-Term Investment Portfolio seeks to represent the cash component of the Dow Jones Global Target Date Indexes. At May 31, 2017, the affiliated Master Portfolios valued at $1,533,760,764 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Wells Fargo Target 2035 Fund (formerly, Wells Fargo Dow Jones Target 2035 Fund)	Portfolio of investments — May 31, 2017 (unaudited)

Security name		Value
Investment Companies : 100.15%
Affiliated Master Portfolios : 100.15%
Wells Fargo Diversified Fixed Income Portfolio		$197,508,490
Wells Fargo Diversified Stock Portfolio		486,192,262
Wells Fargo Short-Term Investment Portfolio		28,167,555
Total Investment Companies (Cost $575,131,261)		711,868,307

Total investments in securities (Cost $575,131,261)*	100.15%	711,868,307
Other assets and liabilities, net	(0.15)	(1,036,131)

Total net assets	100.00%	$710,832,176

*	Cost for federal income tax purposes is $574,461,193 and unrealized gains (losses) consists of:

Gross unrealized gains	$137,407,114
Gross unrealized losses	0

Net unrealized gains	$137,407,114

1

Wells Fargo Target 2035 Fund (the “Fund”) (formerly, Wells Fargo Dow Jones Target 2035 Fund)

Notes to Portfolio of investments – May 31, 2017 (unaudited)

The Fund is a gateway fund in a Master/Gateway structure that invests in various affiliated master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Global Target Index that has the same target year as the Fund. The Fund invests in Wells Fargo Diversified Fixed Income Portfolio, Wells Fargo Diversified Stock Portfolio, and Wells Fargo Short-Term Investment Portfolio (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”). Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. As of May 31, 2017, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Diversified Fixed Income Portfolio	7%
Wells Fargo Diversified Stock Portfolio	11
Wells Fargo Short-Term Investment Portfolio	5

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

As of May 31, 2017, the Fund’s investment in the affiliated Master Portfolios was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient.

Wells Fargo Diversified Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of its corresponding Dow Jones Global Target Date Index by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively. Wells Fargo Diversified Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. Wells Fargo Short-Term Investment Portfolio seeks to represent the cash component of the Dow Jones Global Target Date Indexes. At May 31, 2017, the affiliated Master Portfolios valued at $711,868,307 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Wells Fargo Target 2040 Fund (formerly, Wells Fargo Dow Jones Target 2040 Fund)	Portfolio of investments — May 31, 2017 (unaudited)

Security name		Value
Investment Companies : 100.80%
Affiliated Master Portfolios : 100.80%
Wells Fargo Diversified Fixed Income Portfolio		$212,643,833
Wells Fargo Diversified Stock Portfolio		983,919,552
Wells Fargo Short-Term Investment Portfolio		49,276,873
Total Investment Companies (Cost $1,035,372,036)		1,245,840,258

Total investments in securities (Cost $1,035,372,036)*	100.80%	1,245,840,258
Other assets and liabilities, net	(0.80)	(9,864,452)

Total net assets	100.00%	$1,235,975,806

*	Cost for federal income tax purposes is $1,039,356,599 and unrealized gains (losses) consists of:

Gross unrealized gains	$206,483,659
Gross unrealized losses	0

Net unrealized gains	$206,483,659

1

Wells Fargo Target 2040 Fund (the “Fund”) (formerly, Wells Fargo Dow Jones Target 2040 Fund)

Notes to Portfolio of investments – May 31, 2017 (unaudited)

The Fund is a gateway fund in a Master/Gateway structure that invests in various affiliated master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Global Target Index that has the same target year as the Fund. The Fund invests in Wells Fargo Diversified Fixed Income Portfolio, Wells Fargo Diversified Stock Portfolio, and Wells Fargo Short-Term Investment Portfolio (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”). Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. As of May 31, 2017, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Diversified Fixed Income Portfolio	7%
Wells Fargo Diversified Stock Portfolio	22
Wells Fargo Short-Term Investment Portfolio	8

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

As of May 31, 2017, each Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient.

Wells Fargo Diversified Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of its corresponding Dow Jones Global Target Date Index by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively. Wells Fargo Diversified Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. Wells Fargo Short-Term Investment Portfolio seeks to represent the cash component of the Dow Jones Global Target Date Indexes. At May 31, 2017, the affiliated Master Portfolios in aggregate were valued at $1,245,840,258 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Wells Fargo Target 2045 Fund (formerly, Wells Fargo Dow Jones Target 2045 Fund)	Portfolio of investments — May 31, 2017 (unaudited)

Security name		Value
Investment Companies : 100.24%
Affiliated Master Portfolios : 100.24%
Wells Fargo Diversified Fixed Income Portfolio		$45,220,240
Wells Fargo Diversified Stock Portfolio		402,877,657
Wells Fargo Short-Term Investment Portfolio		18,448,410
Total Investment Companies (Cost $391,560,586)		466,546,307

Total investments in securities (Cost $391,560,586)*	100.24%	466,546,307
Other assets and liabilities, net	(0.24)	(1,118,642)

Total net assets	100.00%	$465,427,665

*	Cost for federal income tax purposes is $390,338,745 and unrealized gains (losses) consists of:

Gross unrealized gains	$76,207,562
Gross unrealized losses	0

Net unrealized gains	$76,207,562

1

Wells Fargo Target 2045 Fund (the “Fund”) (formerly, Wells Fargo Dow Jones Target 2045 Fund)

Notes to Portfolio of investments – May 31, 2017 (unaudited)

The Fund is a gateway fund in a Master/Gateway structure that invests in various affiliated master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Global Target Index that has the same target year as the Fund. The Fund invests in Wells Fargo Diversified Fixed Income Portfolio, Wells Fargo Diversified Stock Portfolio, and Wells Fargo Short-Term Investment Portfolio (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”). Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. As of May 31, 2017, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Diversified Fixed Income Portfolio	9%
Wells Fargo Diversified Stock Portfolio	2
Wells Fargo Short-Term Investment Portfolio	3

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

As of May 31, 2017, each Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient.

Wells Fargo Diversified Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of its corresponding Dow Jones Global Target Date Index by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively. Wells Fargo Diversified Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. Wells Fargo Short-Term Investment Portfolio seeks to represent the cash component of the Dow Jones Global Target Date Indexes. At May 31, 2017, the affiliated Master Portfolios in aggregate were valued at $466,546,307 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Wells Fargo Target 2050 Fund (formerly, Wells Fargo Dow Jones Target 2050 Fund)	Portfolio of investments — May 31, 2017 (unaudited)

Security name		Value
Investment Companies : 100.88%
Affiliated Master Portfolios : 100.88%
Wells Fargo Diversified Fixed Income Portfolio		$43,968,398
Wells Fargo Diversified Stock Portfolio		625,023,180
Wells Fargo Short-Term Investment Portfolio		27,539,183
Total Investment Companies (Cost $538,037,201)		696,530,761

Total investments in securities (Cost $538,037,201)*	100.88%	696,530,761
Other assets and liabilities, net	(0.88)	(6,081,351)

Total net assets	100.00%	$690,449,410

*	Cost for federal income tax purposes is $537,570,490 and unrealized gains (losses) consists of:

Gross unrealized gains	$158,960,271
Gross unrealized losses	0

Net unrealized gains	$158,960,271

Wells Fargo Target 2050 Fund (the “Fund”) (formerly, Wells Fargo Dow Jones Target 2050 Fund)

Notes to Portfolio of investments – May 31, 2017 (unaudited)

The Fund is a gateway fund in a Master/Gateway structure that invests in various affiliated master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Global Target Index that has the same target year as the Fund. The Fund invests in Wells Fargo Diversified Fixed Income Portfolio, Wells Fargo Diversified Stock Portfolio, and Wells Fargo Short-Term Investment Portfolio (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”). Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. As of May 31, 2017, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Diversified Fixed Income Portfolio	2%
Wells Fargo Diversified Stock Portfolio	14
Wells Fargo Short-Term Investment Portfolio	4

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

As of May 31, 2017, each Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient.

Wells Fargo Diversified Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of its corresponding Dow Jones Global Target Date Index by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively. Wells Fargo Diversified Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. Wells Fargo Short-Term Investment Portfolio seeks to represent the cash component of the Dow Jones Global Target Date Indexes. At May 31, 2017, the affiliated Master Portfolios in aggregate were valued at $696,530,761 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Wells Fargo Target 2055 Fund (formerly, Wells Fargo Dow Jones Target 2055 Fund)	Portfolio of investments — May 31, 2017 (unaudited)

Security name		Value
Investment Companies : 100.22%
Affiliated Master Portfolios : 100.22%
Wells Fargo Diversified Fixed Income Portfolio		$8,047,714
Wells Fargo Diversified Stock Portfolio		117,903,950
Wells Fargo Short-Term Investment Portfolio		5,184,793
Total Investment Companies (Cost $116,478,302)		131,136,457

Total investments in securities (Cost $116,478,302)*	100.22%	131,136,457
Other assets and liabilities, net	(0.22)	(289,416)

Total net assets	100.00%	$130,847,041

*	Cost for federal income tax purposes is $115,082,300 and unrealized gains (losses) consists of:

Gross unrealized gains	$16,054,157
Gross unrealized losses	0

Net unrealized gains	$16,054,157

1

Wells Fargo Target 2055 Fund (the “Fund”) (formerly, Wells Fargo Dow Jones Target 2055 Fund)

Notes to Portfolio of investments – May 31, 2017 (unaudited)

The Fund is a gateway fund in a Master/Gateway structure that invests in various affiliated master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Global Target Index that has the same target year as the Fund. The Fund invests in Wells Fargo Diversified Fixed Income Portfolio, Wells Fargo Diversified Stock Portfolio, and Wells Fargo Short-Term Investment Portfolio (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”). Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. As of May 31, 2017, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Diversified Fixed Income Portfolio	0	%*
Wells Fargo Diversified Stock Portfolio	3
Wells Fargo Short-Term Investment Portfolio	1

*	The amount invested is less than 1%.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

As of May 31, 2017, each Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient.

Wells Fargo Diversified Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of its corresponding Dow Jones Global Target Date Index by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively. Wells Fargo Diversified Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. Wells Fargo Short-Term Investment Portfolio seeks to represent the cash component of the Dow Jones Global Target Date Indexes. At May 31, 2017, the affiliated Master Portfolios in aggregate were valued at $131,136,457, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Wells Fargo Target 2060 Fund (formerly, Wells Fargo Dow Jones Target 2060 Fund)	Portfolio of investments — May 31, 2017 (unaudited)

Security name		Value
Investment Companies : 100.38%
Affiliated Master Portfolios : 100.38%
Wells Fargo Diversified Fixed Income Portfolio		$1,731,844
Wells Fargo Diversified Stock Portfolio		25,372,574
Wells Fargo Short-Term Investment Portfolio		1,115,752
Total Investment Companies (Cost $29,314,455)		28,220,170

Total investments in securities (Cost $29,314,455)*	100.38%	28,220,170
Other assets and liabilities, net	(0.38)	(106,415)

Total net assets	100.00%	$28,113,755

*	Cost for federal income tax purposes is $29,238,126 and unrealized gains (losses) consists of:

Gross unrealized gains	$0
Gross unrealized losses	(1,017,956)

Net unrealized losses	$(1,017,956)

1

Wells Fargo Target 2060 Fund (the “Fund”) (formerly, Wells Fargo Dow Jones Target 2060 Fund)

Notes to Portfolio of investments – May 31, 2017 (unaudited)

The Fund is a gateway fund in a Master/Gateway structure that invests in various affiliated master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Global Target Index that has the same target year as the Fund. The Fund invests in Wells Fargo Diversified Fixed Income Portfolio, Wells Fargo Diversified Stock Portfolio, and Wells Fargo Short-Term Investment Portfolio (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”). Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. As of May 31, 2017, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Diversified Fixed Income Portfolio	0	%*
Wells Fargo Diversified Stock Portfolio	1
Wells Fargo Short-Term Investment Portfolio	0	*

*	The amount invested is less than 1%.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

As of May 31, 2017, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient.

Wells Fargo Diversified Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of its corresponding Dow Jones Global Target Date Index by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively. Wells Fargo Diversified Stock Portfolio and Wells Fargo Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. Wells Fargo Short-Term Investment Portfolio seeks to represent the cash component of the Dow Jones Global Target Date Indexes. At May 31, 2017, the affiliated Master Portfolios in aggregate were valued at $28,220,170 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Wells Fargo Adjustable Rate Government Fund	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 96.31%
FDIC Series 2010-S2 Class 3A ±144A	1.68%	12-29-2045	$711,633	$712,752
FHLMC ±	1.26	4-1-2030	80,435	81,140
FHLMC ±	1.57	3-15-2024	562,220	557,793
FHLMC ±	1.75	5-1-2019	3,253	3,237
FHLMC ±	1.85	1-1-2030	4,583	4,530
FHLMC ±	1.85	1-1-2030	4,381	4,337
FHLMC ±	1.85	7-1-2030	162,348	160,136
FHLMC ±	1.85	2-1-2037	449,257	452,780
FHLMC ±	1.85	7-1-2018	390	388
FHLMC ±	1.85	1-1-2019	1,867	1,858
FHLMC ±	1.85	2-1-2019	2,597	2,585
FHLMC ±	1.85	2-1-2035	208,724	206,483
FHLMC ±	1.88	12-1-2017	1,006	1,003
FHLMC ±	1.88	5-1-2018	262	261
FHLMC ±	1.88	6-1-2018	2,641	2,632
FHLMC ±	1.88	9-1-2018	221	220
FHLMC ±	1.96	10-1-2030	7,667	7,628
FHLMC ±	2.09	6-1-2020	33,504	33,417
FHLMC ±	2.10	8-1-2018	539	538
FHLMC ±	2.13	3-1-2018	1,739	1,736
FHLMC ±	2.23	11-1-2030	366,015	364,168
FHLMC ±	2.27	10-1-2018	3,869	3,864
FHLMC ±	2.30	5-1-2028	247,119	257,345
FHLMC ±	2.36	11-1-2034	357,175	375,365
FHLMC ±	2.39	6-1-2020	808	807
FHLMC ±	2.40	1-1-2022	9,503	9,495
FHLMC ±	2.55	5-1-2035	467,096	491,999
FHLMC ±	2.56	6-1-2019	40,061	40,082
FHLMC ±	2.57	1-1-2030	19,391	20,068
FHLMC ±	2.58	12-1-2018	3,751	3,749
FHLMC ±	2.60	3-1-2025	528,788	529,139
FHLMC ±	2.60	8-1-2033	1,845,821	1,937,148
FHLMC ±	2.60	12-1-2034	576,050	606,156
FHLMC ±	2.62	10-1-2037	1,547,011	1,621,724
FHLMC ±	2.63	7-1-2019	796	796
FHLMC ±	2.64	5-1-2020	374	374
FHLMC ±	2.64	10-1-2034	1,977,265	2,093,457
FHLMC ±	2.64	12-1-2035	702,084	738,474
FHLMC ±	2.64	6-1-2029	302,634	303,397
FHLMC ±	2.65	6-1-2019	21,027	21,124
FHLMC ±	2.65	10-1-2033	806,255	859,407
FHLMC ±	2.66	12-1-2018	6,020	6,016
FHLMC ±	2.67	2-1-2037	9,673	10,011
FHLMC ±	2.67	3-1-2025	78,963	82,053
FHLMC ±	2.67	4-1-2036	702,279	740,411
FHLMC ±	2.68	7-1-2030	6,625	6,620
FHLMC ±	2.69	10-1-2033	1,819,835	1,917,051
FHLMC ±	2.69	11-1-2029	212,831	220,113
FHLMC ±	2.71	10-1-2033	384,387	404,983
FHLMC ±	2.71	6-1-2035	2,771,305	2,932,683
FHLMC ±	2.72	8-1-2035	624,420	657,908
FHLMC ±	2.72	8-1-2033	284,131	299,966
FHLMC ±	2.72	11-1-2036	1,279,980	1,349,081
FHLMC ±	2.73	10-1-2033	59,126	59,694
FHLMC ±	2.73	11-1-2026	78,045	80,717
FHLMC ±	2.73	4-1-2034	3,284,726	3,464,111
FHLMC ±	2.73	4-1-2034	606,708	639,240
FHLMC ±	2.73	2-1-2036	1,408,286	1,481,144
FHLMC ±	2.73	5-1-2020	205	207
FHLMC ±	2.74	11-1-2029	161,717	165,067
FHLMC ±	2.74	7-1-2031	1,451,851	1,514,604
FHLMC ±	2.75	11-1-2036	1,389,631	1,462,772
FHLMC ±	2.75	5-1-2034	442,679	469,096
FHLMC ±	2.75	7-1-2035	2,665,800	2,817,107
FHLMC ±	2.75	2-1-2036	1,486,187	1,566,149
FHLMC ±	2.75	5-1-2037	352,405	371,252
FHLMC ±	2.76	8-1-2034	1,145,274	1,210,656
FHLMC ±	2.76	10-1-2034	1,216,689	1,279,327

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Adjustable Rate Government Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC ±	2.77%	11-1-2035	$1,367,139	$1,443,110
FHLMC ±	2.77	4-1-2019	3,051	3,058
FHLMC ±	2.77	5-1-2025	77,828	78,980
FHLMC ±	2.78	6-1-2022	12	12
FHLMC ±	2.78	4-1-2037	3,953,343	4,160,222
FHLMC ±	2.78	7-1-2038	852,727	899,732
FHLMC ±	2.78	1-1-2024	2,467	2,463
FHLMC ±	2.78	9-1-2035	1,759,167	1,854,601
FHLMC ±	2.78	10-1-2036	719,782	759,621
FHLMC ±	2.79	1-1-2028	19,999	20,926
FHLMC ±	2.79	10-1-2036	870,004	917,346
FHLMC ±	2.79	2-1-2035	3,860,547	4,064,663
FHLMC ±	2.79	6-1-2036	1,357,517	1,428,462
FHLMC ±	2.79	1-1-2037	2,798,713	2,948,075
FHLMC ±	2.80	12-1-2034	3,146,438	3,343,286
FHLMC ±	2.80	3-1-2036	911,099	957,801
FHLMC ±	2.80	4-1-2023	248,491	248,906
FHLMC ±	2.80	7-1-2036	420,370	447,397
FHLMC ±	2.80	9-1-2030	280,718	292,814
FHLMC ±	2.80	5-1-2034	2,244,064	2,386,447
FHLMC ±	2.80	5-1-2038	1,216,205	1,267,001
FHLMC ±	2.80	7-1-2034	179,506	189,020
FHLMC ±	2.81	6-1-2035	2,313,389	2,439,269
FHLMC ±	2.81	4-1-2035	3,583,768	3,777,416
FHLMC ±	2.81	9-1-2033	259,556	273,244
FHLMC ±	2.81	6-1-2037	798,748	829,650
FHLMC ±	2.82	9-1-2035	4,507,403	4,745,293
FHLMC ±	2.82	8-1-2036	2,829,247	2,977,629
FHLMC ±	2.82	5-1-2038	1,678,279	1,782,084
FHLMC ±	2.82	1-1-2037	1,480,673	1,560,892
FHLMC ±	2.82	5-1-2034	109,123	114,948
FHLMC ±	2.82	1-1-2038	4,642,076	4,920,559
FHLMC ±	2.82	2-1-2034	816,785	866,936
FHLMC ±	2.83	1-1-2036	1,953,389	2,059,367
FHLMC ±	2.83	8-1-2035	2,448,217	2,578,526
FHLMC ±	2.84	6-1-2033	492,481	515,720
FHLMC ±	2.84	12-1-2032	2,938,903	3,095,820
FHLMC ±	2.84	12-1-2035	2,271,817	2,405,414
FHLMC ±	2.84	12-1-2033	1,035,465	1,089,752
FHLMC ±	2.84	4-1-2037	692,884	731,249
FHLMC ±	2.85	3-1-2027	106,056	108,127
FHLMC ±	2.85	11-1-2027	534,156	562,167
FHLMC ±	2.85	5-1-2032	52,515	54,941
FHLMC ±	2.86	5-1-2035	2,530,775	2,669,748
FHLMC ±	2.86	4-1-2038	1,882,585	2,000,723
FHLMC ±	2.86	2-1-2036	918,174	967,706
FHLMC ±	2.86	6-1-2035	160,802	169,284
FHLMC ±	2.86	1-1-2037	228,975	241,803
FHLMC ±	2.87	1-1-2035	400,147	422,674
FHLMC ±	2.87	6-1-2035	1,370,013	1,445,350
FHLMC ±	2.87	4-1-2034	550,391	575,948
FHLMC ±	2.87	7-1-2037	684,052	723,745
FHLMC ±	2.87	4-1-2037	1,912,459	2,017,352
FHLMC ±	2.87	1-1-2028	4,284	4,507
FHLMC ±	2.88	8-1-2019	9,445	9,488
FHLMC ±	2.88	12-1-2032	644,062	681,008
FHLMC ±	2.88	6-1-2035	617,550	650,437
FHLMC ±	2.88	9-1-2033	829,069	880,201
FHLMC ±	2.88	2-1-2036	728,041	765,746
FHLMC ±	2.89	3-1-2037	499,972	526,812
FHLMC ±	2.89	2-1-2036	994,981	1,046,680
FHLMC ±	2.89	7-1-2038	1,624,456	1,726,436
FHLMC ±	2.89	11-1-2018	1,940	1,936
FHLMC ±	2.89	9-1-2030	6,284,437	6,615,251
FHLMC ±	2.89	1-1-2033	707,524	743,480
FHLMC ±	2.90	11-1-2035	1,307,688	1,376,363
FHLMC ±	2.90	1-1-2036	744,351	784,921
FHLMC ±	2.90	5-1-2034	1,776,041	1,864,252
FHLMC ±	2.90	1-1-2034	1,026,532	1,077,066

Wells Fargo Adjustable Rate Government Fund	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC ±	2.91%	9-1-2038	$596,843	$628,121
FHLMC ±	2.91	9-1-2038	878,572	914,962
FHLMC ±	2.92	10-1-2030	1,945,894	2,045,452
FHLMC ±	2.92	7-1-2031	196,335	207,609
FHLMC ±	2.93	6-1-2025	66,385	67,427
FHLMC ±	2.93	7-1-2018	7,460	7,468
FHLMC ±	2.93	9-1-2029	875,514	921,226
FHLMC ±	2.94	2-1-2036	140,260	147,198
FHLMC ±	2.94	7-1-2034	812,488	852,625
FHLMC ±	2.94	2-1-2034	2,093,616	2,208,586
FHLMC ±	2.94	11-1-2022	165,470	171,745
FHLMC ±	2.94	10-1-2033	2,174,958	2,293,304
FHLMC ±	2.95	9-1-2033	1,011,158	1,064,937
FHLMC ±	2.96	10-1-2029	114,436	117,449
FHLMC ±	2.96	2-1-2034	1,005,984	1,058,581
FHLMC ±	2.96	10-1-2036	771,362	816,898
FHLMC ±	2.96	6-1-2035	2,141,713	2,262,357
FHLMC ±	2.96	2-1-2031	702,497	736,831
FHLMC ±	2.96	2-1-2036	1,385,020	1,458,072
FHLMC ±	2.97	6-1-2028	156,072	160,687
FHLMC ±	2.97	6-1-2035	602,337	634,856
FHLMC ±	2.97	9-1-2032	1,834,966	1,928,243
FHLMC ±	2.98	10-1-2035	2,586,469	2,739,742
FHLMC ±	2.98	7-1-2027	637,182	642,514
FHLMC ±	2.98	6-1-2024	8,264	8,290
FHLMC ±	2.98	2-1-2034	670,898	708,937
FHLMC ±	2.98	1-1-2037	2,263,100	2,402,635
FHLMC ±	2.98	4-1-2037	2,822,722	2,993,687
FHLMC ±	2.99	4-1-2038	1,398,468	1,471,876
FHLMC ±	3.00	6-1-2033	1,047,203	1,101,427
FHLMC ±	3.00	1-1-2023	37,750	39,451
FHLMC ±	3.00	3-1-2034	810,565	850,408
FHLMC ±	3.01	9-1-2029	139,984	143,046
FHLMC ±	3.01	1-1-2037	1,544,707	1,623,023
FHLMC ±	3.01	10-1-2035	1,538,531	1,628,711
FHLMC ±	3.02	6-1-2021	60,560	61,117
FHLMC ±	3.02	6-1-2035	1,466,596	1,546,895
FHLMC ±	3.03	7-1-2034	1,072,241	1,134,120
FHLMC ±	3.03	4-1-2032	93,460	95,615
FHLMC ±	3.03	3-1-2034	899,589	944,715
FHLMC ±	3.03	2-1-2018	178	178
FHLMC ±	3.04	4-1-2034	562,767	588,789
FHLMC ±	3.04	8-1-2027	7,361	7,455
FHLMC ±	3.05	2-1-2035	1,330,663	1,407,411
FHLMC ±	3.05	6-1-2030	370,941	387,956
FHLMC ±	3.05	4-1-2035	338,987	358,861
FHLMC ±	3.05	8-1-2029	103,639	105,364
FHLMC ±	3.06	2-1-2027	150,519	151,749
FHLMC ±	3.06	5-1-2035	268,772	283,350
FHLMC ±	3.07	6-1-2035	2,052,818	2,180,920
FHLMC ±	3.08	5-1-2033	248,697	263,452
FHLMC ±	3.08	10-1-2025	78,051	79,606
FHLMC ±	3.09	8-1-2030	3,790,511	4,006,283
FHLMC ±	3.10	10-1-2025	33,131	33,336
FHLMC ±	3.10	7-1-2029	59,729	62,341
FHLMC ±	3.12	9-1-2031	72,715	73,899
FHLMC ±	3.13	11-1-2029	865,322	908,370
FHLMC ±	3.13	11-1-2035	558,556	593,258
FHLMC ±	3.14	10-1-2024	103,556	108,227
FHLMC ±	3.14	5-1-2028	248,416	258,474
FHLMC ±	3.15	6-1-2030	36,013	36,758
FHLMC ±	3.19	7-1-2024	37,604	37,604
FHLMC ±	3.19	2-1-2029	218,468	225,160
FHLMC ±	3.20	2-1-2030	54,880	55,634
FHLMC ±	3.21	6-1-2030	107,490	109,852
FHLMC ±	3.21	1-1-2035	438,193	463,485
FHLMC ±	3.21	5-1-2039	1,335,899	1,403,945
FHLMC ±	3.24	12-1-2036	672,209	707,717

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Adjustable Rate Government Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC ±	3.24%	6-1-2032	$233,958	$239,288
FHLMC ±	3.25	12-1-2025	99,795	101,271
FHLMC ±	3.26	6-1-2026	1,043,157	1,084,276
FHLMC ±	3.26	11-1-2029	116,682	120,729
FHLMC ±	3.27	9-1-2030	110,703	113,083
FHLMC ±	3.27	9-1-2036	802,839	843,287
FHLMC ±	3.28	2-1-2037	572,218	605,220
FHLMC ±	3.30	4-1-2029	129,273	131,406
FHLMC ±	3.33	5-1-2037	1,876,975	1,974,200
FHLMC ±	3.37	4-1-2037	1,373,824	1,458,801
FHLMC ±	3.37	7-1-2036	742,764	783,775
FHLMC ±	3.37	5-1-2037	394,617	418,375
FHLMC ±	3.38	5-1-2032	235,169	242,751
FHLMC ±	3.39	4-1-2035	1,142,505	1,213,149
FHLMC ±	3.42	8-1-2035	150,398	154,628
FHLMC ±	3.45	8-1-2029	112,197	116,488
FHLMC ±	3.48	11-1-2032	123,119	126,023
FHLMC ±	3.49	4-1-2035	2,586,647	2,728,118
FHLMC ±	3.51	5-1-2031	125,857	132,515
FHLMC ±	3.55	3-1-2032	960,630	1,017,234
FHLMC ±	3.55	6-1-2035	1,275,360	1,336,547
FHLMC ±	3.56	4-1-2035	1,551,317	1,645,855
FHLMC ±	3.62	12-1-2025	437,665	458,465
FHLMC ±	3.63	4-1-2037	608,896	647,350
FHLMC ±	3.66	2-1-2024	21,116	21,227
FHLMC ±	3.70	8-1-2029	9,869	9,845
FHLMC ±	3.75	4-1-2023	15,413	15,620
FHLMC ±	3.89	2-1-2021	19,523	19,937
FHLMC	4.00	12-15-2023	33,142	33,393
FHLMC ±	4.29	8-1-2027	67,210	67,418
FHLMC ±	4.59	11-1-2026	107,412	111,304
FHLMC	5.00	10-1-2022	11,872	12,258
FHLMC ±	5.51	8-1-2024	306,373	316,773
FHLMC	6.50	4-1-2018	16,098	16,212
FHLMC	7.00	9-1-2035	67,674	69,524
FHLMC	8.50	5-1-2020	5,367	5,398
FHLMC Series 0020 Class F ±	1.61	7-1-2029	16,831	17,213
FHLMC Series 1671 Class QA ±	1.54	2-15-2024	590,190	603,288
FHLMC Series 1686 Class FE ±	1.69	2-15-2024	25,816	26,394
FHLMC Series 1730 Class FA ±	1.82	5-15-2024	166,541	162,028
FHLMC Series 2315 Class FW ±	1.54	4-15-2027	107,406	108,805
FHLMC Series 2391 Class EF ±	1.49	6-15-2031	90,439	90,946
FHLMC Series 2454 Class SL ±(c)	7.01	3-15-2032	183,517	41,499
FHLMC Series 2461 Class FI ±	1.49	4-15-2028	130,294	130,819
FHLMC Series 2464 Class FE ±	1.99	3-15-2032	119,612	123,154
FHLMC Series 2466 Class FV ±	1.54	3-15-2032	226,059	229,540
FHLMC Series 2538 Class F ±	1.59	12-15-2032	511,317	518,848
FHLMC Series 3001 Class EA ±	1.34	3-15-2035	17,618	17,622
FHLMC Series 3335 Class FT ±	1.14	8-15-2019	78,042	78,047
FHLMC Series 3436 Class A ±	2.68	11-15-2036	1,204,518	1,274,307
FHLMC Series T-15 Class A6 ±	1.39	11-25-2028	638,760	638,449
FHLMC Series T-16 Class A ±	1.34	6-25-2029	1,547,115	1,559,445
FHLMC Series T-20 Class A7 ±	1.29	12-25-2029	2,819,253	2,748,850
FHLMC Series T-21 Class A ±	1.35	10-25-2029	1,554,094	1,541,327
FHLMC Series T-23 Class A ±	1.27	5-25-2030	1,849,150	1,821,544
FHLMC Series T-27 Class A ±	1.29	10-25-2030	1,225,200	1,221,432
FHLMC Series T-30 Class A7 ±	1.35	12-25-2030	1,235,728	1,193,960
FHLMC Series T-35 Class A ±	1.27	9-25-2031	3,477,854	3,436,033
FHLMC Series T-36 Class A ±	1.29	1-25-2032	405,726	403,181
FHLMC Series T-48 Class 2A ±	3.52	7-25-2033	2,465,889	2,559,151
FHLMC Series T-54 Class 4A ±	3.29	2-25-2043	1,713,086	1,762,667
FHLMC Series T-55 Class 1A1	6.50	3-25-2043	74,721	85,303
FHLMC Series T-56 Class 3AF ±	1.99	5-25-2043	1,095,923	1,121,746
FHLMC Series T-62 Class 1A1 ±	1.84	10-25-2044	4,423,216	4,476,813
FHLMC Series T-63 Class 1A1 ±	1.84	2-25-2045	3,997,878	4,010,908
FHLMC Series T-66 Class 2A1 ±	3.26	1-25-2036	2,598,384	2,660,735
FHLMC Series T-67 Class 1A1C ±	3.14	3-25-2036	6,124,396	6,341,993
FHLMC Series T-67 Class 2A1C ±	3.18	3-25-2036	5,129,662	5,284,729
FHLMC Series T-75 Class A1 ±	1.03	12-25-2036	2,249,375	2,236,024

Wells Fargo Adjustable Rate Government Fund	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA ±	1.34%	8-25-2018	$810,533	$811,452
FNMA ±	1.81	4-1-2021	36,331	36,115
FNMA ±	1.83	11-1-2024	4,930	4,905
FNMA ±	1.85	10-1-2017	2,563	2,557
FNMA ±	1.85	1-1-2018	6,205	6,190
FNMA ±	1.85	11-1-2023	31,004	30,742
FNMA ±	1.85	3-1-2033	162,818	164,134
FNMA ±	1.86	4-1-2019	1,551	1,546
FNMA ±	1.87	4-1-2042	2,383,220	2,405,992
FNMA ±	1.87	10-1-2044	1,241,189	1,253,659
FNMA ±	1.88	7-1-2017	56	56
FNMA ±	1.88	8-1-2017	74	74
FNMA ±	1.88	1-1-2021	1,615	1,645
FNMA ±	1.88	1-1-2021	2,029	2,065
FNMA ±	1.88	3-1-2021	338	336
FNMA ±	1.88	3-1-2030	1,429	1,411
FNMA ±	1.89	1-1-2035	1,110,864	1,118,429
FNMA ±	1.97	12-1-2017	12,223	12,207
FNMA ±	2.02	1-1-2038	220,615	219,157
FNMA ±	2.03	4-1-2018	546	545
FNMA ±	2.04	12-1-2030	134,524	135,818
FNMA ±	2.05	5-1-2029	48,193	50,004
FNMA ±	2.05	8-1-2033	1,293,263	1,335,303
FNMA ±	2.12	8-1-2030	1,514,624	1,556,104
FNMA ±	2.13	1-1-2019	25,992	25,940
FNMA ±	2.13	5-1-2019	55	55
FNMA ±	2.13	6-1-2019	213	213
FNMA ±	2.13	4-1-2024	2,658,832	2,682,358
FNMA ±	2.15	9-1-2037	2,726,926	2,750,604
FNMA ±	2.17	11-1-2017	1,095	1,094
FNMA ±	2.18	8-1-2017	15,395	15,374
FNMA ±	2.19	2-1-2018	269	269
FNMA ±	2.21	1-1-2036	354,070	356,178
FNMA ±	2.24	5-1-2018	1,124	1,122
FNMA ±	2.25	12-1-2020	13,450	13,464
FNMA ±	2.26	8-1-2032	143,434	146,897
FNMA ±	2.31	6-1-2021	30,825	31,868
FNMA ±	2.33	7-1-2020	4,660	4,737
FNMA ±	2.34	3-1-2033	342,816	344,089
FNMA ±	2.37	1-1-2035	92,514	97,538
FNMA ±	2.37	11-1-2020	352,907	353,063
FNMA ±	2.38	1-1-2018	27,176	27,362
FNMA ±	2.38	6-1-2018	1,421	1,420
FNMA ±	2.38	8-1-2031	63,568	66,495
FNMA ±	2.40	8-1-2032	237,827	238,555
FNMA ±	2.41	11-1-2022	39,383	39,445
FNMA ±	2.41	1-1-2036	79,213	79,733
FNMA ±	2.41	5-1-2028	30,616	30,683
FNMA ±	2.42	2-1-2033	431,349	452,377
FNMA ±	2.44	4-1-2033	420,235	441,650
FNMA ±	2.45	3-1-2030	19,352	19,407
FNMA ±	2.45	4-1-2038	594,335	627,854
FNMA ±	2.45	6-1-2017	522	522
FNMA ±	2.45	9-1-2032	57,404	57,511
FNMA ±	2.46	3-1-2034	396,966	419,267
FNMA ±	2.48	10-1-2027	575,036	587,975
FNMA ±	2.50	7-1-2017	2,871	2,867
FNMA ±	2.50	2-1-2020	1,783	1,782
FNMA ±	2.50	9-1-2030	443,327	447,716
FNMA ±	2.52	10-1-2024	2,710	2,719
FNMA ±	2.52	4-1-2030	5,202	5,220
FNMA ±	2.52	7-1-2017	3,889	3,884
FNMA ±	2.53	6-1-2035	842,073	872,924
FNMA ±	2.53	9-1-2019	26,569	26,612
FNMA ±	2.56	11-1-2017	4,873	4,882
FNMA ±	2.56	4-1-2018	92,582	92,589
FNMA ±	2.56	11-1-2035	50,207	52,679
FNMA ±	2.57	7-1-2038	956,919	1,001,762

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Adjustable Rate Government Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA ±	2.57%	1-1-2021	$162,235	$162,593
FNMA ±	2.57	10-1-2018	17,573	17,872
FNMA ±	2.57	5-1-2028	71,731	72,180
FNMA ±	2.57	11-1-2035	1,216,392	1,272,285
FNMA ±	2.58	1-1-2036	2,798,882	2,932,068
FNMA ±	2.59	8-1-2025	23,771	24,329
FNMA ±	2.60	12-1-2035	3,767,041	3,905,121
FNMA ±	2.61	11-1-2035	221,261	230,420
FNMA ±	2.62	1-1-2032	246,160	256,455
FNMA ±	2.62	8-1-2033	3,621	3,695
FNMA ±	2.62	8-1-2033	278,642	290,766
FNMA ±	2.63	7-1-2018	92	92
FNMA ±	2.63	12-1-2031	20,941	20,958
FNMA ±	2.65	10-1-2035	225,387	239,203
FNMA ±	2.65	11-1-2035	1,052,473	1,110,098
FNMA ±	2.65	11-1-2035	1,470,140	1,530,056
FNMA ±	2.65	10-1-2035	694,299	721,899
FNMA ±	2.65	8-1-2026	80,796	82,734
FNMA ±	2.65	5-1-2018	742	742
FNMA ±	2.66	12-1-2032	746,856	774,438
FNMA ±	2.66	8-1-2035	135,706	139,336
FNMA ±	2.66	4-1-2018	32,625	33,131
FNMA ±	2.67	7-1-2035	964,619	1,001,644
FNMA ±	2.67	7-1-2035	413,448	429,996
FNMA ±	2.67	7-1-2018	48,886	49,368
FNMA ±	2.68	10-1-2018	44,341	44,343
FNMA ±	2.68	7-1-2035	1,022,200	1,077,647
FNMA ±	2.69	12-1-2033	1,043,718	1,106,516
FNMA ±	2.69	8-1-2033	1,530,128	1,618,362
FNMA ±	2.69	10-1-2025	103,267	105,869
FNMA ±	2.70	9-1-2032	5,031,262	5,273,361
FNMA ±	2.70	6-1-2034	814,046	854,245
FNMA ±	2.70	9-1-2036	807,089	845,729
FNMA ±	2.71	1-1-2035	519,378	546,622
FNMA ±	2.71	7-1-2033	85,214	89,973
FNMA ±	2.71	7-1-2035	981,353	1,034,976
FNMA ±	2.72	9-1-2021	40,224	40,300
FNMA ±	2.72	10-1-2037	1,427,992	1,485,465
FNMA ±	2.72	9-1-2035	268,800	281,733
FNMA ±	2.72	10-1-2034	453,138	478,648
FNMA ±	2.72	1-1-2036	196,483	206,854
FNMA ±	2.72	10-1-2018	19,378	19,404
FNMA ±	2.72	6-1-2026	68,277	70,096
FNMA ±	2.72	7-1-2035	1,088,992	1,149,571
FNMA ±	2.72	7-1-2035	327,221	346,211
FNMA ±	2.73	7-1-2035	1,423,251	1,476,969
FNMA ±	2.73	12-1-2034	1,129,545	1,187,831
FNMA ±	2.73	5-1-2035	921,390	967,137
FNMA ±	2.73	9-1-2036	704,203	745,839
FNMA ±	2.74	4-1-2040	207,236	218,017
FNMA ±	2.74	12-1-2031	121,908	124,159
FNMA ±	2.74	10-1-2033	451,659	476,724
FNMA ±	2.75	9-1-2017	31,343	31,313
FNMA ±	2.75	8-1-2035	2,008,532	2,123,820
FNMA ±	2.75	12-1-2031	240,936	251,208
FNMA ±	2.75	4-1-2037	2,747,257	2,890,803
FNMA ±	2.75	4-1-2035	2,651,155	2,785,306
FNMA ±	2.75	5-1-2034	865,554	911,345
FNMA ±	2.75	1-1-2027	23,067	23,326
FNMA ±	2.75	8-1-2031	138,193	141,434
FNMA ±	2.75	1-1-2037	1,349,793	1,428,137
FNMA ±	2.75	6-1-2035	497,359	524,405
FNMA ±	2.76	7-1-2036	3,553,000	3,735,899
FNMA ±	2.76	5-1-2018	76,355	76,382
FNMA ±	2.76	12-1-2039	216,722	224,738
FNMA ±	2.76	9-1-2035	1,683,761	1,775,981
FNMA ±	2.76	5-1-2038	3,593,946	3,784,045
FNMA ±	2.76	11-1-2038	804,832	849,510
FNMA ±	2.76	9-1-2035	1,977,415	2,076,560

Wells Fargo Adjustable Rate Government Fund	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA ±	2.77%	6-1-2032	$64,884	$65,471
FNMA ±	2.77	4-1-2020	1,426,462	1,428,951
FNMA ±	2.77	1-1-2036	1,170,954	1,234,996
FNMA ±	2.77	5-1-2039	2,484,932	2,613,747
FNMA ±	2.77	4-1-2030	95,035	97,040
FNMA ±	2.77	11-1-2024	35,612	35,978
FNMA ±	2.77	12-1-2037	2,735,323	2,883,053
FNMA ±	2.77	11-1-2027	28,270	28,600
FNMA ±	2.77	12-1-2035	459,243	483,768
FNMA ±	2.78	3-1-2038	2,315,941	2,440,245
FNMA ±	2.78	1-1-2033	2,911,026	3,054,459
FNMA ±	2.78	12-1-2034	1,286,093	1,357,429
FNMA ±	2.78	9-1-2035	5,094,959	5,358,843
FNMA ±	2.78	7-1-2020	790,048	794,946
FNMA ±	2.78	9-1-2035	1,870,344	1,987,075
FNMA ±	2.78	11-1-2035	1,591,349	1,674,742
FNMA ±	2.79	12-1-2037	3,281,893	3,464,503
FNMA ±	2.79	8-1-2031	124,039	127,051
FNMA ±	2.79	9-1-2031	160,426	165,440
FNMA ±	2.79	11-1-2033	3,511,393	3,705,159
FNMA ±	2.79	6-1-2037	1,349,205	1,435,445
FNMA ±	2.79	10-1-2036	1,037,015	1,091,619
FNMA ±	2.79	5-1-2034	774,595	812,363
FNMA ±	2.79	7-1-2039	4,016,280	4,233,402
FNMA ±	2.79	7-1-2038	1,824,783	1,923,147
FNMA ±	2.80	12-1-2022	8,707	8,772
FNMA ±	2.80	9-1-2034	3,332,550	3,508,190
FNMA ±	2.80	1-1-2035	2,053,116	2,129,787
FNMA ±	2.80	6-1-2036	1,758,903	1,850,862
FNMA ±	2.80	11-1-2036	2,816,123	2,967,687
FNMA ±	2.80	12-1-2024	28,189	28,468
FNMA ±	2.80	3-1-2035	3,236,817	3,404,027
FNMA ±	2.80	2-1-2033	211,704	219,823
FNMA ±	2.80	2-1-2036	875,887	921,038
FNMA ±	2.81	5-1-2033	398,970	418,588
FNMA ±	2.81	1-1-2019	732	731
FNMA ±	2.81	2-1-2034	2,053,111	2,166,953
FNMA ±	2.81	6-1-2034	2,326,732	2,446,366
FNMA ±	2.81	7-1-2019	53	53
FNMA ±	2.81	12-1-2040	1,181,476	1,244,107
FNMA ±	2.81	9-1-2030	133,769	137,067
FNMA ±	2.81	1-1-2037	1,579,283	1,662,833
FNMA ±	2.82	5-1-2033	2,113,493	2,241,805
FNMA ±	2.82	4-1-2038	1,375,693	1,449,348
FNMA ±	2.82	12-1-2040	3,716,051	3,910,591
FNMA ±	2.82	10-1-2035	1,957,019	2,044,518
FNMA ±	2.82	7-1-2025	3,048	3,199
FNMA ±	2.82	1-1-2035	4,052,833	4,263,256
FNMA ±	2.82	7-1-2037	655,493	686,935
FNMA ±	2.82	6-1-2031	285,521	295,457
FNMA ±	2.82	6-1-2033	661,014	693,657
FNMA ±	2.82	1-1-2037	3,204,569	3,400,090
FNMA ±	2.82	1-1-2035	679,892	715,758
FNMA ±	2.83	7-1-2036	3,685,254	3,881,613
FNMA ±	2.83	4-1-2024	49,572	49,925
FNMA ±	2.83	6-1-2027	93,019	94,879
FNMA ±	2.83	12-1-2030	72,848	74,527
FNMA ±	2.83	1-1-2027	529,059	534,150
FNMA ±	2.83	12-1-2040	431,060	453,609
FNMA ±	2.84	2-1-2033	200,300	205,701
FNMA ±	2.84	12-1-2036	648,391	683,481
FNMA ±	2.84	4-1-2033	745,053	783,247
FNMA ±	2.84	8-1-2036	3,350,602	3,530,450
FNMA ±	2.84	2-1-2038	2,408,323	2,531,174
FNMA ±	2.84	1-1-2038	1,021,625	1,077,746
FNMA ±	2.85	8-1-2031	116,705	119,613
FNMA ±	2.85	6-1-2030	55,843	57,192
FNMA ±	2.85	7-1-2035	1,501,750	1,592,170

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Adjustable Rate Government Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA ±	2.85%	3-1-2019	$134,798	$135,208
FNMA ±	2.85	11-1-2037	936,092	984,277
FNMA ±	2.86	12-1-2040	2,027,366	2,134,832
FNMA ±	2.86	6-1-2036	1,780,797	1,869,170
FNMA ±	2.86	9-1-2035	856,488	902,954
FNMA ±	2.86	10-1-2036	3,373,070	3,557,972
FNMA ±	2.86	8-1-2026	415,809	441,278
FNMA ±	2.86	5-1-2036	3,488,118	3,671,201
FNMA ±	2.86	7-1-2040	2,642,384	2,780,031
FNMA ±	2.86	8-1-2037	3,241,161	3,407,995
FNMA ±	2.86	5-1-2033	644,482	676,561
FNMA ±	2.86	6-1-2035	1,150,812	1,212,583
FNMA ±	2.86	5-1-2036	1,192,021	1,255,743
FNMA ±	2.87	9-1-2022	167,033	168,486
FNMA ±	2.87	7-1-2029	543,742	573,690
FNMA ±	2.87	12-1-2032	742,780	788,010
FNMA ±	2.87	9-1-2039	4,179,380	4,402,676
FNMA ±	2.87	3-1-2031	36,382	36,627
FNMA ±	2.87	6-1-2036	235,126	248,794
FNMA ±	2.87	7-1-2027	24,889	25,009
FNMA ±	2.87	6-1-2027	1,023	1,054
FNMA ±	2.88	8-1-2018	20,588	20,734
FNMA ±	2.88	1-1-2022	8,050	8,065
FNMA ±	2.88	12-1-2028	26,412	26,705
FNMA ±	2.88	1-1-2029	4,969	5,036
FNMA ±	2.88	6-1-2035	994,966	1,045,612
FNMA ±	2.88	8-1-2036	2,422,176	2,559,430
FNMA ±	2.88	12-1-2040	3,199,020	3,372,269
FNMA ±	2.88	2-1-2035	285,563	301,966
FNMA ±	2.88	12-1-2035	3,506,603	3,697,937
FNMA ±	2.89	11-1-2024	78,881	81,838
FNMA ±	2.89	5-1-2035	1,832,168	1,931,141
FNMA ±	2.89	2-1-2038	4,474,513	4,712,728
FNMA ±	2.89	1-1-2038	4,322,411	4,559,028
FNMA ±	2.89	10-1-2034	1,080,346	1,141,531
FNMA ±	2.89	3-1-2034	410,050	425,818
FNMA ±	2.90	10-1-2035	1,193,926	1,258,165
FNMA ±	2.90	4-1-2024	17,595	18,144
FNMA ±	2.90	5-1-2025	39,350	39,591
FNMA ±	2.90	9-1-2028	95,397	97,469
FNMA ±	2.90	5-1-2033	1,034,407	1,081,521
FNMA ±	2.90	6-1-2034	3,240,751	3,411,666
FNMA ±	2.90	9-1-2026	38,252	39,276
FNMA ±	2.90	5-1-2036	2,167,457	2,289,729
FNMA ±	2.90	5-1-2034	485,340	510,377
FNMA ±	2.90	1-1-2037	1,182,866	1,249,856
FNMA ±	2.91	8-1-2035	974,484	1,026,455
FNMA ±	2.91	10-1-2036	922,748	973,915
FNMA ±	2.91	9-1-2036	610,247	641,801
FNMA ±	2.91	9-1-2037	806,107	857,802
FNMA ±	2.93	1-1-2029	368,315	384,136
FNMA ±	2.93	1-1-2035	93,631	98,809
FNMA ±	2.93	4-1-2036	1,152,697	1,218,827
FNMA ±	2.93	7-1-2020	46,560	46,878
FNMA ±	2.94	1-1-2031	492,604	518,891
FNMA ±	2.94	7-1-2035	2,300,132	2,443,087
FNMA ±	2.94	5-1-2035	270,130	286,339
FNMA ±	2.94	10-1-2029	78,033	79,433
FNMA ±	2.94	11-1-2034	590,307	625,473
FNMA ±	2.95	1-1-2028	4,386	4,415
FNMA ±	2.95	6-1-2032	32,978	33,341
FNMA ±	2.95	12-1-2034	891,053	938,884
FNMA ±	2.95	7-1-2028	187	195
FNMA ±	2.96	4-1-2033	1,074,389	1,130,395
FNMA ±	2.96	7-1-2027	191,201	197,925
FNMA ±	2.96	6-1-2033	288,991	299,979
FNMA ±	2.96	9-1-2033	829,643	871,321
FNMA ±	2.97	4-1-2030	15,643	15,752
FNMA ±	2.97	5-1-2037	1,148,609	1,211,706

Wells Fargo Adjustable Rate Government Fund	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA ±	2.97%	7-1-2028	$697,938	$724,909
FNMA ±	2.97	9-1-2033	599,073	637,932
FNMA ±	2.97	7-1-2030	633,685	672,337
FNMA ±	2.98	2-1-2033	615,072	647,055
FNMA ±	2.98	6-1-2035	2,051,918	2,161,387
FNMA ±	2.99	2-1-2036	5,670,705	5,983,158
FNMA ±	2.99	12-1-2024	66,775	67,134
FNMA ±	2.99	12-1-2030	756,808	795,578
FNMA ±	2.99	5-1-2033	265,265	278,773
FNMA ±	3.00	12-1-2021	25,521	25,737
FNMA ±	3.00	6-1-2035	288,450	303,198
FNMA ±	3.00	2-1-2019	532	533
FNMA ±	3.00	6-1-2025	7,164	7,215
FNMA ±	3.00	5-1-2036	522,431	556,301
FNMA ±	3.00	9-1-2030	791,604	843,164
FNMA ±	3.01	3-1-2033	1,201,621	1,265,090
FNMA ±	3.01	6-1-2040	908,243	952,988
FNMA ±	3.01	8-1-2040	841,304	874,052
FNMA ±	3.02	10-1-2025	7,268	7,264
FNMA ±	3.02	9-1-2037	726,892	767,260
FNMA ±	3.02	1-1-2032	81,960	84,052
FNMA ±	3.03	7-1-2024	11,401	11,440
FNMA ±	3.03	2-1-2037	1,536,322	1,614,418
FNMA ±	3.03	5-1-2035	791,110	828,097
FNMA ±	3.03	4-1-2033	928,251	973,663
FNMA ±	3.04	6-1-2027	79,091	80,222
FNMA ±	3.04	9-1-2034	1,404,406	1,483,434
FNMA ±	3.04	9-1-2030	449,746	479,788
FNMA ±	3.05	3-1-2035	984,254	1,036,868
FNMA ±	3.05	7-1-2033	883,171	945,378
FNMA ±	3.05	9-1-2036	878,378	924,318
FNMA ±	3.05	6-1-2036	538,678	565,593
FNMA ±	3.06	11-1-2034	583,848	611,771
FNMA ±	3.06	7-1-2037	721,276	759,347
FNMA ±	3.06	9-1-2038	1,099,607	1,160,924
FNMA ±	3.07	5-1-2035	1,433,809	1,517,118
FNMA ±	3.08	4-1-2020	1,564	1,579
FNMA ±	3.09	10-1-2034	151,308	154,106
FNMA ±	3.10	1-1-2040	411,174	433,793
FNMA ±	3.10	10-1-2025	8,922	9,073
FNMA ±	3.10	5-1-2035	1,957,081	2,080,629
FNMA ±	3.10	3-1-2037	582,028	615,426
FNMA ±	3.10	7-1-2037	2,222,707	2,366,640
FNMA ±	3.10	9-1-2035	74,374	78,828
FNMA ±	3.11	7-1-2035	767,340	811,433
FNMA ±	3.11	8-1-2029	148,302	158,406
FNMA ±	3.12	10-1-2024	45,113	45,336
FNMA ±	3.12	8-1-2035	992,080	1,050,948
FNMA ±	3.12	1-1-2026	273,702	284,500
FNMA ±	3.12	1-1-2029	4,041	4,157
FNMA ±	3.13	11-1-2028	11,541	11,649
FNMA ±	3.13	2-1-2029	32,484	32,877
FNMA ±	3.14	2-1-2038	865,082	913,583
FNMA ±	3.14	5-1-2027	73,168	75,864
FNMA ±	3.14	10-1-2024	192,548	199,424
FNMA ±	3.14	11-1-2024	69,570	70,294
FNMA ±	3.14	9-1-2030	581,368	611,036
FNMA ±	3.14	2-1-2035	1,059,940	1,114,457
FNMA ±	3.14	4-1-2036	4,140,419	4,406,640
FNMA ±	3.15	10-1-2024	38,234	38,374
FNMA ±	3.15	8-1-2031	40,297	40,713
FNMA ±	3.15	6-1-2024	43,219	43,590
FNMA ±	3.15	1-1-2034	2,191,988	2,309,393
FNMA ±	3.15	10-1-2034	538,611	578,407
FNMA ±	3.15	7-1-2039	2,160,265	2,334,559
FNMA ±	3.16	3-1-2027	94,198	97,391
FNMA ±	3.16	8-1-2034	2,340,780	2,492,767
FNMA ±	3.16	4-1-2035	1,405,579	1,490,647

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Adjustable Rate Government Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA ±	3.17%	4-1-2038	$706,818	$743,439
FNMA ±	3.17	12-1-2033	1,251,771	1,323,523
FNMA ±	3.17	4-1-2028	275,197	286,023
FNMA ±	3.18	6-1-2032	73,559	74,537
FNMA ±	3.18	4-1-2034	1,798,271	1,869,424
FNMA ±	3.18	4-1-2034	843,029	889,762
FNMA ±	3.18	5-1-2035	1,746,081	1,858,683
FNMA ±	3.18	9-1-2035	554,335	591,660
FNMA ±	3.19	6-1-2041	1,172,379	1,236,291
FNMA ±	3.20	12-1-2033	1,552,331	1,634,532
FNMA ±	3.20	10-1-2029	383,728	400,148
FNMA ±	3.20	3-1-2035	2,357,507	2,523,084
FNMA ±	3.20	3-1-2032	123,630	127,410
FNMA ±	3.22	6-1-2024	21,885	21,967
FNMA ±	3.22	5-1-2033	773,059	817,036
FNMA ±	3.22	2-1-2028	39,983	40,434
FNMA ±	3.22	11-1-2038	1,081,839	1,131,082
FNMA ±	3.23	5-1-2037	2,725,497	2,916,842
FNMA ±	3.23	4-1-2033	395,802	416,320
FNMA ±	3.25	6-1-2032	94,485	97,154
FNMA ±	3.29	10-1-2028	201,007	208,377
FNMA ±	3.33	7-1-2028	168,215	174,236
FNMA ±	3.35	9-1-2033	57,690	58,141
FNMA ±	3.35	4-1-2040	2,026,172	2,167,717
FNMA ±	3.35	6-1-2041	719,206	758,072
FNMA ±	3.37	9-1-2032	1,525,744	1,645,996
FNMA ±	3.37	5-1-2033	3,191,597	3,404,960
FNMA ±	3.37	1-1-2035	985,789	1,042,733
FNMA ±	3.37	1-1-2033	97,259	99,390
FNMA ±	3.38	9-1-2019	1,588	1,598
FNMA ±	3.41	12-1-2046	903,060	964,921
FNMA ±	3.43	4-1-2033	750,766	784,098
FNMA ±	3.43	1-1-2033	1,299,919	1,383,598
FNMA ±	3.44	1-1-2031	66,167	66,811
FNMA ±	3.44	3-1-2037	3,459,598	3,677,552
FNMA ±	3.48	11-1-2029	8,383	8,337
FNMA ±	3.49	5-1-2032	179,900	184,298
FNMA ±	3.49	2-1-2029	1,385,054	1,430,640
FNMA ±	3.50	4-1-2034	648,529	685,538
FNMA ±	3.50	5-1-2035	1,366,989	1,447,046
FNMA ±	3.56	9-1-2031	270,120	275,490
FNMA ±	3.58	10-1-2017	84,142	83,976
FNMA ±	3.59	3-1-2034	1,136,642	1,206,060
FNMA ±	3.60	3-1-2030	130,113	133,154
FNMA ±	3.65	9-1-2028	121	121
FNMA ±	3.73	7-1-2033	36,675	37,017
FNMA ±	3.75	8-1-2030	126,801	129,638
FNMA ±	3.86	7-1-2021	49,858	50,316
FNMA ±	3.92	7-1-2033	1,320	1,336
FNMA ±	3.94	6-1-2028	33,047	33,393
FNMA ±	3.95	9-1-2023	2,151	2,153
FNMA ±	3.96	4-1-2033	350,015	370,125
FNMA ±	3.97	4-1-2024	217,937	231,352
FNMA ±	4.00	5-1-2034	275,141	286,242
FNMA ±	4.04	6-1-2019	1,245	1,254
FNMA ±	4.08	5-1-2025	67	67
FNMA ±	4.16	9-1-2033	40,392	40,994
FNMA ±	4.17	1-1-2033	64,910	66,023
FNMA ±	4.21	5-1-2033	1,074,976	1,134,450
FNMA ±	4.25	10-1-2021	5,366	5,377
FNMA ±	4.28	12-1-2036	145,586	154,459
FNMA ±	4.30	1-1-2018	164	165
FNMA ±	4.31	11-1-2019	177	175
FNMA ±	4.45	6-1-2034	240,199	250,903
FNMA ±	4.61	7-1-2028	21,136	21,994
FNMA ±	4.65	4-1-2018	9,174	9,207
FNMA ±	4.66	1-1-2019	88,279	89,037
FNMA ±	4.67	4-1-2033	192,104	198,283
FNMA ±	4.73	2-1-2019	68,370	69,630

Wells Fargo Adjustable Rate Government Fund	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA ±	4.82%	12-1-2032	$156,994	$162,287
FNMA ±	4.82	4-1-2032	169,665	169,779
FNMA ±	5.00	6-1-2028	8,997	9,077
FNMA ±	5.07	11-1-2031	16,071	16,087
FNMA ±	5.20	11-1-2031	107,633	107,914
FNMA	5.50	9-1-2019	11,286	11,372
FNMA ±	5.69	1-1-2019	24,707	25,060
FNMA ±	6.00	1-1-2020	4,205	4,203
FNMA ±	6.45	2-1-2034	40,609	40,834
FNMA	6.50	8-1-2028	57,574	59,901
FNMA	6.50	5-1-2031	144,302	160,706
FNMA	7.00	11-1-2017	1,069	1,069
FNMA	7.06	11-1-2024	21,964	22,209
FNMA	7.06	12-1-2024	27,519	27,667
FNMA	7.06	3-1-2025	50,720	52,502
FNMA	7.06	3-1-2025	6,028	6,047
FNMA	7.06	4-1-2025	19,025	19,090
FNMA	7.06	1-1-2027	28,075	28,054
FNMA	7.50	1-1-2031	70,124	76,862
FNMA	7.50	1-1-2033	238,504	269,227
FNMA	7.50	5-1-2033	187,087	210,408
FNMA	7.50	5-1-2033	179,992	199,430
FNMA	7.50	6-1-2033	31,929	32,338
FNMA	7.50	7-1-2033	48,282	49,899
FNMA	7.50	8-1-2033	101,138	109,430
FNMA	8.00	12-1-2026	86,126	95,651
FNMA	8.00	2-1-2030	194	195
FNMA	8.00	3-1-2030	292	322
FNMA	8.00	7-1-2031	31,712	32,146
FNMA	8.00	5-1-2033	99,023	108,824
FNMA	8.50	10-1-2026	6,480	6,882
FNMA	8.50	6-1-2030	50,281	53,170
FNMA	8.51	8-15-2024	50,706	55,409
FNMA	9.00	7-1-2030	442	441
FNMA	10.00	1-20-2021	9,783	9,935
FNMA	11.00	1-1-2018	734	740
FNMA Series 1989-74 Class J	9.80	10-25-2019	7,761	8,308
FNMA Series 1989-96 Class H	9.00	12-25-2019	2,965	3,136
FNMA Series 1992-39 Class FA ±	2.11	3-25-2022	121,361	121,240
FNMA Series 1992-45 Class F ±	2.11	4-25-2022	21,605	21,242
FNMA Series 1992-87 Class Z	8.00	5-25-2022	13,675	15,059
FNMA Series 1993-113 Class FA ±	1.65	7-25-2023	80,882	80,702
FNMA Series 1993-247 Class FM ±	1.79	12-25-2023	368,896	377,807
FNMA Series 1994-14 Class F ±	2.19	10-25-2023	180,022	185,850
FNMA Series 1998-T02 Class A5 ±	2.69	1-25-2032	76,102	76,336
FNMA Series 2001-50 Class BA	7.00	10-25-2041	177,069	202,093
FNMA Series 2001-63 Class FD ±	1.59	12-18-2031	185,687	188,520
FNMA Series 2001-81 Class F ±	1.54	1-25-2032	74,812	76,051
FNMA Series 2001-T08 Class A1	7.50	7-25-2041	149,605	174,822
FNMA Series 2001-T10 Class A2	7.50	12-25-2041	2,871,262	3,386,754
FNMA Series 2001-T12 Class A2	7.50	8-25-2041	205,340	243,537
FNMA Series 2001-T12 Class A4 ±	3.56	8-25-2041	4,795,162	5,026,338
FNMA Series 2001-W01 Class AV1 ±	1.23	8-25-2031	72,044	70,100
FNMA Series 2001-W03 Class A ±	6.45	9-25-2041	607,051	667,106
FNMA Series 2002-05 Class FD ±	1.89	2-25-2032	201,866	206,729
FNMA Series 2002-33 Class A4 ±	4.94	11-25-2030	153,332	162,124
FNMA Series 2002-59 Class F ±	1.39	9-25-2032	474,614	474,891
FNMA Series 2002-66 Class A3 ±	3.49	4-25-2042	8,815,427	9,303,335
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	1,447,649	1,738,277
FNMA Series 2002-T12 Class A5 ±	4.04	10-25-2041	1,982,834	2,083,755
FNMA Series 2002-T18 Class A5 ±	3.96	5-25-2042	3,684,091	3,919,026
FNMA Series 2002-T19 Class A4 ±	3.72	3-25-2042	207,072	221,944
FNMA Series 2002-W01 Class 3A ±	3.37	4-25-2042	1,298,754	1,333,625
FNMA Series 2002-W04 Class A6 ±	3.61	5-25-2042	2,054,759	2,155,932
FNMA Series 2003-07 Class A2 ±	2.92	5-25-2042	931,849	947,866
FNMA Series 2003-17 Class FN ±	1.29	3-25-2018	65,373	65,368
FNMA Series 2003-63 Class A8 ±	3.18	1-25-2043	1,430,640	1,475,334
FNMA Series 2003-W02 Class 1A3	7.50	7-25-2042	436,684	525,863

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Adjustable Rate Government Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA Series 2003-W04 Class 5A ±	3.37%	10-25-2042	$1,151,969	$1,189,151
FNMA Series 2003-W08 Class 4A ±	3.47	11-25-2042	1,528,540	1,607,429
FNMA Series 2003-W09 Class A ±	1.23	6-25-2033	2,391,519	2,345,220
FNMA Series 2003-W10 Class 2A ±	3.35	6-25-2043	3,123,619	3,225,909
FNMA Series 2003-W18 Class 2A ±	3.31	6-25-2043	9,358,898	9,908,256
FNMA Series 2004-31 Class FG ±	1.39	8-25-2033	231,352	231,730
FNMA Series 2004-38 Class FT ±	1.42	10-25-2033	148,151	148,642
FNMA Series 2004-T03 Class 1A3	7.00	2-25-2044	535,583	630,721
FNMA Series 2004-T03 Class 2A ±	3.37	8-25-2043	1,683,035	1,783,165
FNMA Series 2004-W01 Class 2A2	7.00	12-25-2033	296,902	349,485
FNMA Series 2004-W01 Class 3A ±	3.62	1-25-2043	95,450	100,979
FNMA Series 2004-W02 Class 5A	7.50	3-25-2044	154,941	183,791
FNMA Series 2004-W12 Class 2A ±	3.51	6-25-2044	5,147,686	5,479,273
FNMA Series 2004-W15 Class 3A ±	3.09	6-25-2044	7,174,148	7,386,828
FNMA Series 2005-57 Class EG ±	1.29	3-25-2035	264,025	264,177
FNMA Series 2005-W03 Class 3A ±	3.01	4-25-2045	1,433,288	1,472,668
FNMA Series 2006-15 Class FW ±	1.29	1-25-2036	232,609	233,560
FNMA Series 2006-W01 Class 3A ±	2.63	10-25-2045	6,322,663	6,735,497
FNMA Series 2007-95 Class A2 ±	1.27	8-27-2036	556,524	554,592
FNMA Series 2012-47 Class FW ±	2.69	5-25-2027	594,230	617,861
FNMA Series 2013-M11 Class FA ±	1.32	1-25-2018	162,604	162,754
FNMA Series G92-20 Class FB ±	2.11	4-25-2022	16,862	16,796
FNMA Series G93-1 Class K	6.68	1-25-2023	356,170	383,907
FNMA Series G93-19 Class FD ±	1.65	4-25-2023	266,822	266,724
GNMA ±	2.67	8-20-2062	6,130,850	6,400,150
GNMA ±	2.69	9-20-2062	2,062,454	2,152,386
GNMA	6.45	4-20-2025	40,144	44,388
GNMA	6.45	5-20-2025	6,635	6,588
GNMA	6.45	9-20-2025	39,881	45,671
GNMA	6.50	6-20-2034	77,113	79,176
GNMA	6.50	8-20-2034	516,757	574,434
GNMA	6.50	8-20-2034	107,967	112,598
GNMA	6.75	2-15-2029	82,080	90,733
GNMA	7.00	7-20-2034	57,130	58,339
GNMA	7.25	8-15-2017	103	103
GNMA	7.25	9-15-2017	1,499	1,503
GNMA	7.25	10-15-2017	948	950
GNMA	7.25	1-15-2018	1,587	1,590
GNMA	7.25	2-15-2018	1,839	1,849
GNMA	7.25	5-15-2018	2,274	2,279
GNMA	9.00	3-15-2020	1,528	1,548
GNMA	9.00	8-15-2021	274	275
GNMA	9.00	8-20-2024	175	180
GNMA	9.00	9-20-2024	1,073	1,113
GNMA	9.00	11-20-2024	146	146
GNMA	9.00	1-20-2025	5,846	6,550
GNMA	9.00	2-20-2025	18,496	20,595
GNMA Series 2011-H12 Class FA ±	1.32	2-20-2061	2,624,527	2,624,021
GNMA Series 2011-H17 Class FA ±	1.36	6-20-2061	1,255,321	1,256,547
GNMA Series 2013-H13 Class FS ±	1.83	6-20-2063	3,356,805	3,422,770
GNMA Series 2017-H09 Class FJ ±	1.48	3-20-2067	4,946,971	4,938,886
GNMA Series 2017-H11 Class FE ±	1.95	5-20-2067	5,000,000	4,989,063
Total Agency Securities (Cost $717,089,777)				725,581,863

	Yield		Shares
Short-Term Investments : 3.00%
Investment Companies : 3.00%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.71		22,645,252	22,645,252

Total Short-Term Investments (Cost $22,645,252)				22,645,252

Wells Fargo Adjustable Rate Government Fund	Portfolio of investments — May 31, 2017 (unaudited)

		Value
Total investments in securities (Cost $739,735,029)*	99.31%	$748,227,115
Other assets and liabilities, net	0.69	5,169,439

Total net assets	100.00%	$753,396,554

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(c)	Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $739,772,926 and unrealized gains (losses) consists of:

Gross unrealized gains	$10,639,240
Gross unrealized losses	(2,185,051)

Net unrealized gains	$8,454,189

Abbreviations:
FDIC	Federal Deposit Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

Wells Fargo Adjustable Rate Government Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund's assets and liabilities as of May 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets Investments in :
Agency securities	$0	$720,592,800	$4,989,063	$725,581,863
Short-term investments
Investment companies	22,645,252	0	0	22,645,252

Total assets	$22,645,252	$720,592,800	$4,989,063	$748,227,115

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Conservative Income Fund	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 1.63%
GNMA Series 2017-H11 Class FP ±(a)	1.22%	4-20-2067	$7,000,000	$7,000,000
Total Agency Securities (Cost $7,000,000)				7,000,000

Asset-Backed Securities : 25.81%
Ally Auto Receivables Trust Series 2016-1 Class A2A	1.20	8-15-2018	263,707	263,669
Ally Auto Receivables Trust Series 2017-2 Class A2	1.49	11-15-2019	2,075,000	2,075,330
Ally Auto Receivables Trust Series 2017-3 Class A2	1.53	3-16-2020	3,150,000	3,151,371
AmeriCredit Automobile Receivables Trust Series 2016-1 Class A2A	1.52	6-10-2019	825,693	825,837
AmeriCredit Automobile Receivables Trust Series 2016-2 Class A2A	1.42	10-8-2019	2,899,303	2,898,948
BMW Vehicle Lease Trust Series 2016-2 Class A2	1.23	1-22-2019	1,776,733	1,775,471
California Republic Auto Receivables Trust Series 2016-1 Class A2	1.50	12-17-2018	981,071	981,095
California Republic Auto Receivables Trust Series 2017-1 Class A2	1.64	11-15-2019	3,500,000	3,499,823
Cards II Trust Series 2017-1A Class A 144A±	1.36	4-18-2022	6,900,000	6,906,176
CarMax Auto Owner Trust Series 2014-2 Class A3	0.98	1-15-2019	885,550	884,798
CarMax Auto Owner Trust Series 2016-2 Class A2A	1.24	6-17-2019	1,600,374	1,599,601
CarMax Auto Owner Trust Series 2016-4 Class A2	1.21	11-15-2019	1,773,341	1,770,851
CCG Receivables Trust Class 2014-1 Class A2 144A	1.06	11-15-2021	246,910	246,811
Citibank Credit Card Issuance Trust Series 2017-A2 Class A2	1.74	1-19-2021	4,000,000	4,013,973
Dell Equipment Finance Trust Series 2017-1 Class A2 144A	2.04	6-24-2019	1,425,000	1,429,538
Discover Card Master Trust Series 2007-A1 Class A1	5.65	3-16-2020	5,634,000	5,704,193
Evergreen Credit Card Trust Series 2016-1 Class A 144A±	1.71	4-15-2020	5,000,000	5,022,048
Ford Credit Auto Owner Trust Series 2017-A Class A2A	1.33	12-15-2019	4,555,000	4,552,683
Ford Credit Auto Owner Trust Series 2017-A Class A2A	1.56	11-15-2019	1,150,000	1,151,018
GM Financial Automobile Leasing Trust Series 2014-3 Class A2A	1.17	6-20-2018	1,008,961	1,008,694
GM Financial Automobile Leasing Trust Series 2015-2 Class A3	1.68	12-20-2018	1,935,201	1,937,898
GM Financial Automobile Leasing Trust Series 2016-2 Class A2A	1.28	10-22-2018	726,054	725,721
GM Financial Automobile Leasing Trust Series 2017-1 Class A2A	1.67	9-20-2019	1,725,000	1,727,093
Golden Credit Card Trust Series 2015-1A Class A 144A±	1.43	2-15-2020	3,090,000	3,094,590
Harley-Davidson Motorcycle Trust Series 2014-1 Class A3	1.10	9-15-2019	831,826	831,276
Hertz Fleet Lease Funding LP Series 2017-1 Class A1 144A±	1.64	4-10-2031	2,000,000	1,999,999
Honda Auto Receivables Owner Trust Series 2015-4 Class A2	0.82	7-23-2018	216,870	216,726
Hyundai Auto Lease Securitization Trust Series 2016-A Class A2B 144A±	1.54	7-16-2018	1,967,467	1,969,972
Hyundai Auto Lease Securitization Trust Series 2017-B Class A2B 144A±	1.24	12-16-2019	1,180,000	1,180,000
Mercedes Benz Auto Lease Trust Series 2017-A Class A2A	1.53	8-15-2019	2,000,000	2,001,734
MMAF Equipment Finance LLC Series 2016-AA Class A2 144A	1.39	12-17-2018	2,170,348	2,170,692
Nissan Auto Receivables Owner Trust Series 2016-A Class A2B ±	1.34	2-15-2019	1,864,783	1,866,597
Oscar US Funding Trust Series 2016-2A Class A2A 144A	2.31	11-15-2019	1,126,275	1,126,365
Oscar US Funding Trust Series 2017-1A Class A2B 144A±	1.80	5-11-2020	3,000,000	2,997,525
Santander Drive Auto Receivables Trust Series 2017-1 Class A2	1.49	2-18-2020	2,250,000	2,248,964
Securitized Term Auto Receivables Trust Series 2016-1A Class A2A 144A	1.28	11-26-2018	1,953,398	1,951,380
Smart Trust Series 2016-2US Class A2A	1.45	8-14-2019	8,000,000	7,971,461
TCF Auto Receivables Owner Trust Series 2016-1A Class A 144A	1.93	6-15-2022	4,208,934	4,209,155
TCF Auto Receivables Owner Trust Series 2016-1A Class A2 144A	1.39	11-15-2019	1,455,497	1,454,185
Trillium Credit Card Trust II Series 2016-1A Class A 144A±	1.75	5-26-2021	6,650,000	6,682,693
Verizon Owner Trust Series 2016-1A Class A 144A	1.42	1-20-2021	3,800,000	3,786,147
Volvo Financial Equipment LLC Series 2016-1A Class A2 144A	1.44	10-15-2018	3,386,219	3,387,286
Volvo Financial Equipment LLC Series 2017-1A Class A2 144A	1.55	10-15-2019	800,000	800,054
World Omni Auto Receivables Trust Series 2016-A Class A2A	1.20	2-15-2019	3,132,462	3,127,403
World Omni Auto Receivables Trust Series 2017-A Class A2	1.68	12-16-2019	1,900,000	1,901,095
Total Asset-Backed Securities (Cost $111,087,721)				111,127,939

Corporate Bonds and Notes : 32.20%
Consumer Discretionary : 0.99%
Media : 0.99%
NBCUniversal Enterprise Incorporated 144A±	1.84	4-15-2018	4,250,000	4,274,548

Energy : 2.15%
Oil, Gas & Consumable Fuels : 2.15%
Chevron Corporation ±	1.35	11-15-2017	5,320,000	5,323,415

1

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Conservative Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corporation ±	1.65%	2-28-2018	$3,920,000	$3,939,455
				9,262,870

Financials : 26.96%
Banks : 6.00%
Bank of America Corporation NA	1.65	3-26-2018	4,250,000	4,254,701
Citibank NA ±	1.48	3-20-2019	5,000,000	5,012,520
Credit Suisse New York ±	1.85	4-27-2018	2,500,000	2,511,250
HSBC USA Incorporated	1.63	1-16-2018	5,000,000	5,001,170
HSBC USA Incorporated	1.70	3-5-2018	2,000,000	2,002,242
JPMorgan Chase & Company	1.80	1-25-2018	3,000,000	3,004,650
JPMorgan Chase & Company ±	2.00	3-22-2019	4,000,000	4,039,360
				25,825,893

Capital Markets : 2.12%
Goldman Sachs Group Incorporated ±	2.20	4-25-2019	4,000,000	4,046,020
Morgan Stanley ±	2.54	2-1-2019	5,000,000	5,085,330
				9,131,350

Consumer Finance : 6.85%
American Express Credit Corporation ±	1.50	5-3-2019	1,000,000	1,002,230
American Honda Finance Corporation ±	1.60	9-20-2017	4,880,000	4,886,788
BMW US Capital LLC 144A±	1.54	9-13-2019	8,000,000	8,028,792
Daimler Finance North America LLC 144A±	1.70	5-5-2020	4,000,000	4,006,124
Daimler Finance North America LLC 144A±	1.79	10-30-2019	2,000,000	2,007,286
Nissan Motor Acceptance Corporation 144A±	1.95	4-6-2018	1,500,000	1,507,359
Nissan Motor Acceptance Corporation 144A±	2.12	3-8-2019	5,000,000	5,044,805
Toyota Motor Credit Corporation ±	1.53	4-6-2018	3,000,000	3,008,190
				29,491,574

Diversified Financial Services : 2.09%
AIG Global Funding 144A	1.65	12-15-2017	4,000,000	4,005,304
NYSE Holdings LLC	2.00	10-5-2017	5,000,000	5,011,121
				9,016,425

Insurance : 9.90%
Berkshire Hathaway Finance Corporation ±	1.65	3-7-2018	7,000,000	7,031,829
Jackson National Life Global Funding Company 144A±	1.74	10-13-2017	2,000,000	2,003,652
MassMutual Global Funding 144A	2.10	8-2-2018	6,315,000	6,355,776
Metropolitan Life Global Funding 144A	1.35	9-14-2018	2,000,000	1,992,372
Metropolitan Life Global Funding I 144A	1.50	1-10-2018	473,000	473,202
Platinum Underwriters Finance Incorporated Series B	7.50	6-1-2017	7,118,000	7,118,000
Pricoa Global Funding 1 144A	1.35	8-18-2017	6,595,000	6,594,815
Principal Life Global Funding II 144A	1.50	9-11-2017	1,000,000	1,000,283
Principal Life Global Funding II 144A±	1.55	12-1-2017	4,000,000	4,008,904
Protective Life Global Funding 144A±	1.66	6-8-2018	6,000,000	6,016,734
				42,595,567

Health Care : 1.40%
Health Care Equipment & Supplies : 1.40%
Medtronic Incorporated	1.50	3-15-2018	6,000,000	6,002,850

Materials : 0.70%
Chemicals : 0.70%
E. I. du Pont de Nemours and Company ±	1.70	5-1-2020	3,000,000	3,014,955

Total Corporate Bonds and Notes (Cost $138,199,668)				138,616,032

2

Wells Fargo Conservative Income Fund	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 4.86%
California : 2.09%
University of California Series Y-1 (Education Revenue) ±	1.50%	7-1-2041	$8,985,000	$8,985,000

Colorado : 0.76%
Denver City & County CO Taxable Refunding & Improvement Bonds Series B (Tax Revenue)	2.70	8-1-2017	3,250,000	3,259,425

Michigan : 0.85%
Detroit MI Finance Authority Sub Series H-3 (Miscellaneous Revenue, Municipal Government Guaranty Insured)	1.39	11-1-2017	3,690,000	3,686,716

New York : 1.16%
Nassau County NY Series D (GO Revenue)	1.40	12-15-2017	5,000,000	5,006,450

Total Municipal Obligations (Cost $20,932,361)				20,937,591

Yankee Corporate Bonds and Notes : 20.17%
Energy : 2.82%
Oil, Gas & Consumable Fuels : 2.82%
BP Capital Markets plc ±	1.53	8-14-2018	7,100,000	7,122,507
TransCanada PipeLines Limited	1.63	11-9-2017	5,000,000	5,001,850
				12,124,357

Financials : 15.31%
Banks : 13.29%
ABN AMRO Bank NV 144A	2.10	1-18-2019	5,000,000	5,009,585
ABN AMRO Bank NV 144A	2.50	10-30-2018	2,000,000	2,016,432
Australia & New Zealand Banking Group Limited 144A±	1.82	9-23-2019	2,500,000	2,519,448
Bank of Tokyo-Mitsubishi UFJ Limited 144A±	2.14	9-14-2018	1,250,000	1,259,969
BNZ International Funding of London 144A±	1.87	2-21-2020	1,750,000	1,758,915
Export-Import Bank of Korea ±	1.90	5-26-2019	4,000,000	4,008,800
Export-Import Bank of Korea	2.88	9-17-2018	1,200,000	1,213,315
Industrial & Commercial Bank of China Limited ±	2.37	11-13-2017	1,500,000	1,502,169
ING Bank NV 144A±	1.79	8-15-2019	5,000,000	5,001,695
Macquarie Bank Limited 144A	1.60	10-27-2017	2,000,000	1,997,006
National Australia Bank Limited 144A±	1.68	5-22-2020	1,000,000	1,001,306
Nordea Bank AB 144A±	1.67	5-29-2020	6,200,000	6,203,522
Rabobank Nederland NV ±	1.69	8-9-2019	7,000,000	7,034,832
Skandinaviska Enskilda 144A	1.75	3-19-2018	4,000,000	4,002,828
Sumitomo Mitsui Banking Corporation ±	1.70	1-11-2019	2,000,000	2,004,382
Sumitomo Mitsui Trust Bank Limited ±	1.83	10-19-2018	4,600,000	4,620,622
Sumitomo Mitsui Trust Bank Limited 144A±	2.07	10-18-2019	6,000,000	6,057,774
				57,212,600

Capital Markets : 0.59%
Siemens Financieringsmaatschappij NV 144A±	1.46	3-16-2020	2,560,000	2,566,574

Diversified Financial Services : 1.43%
UBS AG ±	1.85	3-26-2018	2,000,000	2,009,754
UBS AG	5.75	4-25-2018	4,000,000	4,143,584
				6,153,338

Telecommunication Services : 2.04%
Diversified Telecommunication Services : 0.74%
Nippon Telegraph & Telephone Company	1.40	7-18-2017	3,200,000	3,200,557

Wireless Telecommunication Services : 1.30%
America Movil SAB de CV	5.63	11-15-2017	5,500,000	5,593,737

3

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Conservative Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Total Yankee Corporate Bonds and Notes (Cost $86,648,893)				$86,851,163

Short-Term Investments : 15.09%
Certificates of Deposit : 2.68%
Credit Suisse New York	2.41%	3-8-2018	$3,500,000	3,507,872
The Norinchukin Bank New York	1.40	6-9-2017	8,000,000	8,007,194
				11,515,066

Commercial Paper : 12.35%
Atlantic Asset Securitization LLC 144A(p)(z)	1.50	10-4-2017	9,000,000	8,953,088
CDP Financial Incorporated 144A(z)	0.98	8-30-2017	1,000,000	997,518
Collateralized Commercial Paper Company LLC 144A(p)(z)	1.12	8-7-2017	9,200,000	9,180,641
Institutional Secured Funding LLC 144A(p)(z)	1.01	6-23-2017	3,500,000	3,497,748
Institutional Secured Funding LLC 144A(p)(z)	1.03	6-29-2017	4,700,000	4,696,112
Institutional Secured Funding LLC 144A(p)(z)	1.05	7-7-2017	850,000	849,088
LMA Americas LLC 144A(p)(z)	1.10	8-1-2017	10,000,000	9,981,124
Ridgefield Funding Company LLC 144A(p)(z)	0.97	6-14-2017	3,000,000	2,998,871
Sinochem Commercial Paper Company Limited (z)	1.03	7-27-2017	5,000,000	4,991,878
Starbird Funding Corporation 144A(p)(z)	1.06	6-16-2017	7,000,000	6,996,718
				53,142,786

	Yield		Shares
Investment Companies : 0.05%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.71		232,467	232,467

			Principal
U.S. Treasury Securities : 0.01%
U.S. Treasury Bill (z)#	0.67	6-15-2017	$50,000	49,986

Total Short-Term Investments (Cost $64,905,380)				64,940,305

Total investments in securities (Cost $428,774,023)*	99.76%			429,473,030
Other assets and liabilities, net	0.24			1,030,525

Total net assets	100.00%			$430,503,555

±	Variable rate investment. The rate shown is the rate in effect at period end.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(p)	Asset-backed commercial paper
(z)	Zero coupon security. The rate represents the current yield to maturity.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $428,774,023 and unrealized gains (losses) consists of:

Gross unrealized gains	$808,655
Gross unrealized losses	(109,648)

Net unrealized gains	$699,007

Abbreviations:

GNMA	Government National Mortgage Association
GO	General obligation
LLC	Limited liability company
LP	Limited partnership
plc	Public limited company

4

Wells Fargo Conservative Income Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund's assets and liabilities as of May 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$7,000,000	$0	$7,000,000
Asset-backed securities	0	111,127,939	0	111,127,939
Corporate bonds and notes	0	138,616,032		138,616,032
Municipal obligations	0	20,937,591		20,937,591
Yankee corporate bonds and notes	0	86,851,163	0	86,851,163
Short-term investments
Certificates of deposit		11,515,066	0	11,515,066
Commercial paper	0	53,142,786		53,142,786
Investment companies	232,467	0	0	232,467
U.S. Treasury securities	49,986	0	0	49,986

Total assets	$282,453	$429,190,577	$0	$429,473,030

Liabilities
Futures contracts	$938	$0	$0	$938

Total liabilities	$938	$0	$0	$938

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

For the nine months ended May 31, 2017, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At May 31, 2017 the Fund had short futures contracts outstanding as follows:

				Contract value at	Unrealized
Expiration date	Counterparty	Contracts	Type	May 31, 2017	losses
9-29-2017	JPMorgan	60 Short	2-Year U.S. Treasury Notes	$12,989,063	$(2,909)

Wells Fargo Core Plus Bond Fund	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 19.65%
FHLMC ±	2.88%	1-1-2036	$39,200	$40,880
FHLMC	3.50	12-1-2045	4,398,006	4,542,934
FHLMC	3.50	12-1-2045	1,468,467	1,516,857
FHLMC	4.00	6-1-2044	3,501,801	3,699,003
FHLMC	5.00	6-1-2036	367,101	404,265
FHLMC	5.00	8-1-2040	359,061	393,888
FHLMC	5.50	10-1-2017	10,946	10,978
FHLMC	5.50	8-1-2038	77,267	85,902
FHLMC	5.50	12-1-2038	702,523	782,794
FHLMC	5.50	6-1-2040	1,070,388	1,189,455
FHLMC	7.50	5-1-2038	3,762	3,883
FHLMC	8.00	2-1-2030	282	333
FHLMC Series 2015-SC01 Class 1A	3.50	5-25-2045	1,175,111	1,188,258
FHLMC Series 2640 Class G	4.50	7-15-2018	133,776	135,091
FHLMC Series 3774 Class AB	3.50	12-15-2020	186,817	192,160
FHLMC Series K020 Class X1 ±(c)	1.57	5-25-2022	13,787,342	807,805
FHLMC Series T-42 Class A5	7.50	2-25-2042	1,733,596	2,028,862
FHLMC Series T-57 Class 2A1 ±	3.48	7-25-2043	53,503	57,942
FHLMC Series T-59 Class 2A1 ±	3.25	10-25-2043	276,237	274,911
FNMA	2.13	4-24-2026	6,100,000	5,958,492
FNMA %%	2.50	6-19-2032	1,645,000	1,661,177
FNMA ±	2.52	5-1-2046	1,680,994	1,718,391
FNMA ±	2.56	3-1-2046	1,579,350	1,611,952
FNMA ±	2.84	8-1-2036	1,313,962	1,384,490
FNMA ±	2.91	1-1-2036	142,754	150,891
FNMA	3.00	11-1-2045	2,448,165	2,460,658
FNMA	3.00	12-1-2045	6,080,066	6,111,092
FNMA	3.00	12-1-2046	2,708,582	2,722,404
FNMA ±	3.03	8-1-2036	50,918	53,748
FNMA ±	3.09	9-1-2036	30,673	32,475
FNMA	3.27	7-1-2022	1,243,241	1,303,765
FNMA	3.50	10-1-2043	1,192,362	1,233,469
FNMA	3.50	4-1-2045	371,526	383,688
FNMA	3.50	8-1-2045	7,673,030	7,924,211
FNMA	3.95	9-1-2021	416,512	445,899
FNMA	4.00	9-1-2024	165,109	171,411
FNMA	4.00	2-1-2046	819,365	865,522
FNMA	4.00	4-1-2046	3,610,146	3,813,512
FNMA %%	4.00	6-13-2047	2,265,000	2,391,522
FNMA	4.26	4-1-2021	2,736,776	2,944,217
FNMA	5.00	1-1-2024	128,513	136,175
FNMA	5.00	2-1-2036	36,677	40,504
FNMA	5.00	6-1-2040	128,041	141,030
FNMA	5.00	8-1-2040	2,197,872	2,417,826
FNMA	5.50	11-1-2023	71,253	76,432
FNMA	5.50	8-1-2034	126,544	141,880
FNMA	5.50	2-1-2035	38,703	43,454
FNMA	5.50	8-1-2038	110,754	123,218
FNMA	5.50	8-1-2038	525,677	586,206
FNMA	6.00	10-1-2037	657,992	744,784
FNMA	6.00	11-1-2037	47,031	53,324
FNMA	6.50	7-1-2036	32,185	36,772
FNMA	6.50	7-1-2036	15,183	17,353
FNMA	6.50	11-1-2036	6,224	6,913
FNMA	7.00	12-1-2022	219,916	234,768
FNMA	7.00	7-1-2036	16,032	17,822
FNMA	7.00	11-1-2037	15,443	17,208
FNMA	7.50	5-1-2038	1,989	2,013
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	7,386	8,869
FNMA Series 2003-W08 Class 4A ±	3.47	11-25-2042	178,906	188,139
FNMA Series 2003-W14 Class 2A ±	2.72	6-25-2045	144,245	153,771
FNMA Series 2003-W14 Class 2A ±	3.79	1-25-2043	342,585	361,814
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	1,483,766	1,755,998
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	778,895	918,174
GNMA	3.00	11-20-2045	5,631,817	5,740,485
GNMA %%	3.50	6-21-2047	11,685,000	12,184,351
GNMA %%	4.00	5-20-2047	3,140,000	3,330,284
GNMA	5.00	7-20-2040	893,801	988,149

1

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Core Plus Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA	7.50%	12-15-2029	$724	$810
GNMA Series 2008-22 Class XM ±(c)	0.82	2-16-2050	1,902,136	48,862
Total Agency Securities (Cost $91,737,040)				93,216,575

Asset-Backed Securities : 5.20%
Ally Auto Receivables Trust Series 2015-2 Class A3	1.49	11-15-2019	3,088,992	3,090,069
Ally Auto Receivables Trust Series 2016-2 Class A2	1.17	10-15-2018	386,302	386,240
American Airlines Series 2015-1 Class B Pass-Through Trust	3.70	11-1-2024	1,585,220	1,553,516
BMW Vehicle Lease Trust Series 2015-2 Class A3	1.40	9-20-2018	1,500,000	1,500,231
CarMax Auto Owner Trust Series 2015-3 Class A3	1.63	5-15-2020	1,960,000	1,961,781
Citibank Credit Card Issuance Trust Series 2014-A6 Class A6	2.15	7-15-2021	2,650,000	2,676,628
CNH Equipment Trust Series 2014-A Class A3	0.84	5-15-2019	32,312	32,303
CNH Equipment Trust Series 2014-C Class A3	1.05	11-15-2019	984,678	983,504
CNH Equipment Trust Series 2016-B Class A2A	1.31	10-15-2019	698,424	698,506
Discover Card Execution Note Trust Series 2014 Class A4	2.12	12-15-2021	1,015,000	1,025,175
GM Financial Automobile Lease Series 2016-2 Class A2A	1.28	10-22-2018	664,340	664,035
GMF Floorplan Owner Revolving Trust Series 2015-1 Class A1 144A	1.65	5-15-2020	1,600,000	1,601,080
Harley-Davidson Motorcycle Trust Series 2016-A Class A2	1.52	6-15-2019	762,609	762,151
Hyundai Auto Receivables Trust Series 2015-A Class A4	1.37	7-15-2020	1,205,000	1,203,802
Kubota Credit Owner Trust Series 2016-1A Class A2 144A	1.25	4-15-2019	1,697,464	1,695,241
SunTrust Auto Receivables Trust Series 2015-1A Class A3 144A	1.42	9-16-2019	1,264,102	1,264,183
Volvo Financial Equipment LLC Series 2016-1A Class A2 144A	1.44	10-15-2018	1,779,294	1,779,855
World OMNI Auto Receivables Trust Series 2015-A Series A3	1.34	5-15-2020	1,765,248	1,764,745
Total Asset-Backed Securities (Cost $24,682,128)				24,643,045

Corporate Bonds and Notes : 28.65%
Consumer Discretionary : 5.49%
Automobiles : 0.39%
Ford Motor Company	7.45	7-16-2031	1,465,000	1,853,311

Diversified Consumer Services : 0.31%
Ashtead Capital Incorporated 144A	5.63	10-1-2024	795,000	848,663
Toll Road Investors Partnership II 144A¤	0.00	2-15-2028	1,150,000	627,723
				1,476,386

Hotels, Restaurants & Leisure : 0.45%
International Game Technology plc 144A	4.75	2-15-2023	1,750,000	2,152,658

Household Durables : 0.84%
D.R. Horton Incorporated	4.38	9-15-2022	2,160,000	2,300,249
KB Home	7.50	9-15-2022	950,000	1,077,300
Tempur Sealy International Incorporated	5.50	6-15-2026	610,000	612,562
				3,990,111

Internet & Direct Marketing Retail : 0.64%
Amazon.com Incorporated	4.95	12-5-2044	815,000	952,822
Netflix Incorporated 144A	3.63	5-15-2027	1,800,000	2,074,137
				3,026,959

Media : 2.37%
CCO Holdings LLC 144A	5.75	2-15-2026	1,230,000	1,317,638
Charter Communications Operating LLC	4.46	7-23-2022	2,155,000	2,311,850
Charter Communications Operating LLC	6.48	10-23-2045	655,000	782,658
Discovery Communications LLC	6.35	6-1-2040	550,000	590,935
Gannett Company Incorporated 144A	5.50	9-15-2024	805,000	830,156
Gray Television Incorporated 144A	5.88	7-15-2026	585,000	593,775
NBCUniversal Enterprise Incorporated 144A	5.25	12-31-2049	938,000	994,280
SES Global Americas Holding Company 144A	5.30	3-25-2044	880,000	795,956
Thomson Reuters Corporation	5.85	4-15-2040	945,000	1,107,726
Time Warner Cable Incorporated	4.85	7-15-2045	840,000	841,792

2

Wells Fargo Core Plus Bond Fund	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Media (continued)
Viacom Incorporated	5.85%	9-1-2043	$985,000	$1,054,920
				11,221,686

Multiline Retail : 0.20%
Macy's Retail Holdings Incorporated	3.45	1-15-2021	940,000	947,591

Specialty Retail : 0.22%
Asbury Automotive Group Incorporated	6.00	12-15-2024	1,000,000	1,023,125

Textiles, Apparel & Luxury Goods : 0.07%
Levi Strauss & Company	5.00	5-1-2025	325,000	338,406

Consumer Staples : 0.79%
Food Products : 0.79%
Kraft Heinz Foods Company	2.25	5-25-2028	1,000,000	1,136,234
Kraft Heinz Foods Company	3.50	7-15-2022	1,540,000	1,595,602
TreeHouse Foods Incorporated 144A	6.00	2-15-2024	950,000	1,014,125
				3,745,961

Energy : 2.55%
Energy Equipment & Services : 0.05%
Hilcorp Energy Company 144A	5.75	10-1-2025	272,000	265,880

Oil, Gas & Consumable Fuels : 2.50%
Anadarko Petroleum Corporation	6.60	3-15-2046	795,000	984,729
Crestwood Midstream Partners LP	6.25	4-1-2023	940,000	974,658
Energy Transfer Partners LP	6.13	12-15-2045	1,330,000	1,480,504
Marathon Oil Corporation	5.90	3-15-2018	1,770,000	1,821,162
Marathon Petroleum Corporation	4.75	9-15-2044	630,000	591,809
Nabors Industries Incorporated 144A	5.50	1-15-2023	705,000	697,950
Rose Rock Midstream LP	5.63	7-15-2022	1,000,000	1,005,000
Sabine Pass Liquefaction LLC	6.25	3-15-2022	905,000	1,026,418
Tesoro Corporation 144A	4.75	12-15-2023	2,015,000	2,120,788
Williams Partners LP	4.88	3-15-2024	1,105,000	1,145,056
				11,848,074

Financials : 11.59%
Banks : 2.85%
Bank of America Corporation	3.95	4-21-2025	1,170,000	1,189,603
Bank of America Corporation ±	6.10	12-29-2049	1,290,000	1,385,138
Citizens Financial Group ±	5.16	6-29-2023	1,340,000	1,379,336
Fifth Third Bank	2.15	8-20-2018	1,885,000	1,894,860
Huntington National Bank	2.20	11-6-2018	1,985,000	1,992,460
JPMorgan Chase & Company	2.97	1-15-2023	2,550,000	2,583,058
JPMorgan Chase & Company ±	5.15	12-29-2049	1,370,000	1,387,125
PNC Financial Services ±	5.00	12-29-2049	565,000	576,300
Santander Holdings USA 144A	3.70	3-28-2022	1,125,000	1,135,676
				13,523,556

Capital Markets : 2.81%
Bank of New York Mellon Corporation ±	4.95	12-29-2049	2,000,000	2,075,000
Blackstone Holdings Finance Company LLC 144A	5.00	6-15-2044	1,015,000	1,087,013
Goldman Sachs Group Incorporated	2.35	11-15-2021	1,980,000	1,962,841
Goldman Sachs Group Incorporated	5.15	5-22-2045	1,100,000	1,199,740
Goldman Sachs Group Incorporated ±	5.30	12-29-2049	1,100,000	1,149,500
Legg Mason Incorporated	5.63	1-15-2044	815,000	855,832
Morgan Stanley	2.63	11-17-2021	2,980,000	2,987,292

3

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Core Plus Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Capital Markets (continued)
Morgan Stanley	2.75%	5-19-2022	$2,000,000	$2,002,946
				13,320,164

Consumer Finance : 0.70%
ERAC USA Finance LLC 144A	4.50	2-15-2045	1,695,000	1,622,027
Ford Motor Credit Company LLC	2.68	1-9-2020	1,695,000	1,711,294
				3,333,321

Diversified Financial Services : 1.03%
Brookfield Finance LLC	4.00	4-1-2024	2,005,000	2,064,569
Daimler Finance NA LLC 144A	1.75	10-30-2019	2,215,000	2,200,002
LPL Holdings Incorporated 144A	5.75	9-15-2025	600,000	619,500
				4,884,071

Insurance : 4.20%
CHUBB Corporation ±	3.41	3-29-2067	1,100,000	1,094,500
Endurance Specialty Holdings Limited	7.00	7-15-2034	1,330,000	1,648,567
Guardian Life Insurance Company 144A	4.85	1-24-2077	1,045,000	1,076,210
Hartford Financial Services Group ±	8.13	6-15-2068	1,905,000	2,014,538
National Life Insurance Company of Vermont 144A	10.50	9-15-2039	1,315,000	2,138,053
PartnerRe Finance II Incorporated ±	3.38	12-1-2066	1,345,000	1,156,700
Platinum Underwriters Finance Incorporated Series B	7.50	6-1-2017	1,730,000	1,730,000
Progressive Corporation ±	6.70	6-15-2067	2,050,000	2,052,563
Protective Life Corporation	8.45	10-15-2039	1,855,000	2,703,466
Prudential Financial Incorporated ±	8.88	6-15-2068	1,645,000	1,756,038
RenaissanceRe Finance Incorporated	3.70	4-1-2025	1,105,000	1,096,883
Transatlantic Holdings Incorporated	8.00	11-30-2039	1,100,000	1,474,790
				19,942,308

Health Care : 1.38%
Biotechnology : 0.49%
Celgene Corporation	5.00	8-15-2045	960,000	1,048,182
Gilead Sciences Incorporated	4.15	3-1-2047	1,310,000	1,263,571
				2,311,753

Health Care Providers & Services : 0.89%
Acadia Healthcare Company Incorporated	6.50	3-1-2024	760,000	811,300
Community Health Systems Incorporated	6.25	3-31-2023	1,025,000	1,059,081
DaVita HealthCare Partners Incorporated	5.00	5-1-2025	810,000	804,938
Express Scripts Holding Company	3.40	3-1-2027	1,000,000	964,146
Mednax Incorporated 144A	5.25	12-1-2023	535,000	543,025
Molina Healthcare Incorporated 144A%%	4.88	6-15-2025	40,000	40,300
				4,222,790

Industrials : 1.13%
Airlines : 0.36%
American Airlines Group Incorporated 144A«	4.63	3-1-2020	635,000	653,256
United Continental Holdings Incorporated «	6.00	12-1-2020	955,000	1,035,526
				1,688,782

Commercial Services & Supplies : 0.04%
KAR Auction Services Incorporated 144A	5.13	6-1-2025	175,000	178,500

Transportation Infrastructure : 0.73%
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2026	5,630,000	3,491,062

4

Wells Fargo Core Plus Bond Fund	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Information Technology : 0.47%
IT Services : 0.02%
Cardtronics Incorporated 144A	5.50%	5-1-2025	$75,000	$76,875

Software : 0.00%
CDK Global Incorporated 144A	4.88	6-1-2027	15,000	15,159

Technology Hardware, Storage & Peripherals : 0.45%
Diamond 1 Finance Corporation 144A	7.13	6-15-2024	575,000	640,679
Diamond 1 Finance Corporation 144A	8.35	7-15-2046	1,175,000	1,516,523
				2,157,202

Materials : 0.86%
Chemicals : 0.41%
CF Industries Incorporated	6.88	5-1-2018	1,880,000	1,959,900

Containers & Packaging : 0.23%
Owens-Illinois Incorporated 144A	6.38	8-15-2025	1,000,000	1,105,000

Metals & Mining : 0.22%
Novelis Corporation 144A	5.88	9-30-2026	990,000	1,024,650

Real Estate : 1.08%
Equity REITs : 0.87%
Corecivic Incorporated	4.63	5-1-2023	1,000,000	1,007,500
Federal Realty Investment Trust	3.63	8-1-2046	915,000	815,837
Omega Healthcare Investors Incorporated	4.38	8-1-2023	2,240,000	2,304,290
				4,127,627

Real Estate Management & Development : 0.21%
CBRE Services Incorporated	5.00	3-15-2023	940,000	979,942

Telecommunication Services : 1.94%
Diversified Telecommunication Services : 0.99%
AT&T Incorporated	4.75	5-15-2046	1,075,000	1,033,103
AT&T Incorporated	5.25	3-1-2037	1,070,000	1,118,332
AT&T Incorporated	5.65	2-15-2047	1,050,000	1,130,348
Level 3 Financing Incorporated	5.25	3-15-2026	485,000	504,250
Verizon Communications Incorporated 144A	5.01	4-15-2049	882,000	887,363
				4,673,396

Wireless Telecommunication Services : 0.95%
Crown Castle Towers LLC 144A	3.22	5-15-2042	2,600,000	2,654,106
SBA Tower Trust 144A	3.72	4-15-2048	1,820,000	1,866,961
				4,521,067

Utilities : 1.37%
Electric Utilities : 0.61%
Basin Electric Power Cooperative 144A	4.75	4-26-2047	1,315,000	1,350,573
Exelon Corporation	3.50	6-1-2022	1,520,000	1,556,252
				2,906,825

Gas Utilities : 0.23%
Southern Company Gas Capital Corporation	3.95	10-1-2046	1,145,000	1,082,176

Independent Power & Renewable Electricity Producers : 0.53%
Harper Lake Solar Funding Corporation 144A	7.65	12-31-2018	598,377	619,320

5

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Core Plus Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Independent Power & Renewable Electricity Producers (continued)
The AES Corporation	5.50%	3-15-2024	$1,010,000	$1,047,875
Tri-State Generation and Transmission Association Incorporated	4.25	6-1-2046	850,000	832,470
				2,499,665

Total Corporate Bonds and Notes (Cost $131,833,022)				135,915,939

Foreign Corporate Bonds and Notes @: 3.94%
Consumer Discretionary : 0.82%
Automobiles : 0.31%
Fiat Chrysler Automobiles NV (EUR)	3.75	3-29-2024	1,250,000	1,455,945

Hotels, Restaurants & Leisure : 0.25%
William Hill plc (GBP)	4.88	9-7-2023	875,000	1,183,989

Internet & Direct Marketing Retail : 0.26%
Edreams Odigeo SA (EUR) 144A	8.50	8-1-2021	1,000,000	1,229,731

Energy : 0.25%
Oil, Gas & Consumable Fuels : 0.25%
TOTAL SA (EUR) ±	3.88	12-29-2049	1,000,000	1,209,286

Financials : 1.84%
Banks : 0.84%
ABN AMRO Bank NV (EUR)	6.38	4-27-2021	1,800,000	2,479,319
Allied Irish Banks plc (EUR) ±	4.13	11-26-2025	1,000,000	1,200,631
BAWAG PSK Bank (EUR)	8.13	10-30-2023	200,000	297,982
				3,977,932

Diversified Financial Services : 1.00%
Ardagh Packaging Finance plc / Ardagh MP Holdings USA Incorporated (EUR) 144A	6.75	5-15-2024	1,000,000	1,251,130
BMBG Bond Finance SCA (EUR) 144A	3.00	6-15-2021	1,500,000	1,739,787
Ineos Finance plc (EUR) 144A	4.00	5-1-2023	1,500,000	1,750,319
				4,741,236

Materials : 0.27%
Containers & Packaging : 0.27%
Ball Corporation (EUR)	4.38	12-15-2023	1,000,000	1,265,172

Telecommunication Services : 0.76%
Diversified Telecommunication Services : 0.26%
SFR Group SA (EUR) 144A	5.63	5-15-2024	1,000,000	1,220,238

Wireless Telecommunication Services : 0.50%
Telefonica Europe BV (EUR) ±	6.50	9-29-2049	2,000,000	2,403,294

Total Foreign Corporate Bonds and Notes (Cost $17,967,882)				18,686,823

Foreign Government Bonds @: 0.21%
Nota Do Tesouro Nacional (BRL)	10.00	1-1-2021	3,100,000	991,179

Total Foreign Government Bonds (Cost $918,397)				991,179

6

Wells Fargo Core Plus Bond Fund	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Loans : 4.66%
Consumer Staples : 0.52%
Food Products : 0.52%
Pinnacle Foods Incorporated ±	3.00%	2-2-2024	$1,246,875	$1,252,561
Prestige Brands Incorporated ±	3.79	1-26-2024	1,193,062	1,202,511
				2,455,072

Financials : 0.21%
Insurance : 0.21%
Hub International Limited ±	4.17	10-2-2020	997,429	1,002,576

Health Care : 0.53%
Health Care Providers & Services : 0.29%
Air Methods Corporation ±	4.57	4-21-2024	118,013	117,275

Press Ganey Holdings Incorporated ±	4.29	10-21-2023	1,246,875	1,248,434
				1,365,709

Pharmaceuticals : 0.24%
Endo Finance LLC ±	5.31	4-29-2024	1,115,000	1,133,821

Industrials : 1.18%
Aerospace & Defense : 0.26%
TransDigm Incorporated ±	4.08	5-14-2022	1,240,968	1,243,214

Commercial Services & Supplies : 0.65%
Aramark Services Incorporated ±	3.04	3-28-2024	515,000	518,378
KAR Auction Services Incorporated ±	5.13	3-9-2021	1,235,924	1,239,793
Tempo Acquisition LLC ±%%<	4.06	5-1-2024	75,000	75,241
Waste Industries USA Incorporated ±	3.79	2-27-2020	1,240,506	1,250,592
				3,084,004

Communications Equipment : 0.27%
Virgin Media Bristol LLC ±	3.74	1-31-2025	1,250,000	1,255,075

Information Technology : 0.62%
Internet Software & Services : 0.37%
Ancestry.com Incorporated ±	4.25	10-19-2023	1,237,500	1,247,709
Zayo Group LLC ±	3.51	1-19-2024	491,179	494,220
				1,741,929

IT Services : 0.24%
First Data Corporation ±	4.03	7-10-2022	1,145,240	1,151,916

Software : 0.01%
CCC Information Services Incorporated ±	4.04	4-27-2024	50,000	49,850

Materials : 0.60%
Chemicals : 0.01%
Axalta Coating Systems LLC ±%%<	3.06	5-16-2024	50,000	50,235

Containers & Packaging : 0.59%
Berry Plastics Corporation ±	3.24	2-8-2020	1,250,000	1,257,213
Consolidated Container Company LLC ±%%<	4.56	5-22-2024	300,000	301,575
Reynolds Group Holdings Incorporated ±	4.04	2-5-2023	1,243,758	1,249,579
				2,808,367

7

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Core Plus Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Real Estate : 0.48%
Equity REITs : 0.48%
GEO Group Incorporated ±	3.25%	3-22-2024	$1,042,470	$1,043,127
MGM Growth Properties LLC ±	3.29	4-25-2023	1,240,602	1,247,586
				2,290,713

Telecommunication Services : 0.52%
Diversified Telecommunication Services : 0.52%
Level 3 Financing Incorporated ±	3.26	2-22-2024	1,198,840	1,200,339
Sprint Communications Incorporated ±	3.56	2-2-2024	1,250,000	1,253,388
				2,453,727

Total Loans (Cost $22,026,252)				22,086,208

Municipal Obligations : 6.01%
California : 0.74%
Alameda CA Corridor Transportation Authority Capital Appreciation Refunding Taxable Subordinated B (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2028	2,115,000	1,228,688
San Jose CA Series B (Airport Revenue, AGM Insured)	6.60	3-1-2041	2,000,000	2,274,300
				3,502,988

District of Columbia : 0.42%
Metropolitan Washington DC Airports Authority Build America Bonds (Transportation Revenue)	7.46	10-1-2046	1,375,000	1,988,305

Illinois : 1.73%
Chicago IL (GO Revenue)	5.43	1-1-2042	1,000,000	815,800
Chicago IL Series B (GO Revenue)	7.38	1-1-2033	1,125,000	1,148,625
Chicago IL Transit Authority Taxable Pension Funding Series A (Tax Revenue)	6.90	12-1-2040	1,075,000	1,366,626
Cook County IL Series B (GO Revenue, Build America Mutual Assurance Company Insured)	6.36	11-15-2033	1,745,000	2,131,622
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series B-1 (Tax Revenue, AGM Insured) ¤	0.00	6-15-2026	1,975,000	1,433,692
Will County IL Community High School District #210 Lincoln Way Unrefunded CAB (GO Revenue, AGM Insured) ¤	0.00	1-1-2025	1,820,000	1,343,833
				8,240,198

Michigan : 0.59%
Michigan Finance Authority Local Government Loan Program Project Series E (Miscellaneous Revenue)	7.19	11-1-2022	1,915,000	2,147,424
Wayne County MI Series 2016 (GO Revenue)	4.25	12-1-2018	631,000	637,657
				2,785,081

New Jersey : 0.86%
New Jersey EDA Series B (Miscellaneous Revenue, AGM Insured) ¤	0.00	2-15-2019	4,250,000	4,076,005

New York : 0.40%
Oyster Bay NY (GO Revenue)	3.25	2-1-2018	805,000	805,596
Oyster Bay NY (GO Revenue)	3.55	2-1-2019	1,085,000	1,085,705
				1,891,301

Ohio : 0.45%
American Municipal Power Incorporated Combined Hydroelectric Projects Series 2010B (Utilities Revenue)	8.08	2-15-2050	1,365,000	2,152,400

8

Wells Fargo Core Plus Bond Fund	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania : 0.43%
Commonwealth Financing Authority PA Series A (Miscellaneous Revenue)	4.14%	6-1-2038	$1,995,000	$2,041,085

Texas : 0.39%
North Texas Tollway Authority Build America Bonds Subordinate Lien Series B-2 (Transportation Revenue)	8.91	2-1-2030	1,595,000	1,839,338

Total Municipal Obligations (Cost $27,242,545)				28,516,701

Non-Agency Mortgage-Backed Securities : 6.08%
Arbor Realty Collateralized Series 2016-FL Class A 144A±	2.69	9-15-2026	1,000,000	1,000,000
Banc of America Commercial Mortgage Securities Incorporated Series 2007-1 Class AMFX ±	5.48	1-15-2049	1,072,755	1,071,986
Banc of America Funding Corporation Series 2016-R1 Class A1 144A±	2.50	3-25-2040	1,404,881	1,424,715
Bear Stearns Commercial Mortgage Series 2007-PW18 Class AMA ±	6.09	6-11-2050	2,380,000	2,416,388
CCG Receivables Trust Series 2016-1 Class A2 144A	1.69	9-14-2022	2,059,835	2,059,043
Credit Suisse First Boston Commercial Mortgage Trust Series 1998-C2 Class AX ±(c)	0.05	11-15-2030	149,720	155
CSAIL Commercial Mortgage Trust Series 2015-C4 Class A1	2.01	11-15-2048	2,934,346	2,938,530
Financial Asset Securitization Incorporated Series 1997-NAM2 Class B2 (s)	7.88	7-25-2027	27,917	22,877
Five Guys Funding LLC Series 2017-1A Class A2 144A%%	4.60	7-25-2047	1,610,000	1,628,612
GAHR Commercial Mortgage Trust Series 2015-NRF Class AFX 144A	3.23	12-15-2034	1,600,000	1,645,664
GS Mortgage Securities Trust Series 2007 Class AM ±	6.04	8-10-2045	2,500,000	2,503,668
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class AMFL ±	1.15	6-12-2047	914,013	904,815
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-LDPX Class AM ±	5.46	1-15-2049	1,314,096	1,312,903
Mach One Trust Commercial Mortgage Backed Series 2004-1 Class X 144A±(i)(c)	0.49	5-28-2040	206,682	827
MMAF Equipment Finance LLC Series 2017-AA Class A4 144A	2.41	8-16-2024	1,975,000	1,985,989
Morgan Stanley Capital I Series 2004-RR2 Class X 144A±(c)	0.23	10-28-2033	39,292	371
Morgan Stanley Capital I Series 2008-T29 Class A4 ±	6.48	1-11-2043	1,903,660	1,937,561
Palmer Square CLO Limited Trust Series 2013-1A Class A1R 144A±	2.15	5-15-2025	1,895,000	1,894,989
TICP CLO Limited Trust Series 2014-2A Class A1AR 144A±	2.32	7-20-2026	2,500,000	2,500,008
Wind River CLO Limited Trust Series 2014-3A Class AR 144A±%%(a)	2.22	1-22-2027	1,600,000	1,600,000
Total Non-Agency Mortgage-Backed Securities (Cost $28,967,463)				28,849,101

U.S. Treasury Securities : 8.66%
U.S. Treasury Bond	2.88	11-15-2046	4,085,000	4,083,403
U.S. Treasury Bond	3.00	2-15-2047	2,855,000	2,927,825
U.S. Treasury Bond	4.63	2-15-2040	1,655,000	2,181,820
U.S. Treasury Note	2.25	2-15-2027	30,380,000	30,466,644
U.S. Treasury Note	2.38	5-15-2027	1,410,000	1,430,820
Total U.S. Treasury Securities (Cost $40,443,888)				41,090,512

Yankee Corporate Bonds and Notes : 9.99%
Consumer Discretionary : 0.59%
Media : 0.59%
British Sky Broadcasting Group plc 144A	9.50	11-15-2018	625,000	689,844
Myriad International Holdings BV 144A	6.38	7-28-2017	1,445,000	1,450,925
Societe Francaise du Radiotelephone Group SA 144A	6.25	5-15-2024	615,000	645,750
				2,786,519

Consumer Staples : 0.69%
Beverages : 0.41%
Coca-Cola Femsa SAB de CV	3.88	11-26-2023	1,835,000	1,924,966

Food & Staples Retailing : 0.28%
Delhaize Group SA	5.70	10-1-2040	1,155,000	1,338,399

9

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Core Plus Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Energy : 0.98%
Oil, Gas & Consumable Fuels : 0.98%
BP Capital Markets plc	3.22%	11-28-2023	$2,170,000	$2,218,799
Comision Federal de Electric 144A	4.75	2-23-2027	1,140,000	1,159,950
Petroleos Mexicanos Company 144A	6.50	3-13-2027	1,170,000	1,275,651
				4,654,400

Financials : 5.13%
Banks : 2.36%
Banco Nacional de Costa Rica 144A	5.88	4-25-2021	1,600,000	1,674,400
Bancolombia SA	5.13	9-11-2022	1,130,000	1,178,590
BNP Paribas 144A	3.80	1-10-2024	800,000	827,230
BPCE SA 144A	5.15	7-21-2024	1,725,000	1,837,253
Credit Suisse Group Funding Limited	3.13	12-10-2020	2,335,000	2,370,583
Nordea Bank AB 144A±	5.50	12-31-2049	1,800,000	1,833,750
Santander UK Group Holdings PLC	3.57	1-10-2023	960,000	980,457
Sumitomo Mitsui Financial Group Incorporated	2.44	10-19-2021	500,000	500,015
				11,202,278

Capital Markets : 0.92%
Credit Suisse Group AG 144A	3.57	1-9-2023	1,770,000	1,805,398
Macquarie Group Limited 144A	6.00	1-14-2020	2,365,000	2,574,802
				4,380,200

Consumer Finance : 0.25%
UBS Group Funding Switzerland 144A	3.49	5-23-2023	1,165,000	1,189,393

Diversified Financial Services : 0.99%
Banco Nacional de Comercio Exterior SNC 144A	4.38	10-14-2025	2,350,000	2,405,930
Deutsche Bank AG (London)	6.00	9-1-2017	1,330,000	1,343,781
Sensata Technologies UK Financing Company plc 144A	6.25	2-15-2026	875,000	953,750
				4,703,461

Insurance : 0.61%
Axis Specialty Finance plc	2.65	4-1-2019	1,970,000	1,985,792
Validus Holdings Limited	8.88	1-26-2040	625,000	892,861
				2,878,653

Health Care : 0.42%
Pharmaceuticals : 0.42%
Perrigo Finance plc	4.90	12-15-2044	1,330,000	1,344,376
Teva Pharmaceutical Industries Limited	4.10	10-1-2046	730,000	642,266
				1,986,642

Information Technology : 0.45%
Semiconductors & Semiconductor Equipment : 0.45%
NXP Funding LLC 144A	3.88	9-1-2022	2,050,000	2,139,688

Telecommunication Services : 0.42%
Diversified Telecommunication Services : 0.20%
Telefonica Emisiones SAU	5.21	3-8-2047	885,000	930,780

Wireless Telecommunication Services : 0.22%
Globo Communicacoes Participacoes SA 144A	4.88	4-11-2022	1,025,000	1,059,594

10

Wells Fargo Core Plus Bond Fund	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Utilities : 1.31%
Electric Utilities : 0.89%
ACWA Power Management and Investments One Limited 144A	5.95%	12-15-2039	$520,000	$529,541
Transelec SA 144A	3.88	1-12-2029	860,000	838,749
Western Power Distributions Holdings Limited 144A	7.38	12-15-2028	2,265,000	2,827,063
				4,195,353

Independent Power & Renewable Electricity Producers : 0.42%
TransAlta Corporation	1.90	6-3-2017	2,000,000	2,000,000

Total Yankee Corporate Bonds and Notes (Cost $45,399,802)				47,370,326

Yankee Government Bonds : 3.39%
Banco Nacional de Desenvolvimento Economico 144A	4.75	5-9-2024	905,000	888,439
Bermuda 144A	3.72	1-25-2027	995,000	989,896
Bermuda 144A	4.14	1-3-2023	1,210,000	1,264,898
Dominican Republic 144A	5.95	1-25-2027	1,455,000	1,526,688
Federative Republic of Brazil	6.00	4-7-2026	1,350,000	1,467,450
Province of Santa Fe 144A	7.00	3-23-2023	2,000,000	2,092,280
Republic of Argentina	6.25	4-22-2019	1,200,000	1,267,800
Republic of Argentina	6.88	4-22-2021	1,280,000	1,397,120
Republic of Argentina	7.50	4-22-2026	1,350,000	1,491,750
Republic of Senegal 144A	6.25	5-23-2033	750,000	757,374
Ukraine	1.47	9-29-2021	3,000,000	2,936,523
Total Yankee Government Bonds (Cost $15,718,563)				16,080,218

	Yield		Shares
Short-Term Investments : 6.89%
Investment Companies : 6.46%
Securities Lending Cash Investment LLC (l)(r)(u)	1.04		1,660,606	1,660,772
Wells Fargo Government Money Market Fund Select Class ##(l)(u)	0.71		28,962,783	28,962,783
				30,623,555

		Maturity date	Principal
U.S. Treasury Securities : 0.43%
U.S. Treasury Bill (z)#	0.69	6-15-2017	$1,900,000	1,899,455
U.S. Treasury Bill (z)#	0.73	6-22-2017	150,000	149,936
				2,049,391

Total Short-Term Investments (Cost $32,672,876)				32,672,946

Total investments in securities (Cost $479,609,858)*	103.33%			490,119,573
Other assets and liabilities, net	(3.33)			(15,795,076)

Total net assets	100.00%			$474,324,497

±	Variable rate investment. The rate shown is the rate in effect at period end.
(c)	Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.
%%	The security is issued on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
«	All or a portion of this security is on loan.
@	Foreign bond principal is denominated in the local currency of the issuer.
<	All or a portion of the position represents an unfunded loan commitment.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.

11

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Core Plus Bond Fund

(i)	Illiquid security
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued and unfunded loans.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $479,722,283 and unrealized gains (losses) consists of:

Gross unrealized gains	$12,339,517
Gross unrealized losses	(1,942,227)

Net unrealized gains	$10,397,290

Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
BRL	Brazilian real
CAB	Capital appreciation bond
EDA	Economic Development Authority
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
GO	General obligation
LLC	Limited liability company
LP	Limited partnership
plc	Public limited company
REIT	Real estate investment trust

12

Wells Fargo Core Plus Bond Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

As of May 31, 2017, the Fund had unfunded loan commitments of $423,813.

Futures contracts

The Fund is subject to interest rate risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and foreign exchange rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund's assets and liabilities as of May 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$93,216,575	$0	$93,216,575
Asset-backed securities	0	24,643,045	0	24,643,045
Corporate bonds and notes	0	135,915,939	0	135,915,939
Foreign corporate bonds and notes	0	18,686,823	0	18,686,823
Foreign government bonds	0	991,179	0	991,179
Loans	0	20,837,774	1,248,434	22,086,208
Municipal obligations	0	28,516,701	0	28,516,701
Non-agency mortgage-backed securities	0	27,847,903	1,001,198	28,849,101
U.S. Treasury securities	41,090,512	0	0	41,090,512
Yankee corporate bonds and notes	0	47,370,326	0	47,370,326
Yankee government bonds	0	16,080,218	0	16,080,218
Short-term investments
Investment companies	28,962,783	0	0	28,962,783
U.S. Treasury securities	2,049,391	0	0	2,049,391
Investments measured at net asset value*				1,660,772

	72,102,686	414,106,483	2,249,632	490,119,573
Forward foreign currency contracts	0	153,113	0	153,113
Futures contracts	32,250	0	0	32,250

Total assets	$72,134,936	$414,259,596	$2,249,632	$490,304,936

Liabilities
Forward foreign currency contracts	$0	$811,148	$0	$811,148
Futures contracts	18,648	0	0	18,648

Total liabilities	$18,648	$811,148	$0	$829,796

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund's investment in Securities Lending Cash Investments, LLC valued at $1,660,772 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2017, the Fund did not have any transfers into/out of Level 1. The Fund had no material transfers between Level 2 and Level 3.

Derivative transactions

For the nine months ended May 31, 2017, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At May 31, 2017, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at May 31, 2017	Unrealized gains (losses)
6-8-2017	JPMorgan	70 Short	Euro-BOBL Futures	$10,394,689	$(31,564)
9-20-2017	JPMorgan	30 Short	U.S. Treasury Bonds	4,614,375	(27,501)
9-20-2017	JPMorgan	150 Long	10-Year U.S. Treasury Notes	18,944,531	106,374
9-29-2017	JPMorgan	75 Short	2-Year U.S. Treasury Notes	16,236,328	(4,808)
9-29-2017	JPMorgan	238 Long	5-Year U.S. Treasury Notes	28,158,375	59,118

During the nine months ended May 31, 2017, the Fund entered into forward foreign currency contracts for economic hedging purposes. At May 31, 2017, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive	U.S. value at May 31, 2017	In exchange for U.S. $	Unrealized gains (losses)
6-30-2017	Citibank	15,000,000 EUR	$16,875,587	$16,734,450	$141,137
6-30-2017	Citibank	1,000,000 GBP	1,289,608	1,301,730	(12,122)

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver	U.S. value at May 31, 2017	In exchange for U.S. $	Unrealized gains (losses)
6-30-2017	Citibank	15,000,000 EUR	$16,875,587	$16,264,500	$(611,087)
6-30-2017	Citibank	1,000,000 GBP	1,289,608	1,250,000	(39,608)
9-29-2017	Citibank	15,000,000 EUR	16,956,131	16,807,800	(148,331)
9-29-2017	Citibank	1,000,000 GBP	1,293,124	1,305,100	11,976

Wells Fargo Government Securities Fund	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 79.09%
FDIC Series 2010-R1 Class A 144A	2.18%	5-25-2050	$603,615	$605,164
FDIC Series 2013-R1 Class A 144A	1.15	3-25-2033	2,817,763	2,791,381
FHLB	5.63	3-14-2036	6,150,000	8,255,883
FHLMC ±	1.34	4-15-2030	9,459,480	9,450,581
FHLMC ±	1.34	12-15-2040	2,007,278	2,000,956
FHLMC	1.42	5-25-2021	3,978,364	3,932,001
FHLMC ±	1.49	8-15-2037	4,429,770	4,447,334
FHLMC ±	1.66	2-25-2023	1,011,914	1,016,037
FHLMC ±	2.17	12-15-2036	474,991	491,707
FHLMC	2.38	4-25-2023	2,886,922	2,902,560
FHLMC	2.75	3-25-2027	7,080,000	7,218,085
FHLMC ±	2.76	10-1-2026	167,457	173,566
FHLMC ±	2.78	6-1-2032	66,366	69,578
FHLMC	2.90	4-25-2026	6,608,809	6,786,915
FHLMC ±	3.00	7-1-2029	105,851	109,838
FHLMC	3.00	5-15-2026	1,122,844	1,157,238
FHLMC	3.00	1-15-2054	242,733	247,884
FHLMC ±	3.12	7-1-2032	750,842	754,937
FHLMC ±	3.15	5-1-2026	57,255	59,565
FHLMC ±	3.16	9-1-2031	8,402	8,545
FHLMC ±	3.16	9-1-2031	48,760	49,049
FHLMC ±	3.31	5-25-2023	2,850,000	3,012,373
FHLMC	3.50	8-1-2045	7,078,320	7,311,571
FHLMC	3.50	11-1-2045	12,563,463	12,977,466
FHLMC	3.50	12-1-2045	8,926,203	9,220,348
FHLMC	3.50	12-1-2045	2,672,186	2,760,242
FHLMC ±	3.60	1-1-2038	1,093,691	1,166,069
FHLMC	4.00	6-1-2044	6,590,156	6,961,278
FHLMC	4.50	3-1-2042	556,551	600,633
FHLMC	4.50	9-1-2044	5,212,995	5,630,404
FHLMC	5.00	5-1-2018	32,407	33,281
FHLMC	5.00	4-1-2019	30,701	31,529
FHLMC	5.00	4-1-2019	41,230	42,342
FHLMC	5.00	6-1-2019	123,025	126,870
FHLMC	5.00	8-1-2019	385,876	398,436
FHLMC	5.00	10-1-2019	147,191	151,161
FHLMC	5.00	2-1-2020	443,646	460,254
FHLMC	5.00	8-1-2040	1,677,736	1,840,468
FHLMC	5.11	5-25-2019	1,140,000	1,199,283
FHLMC	5.50	3-15-2035	135,317	135,929
FHLMC	5.50	7-1-2035	4,347,086	4,901,525
FHLMC	5.50	12-1-2038	2,812,001	3,133,305
FHLMC	6.00	1-1-2024	1,397,738	1,494,051
FHLMC	6.00	10-1-2032	39,458	45,243
FHLMC	6.00	5-25-2043	5,145,999	5,828,951
FHLMC ±	6.38	1-1-2026	65,440	65,285
FHLMC	6.50	4-1-2018	450	451
FHLMC	6.50	4-1-2021	4,097	4,244
FHLMC	6.50	4-1-2022	58,446	63,670
FHLMC	6.50	9-1-2028	22,363	25,045
FHLMC	6.50	9-1-2028	20,624	22,905
FHLMC	6.50	7-1-2031	3	4
FHLMC	7.00	12-1-2023	3,515	3,907
FHLMC	7.00	5-1-2024	8,993	9,088
FHLMC	7.00	12-1-2026	2,146	2,205
FHLMC	7.00	12-1-2026	481	521
FHLMC	7.00	4-1-2029	2,060	2,390
FHLMC	7.00	5-1-2029	12,009	13,746
FHLMC	7.00	4-1-2032	125,520	143,261
FHLMC	7.50	11-1-2031	214,870	248,585
FHLMC	7.50	4-1-2032	183,073	209,756
FHLMC	8.00	8-1-2023	13,030	14,001
FHLMC	8.00	6-1-2024	5,548	6,120

1

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Government Securities Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC	8.00%	6-1-2024	$3,191	$3,265
FHLMC	8.00	6-1-2024	8,106	8,849
FHLMC	8.00	8-1-2026	18,698	22,120
FHLMC	8.00	11-1-2026	17,198	19,954
FHLMC	8.00	11-1-2028	12,616	14,104
FHLMC	8.50	7-1-2022	1,430	1,460
FHLMC	8.50	12-1-2025	12,348	13,850
FHLMC	8.50	5-1-2026	1,909	2,110
FHLMC	8.50	8-1-2026	5,609	5,722
FHLMC	8.50	8-1-2026	21,262	21,336
FHLMC	9.00	8-1-2019	94	95
FHLMC	9.00	12-1-2019	91	95
FHLMC	9.00	1-1-2020	7	7
FHLMC	9.00	2-1-2020	79	84
FHLMC	9.00	3-1-2020	1,128	1,141
FHLMC	9.00	3-1-2020	163	165
FHLMC	9.00	9-1-2020	95	100
FHLMC	9.00	9-1-2020	459	467
FHLMC	9.00	12-1-2020	17	17
FHLMC	9.00	3-1-2021	2,077	2,156
FHLMC	9.00	4-1-2021	5,178	5,217
FHLMC	9.00	4-1-2021	2,349	2,383
FHLMC	9.00	4-1-2021	141	152
FHLMC	9.00	7-1-2021	2,888	2,898
FHLMC	9.00	7-1-2021	2,881	2,933
FHLMC	9.00	8-1-2021	341	370
FHLMC	9.00	7-1-2022	354	358
FHLMC	9.00	9-1-2024	746	772
FHLMC	9.50	8-1-2018	10	10
FHLMC	9.50	8-1-2019	37	39
FHLMC	9.50	2-1-2020	2	2
FHLMC	9.50	6-1-2020	29	29
FHLMC	9.50	8-1-2020	126	134
FHLMC	9.50	9-1-2020	13	13
FHLMC	9.50	9-1-2020	763	772
FHLMC	9.50	9-1-2020	24	26
FHLMC	9.50	10-1-2020	36	38
FHLMC	9.50	10-1-2020	21	21
FHLMC	9.50	11-1-2020	50	53
FHLMC	9.50	5-1-2021	132	143
FHLMC	9.50	9-17-2022	163,832	166,089
FHLMC	9.50	4-1-2025	23,111	23,943
FHLMC	10.00	1-1-2019	3	3
FHLMC	10.00	12-1-2019	130	137
FHLMC	10.00	3-1-2020	6	6
FHLMC	10.00	6-1-2020	14	14
FHLMC	10.00	7-1-2020	2	2
FHLMC	10.00	8-1-2020	22	24
FHLMC	10.00	10-1-2021	24,630	24,962
FHLMC	10.00	8-17-2022	28,592	28,492
FHLMC	10.00	2-17-2025	247,661	259,672
FHLMC	10.50	2-1-2019	1	1
FHLMC	10.50	5-1-2019	3	3
FHLMC	10.50	6-1-2019	4	4
FHLMC	10.50	8-1-2019	5,683	5,744
FHLMC	10.50	12-1-2019	10,448	10,480
FHLMC	10.50	5-1-2020	11,505	11,663
FHLMC	10.50	5-1-2020	1,363	1,366
FHLMC	10.50	8-1-2020	7,648	7,703
FHLMC	10.50	8-1-2020	20,059	20,437
FHLMC Series 2015-SC01 Class 1A	3.50	5-25-2045	3,049,948	3,084,071
FHLMC Series 2758 Class FH ±	1.34	3-15-2019	657,054	657,866
FHLMC Series 2882 Class TF ±	1.24	10-15-2034	768,793	770,545
FHLMC Series 3706 Class C	2.00	8-15-2020	2,250,167	2,259,035

2

Wells Fargo Government Securities Fund	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC Series 3767 Class PD	4.00%	7-15-2040	$111,188	$113,608
FHLMC Series 3948 Class DA	3.00	12-15-2024	433,622	441,040
FHLMC Series K020 Class X1 ±(c)	1.57	5-25-2022	45,887,750	2,688,577
FHLMC Series M036 Class A	4.16	12-15-2029	4,018,876	4,116,896
FHLMC Series T-15 Class A6 ±	1.39	11-25-2028	297,726	297,581
FHLMC Series T-23 Class A ±	1.27	5-25-2030	765,923	754,489
FHLMC Series T-35 Class A ±	1.27	9-25-2031	991,365	979,444
FHLMC Series T-42 Class A6	9.50	2-25-2042	924,728	1,148,684
FHLMC Series T-55 Class 2A1 ±	3.27	3-25-2043	512,857	516,628
FHLMC Series T-57 Class 1A1	6.50	7-25-2043	1,243,638	1,462,947
FHLMC Series T-57 Class 2A1 ±	3.48	7-25-2043	2,372,223	2,569,050
FHLMC Series T-62 Class 1A1 ±	1.84	10-25-2044	1,460,192	1,477,885
FHLMC Series T-67 Class 1A1C ±	3.14	3-25-2036	1,088,491	1,127,165
FHLMC Series T-67 Class 2A1C ±	3.18	3-25-2036	1,989,039	2,049,167
FHLMC Series T-75 Class A1 ±	1.03	12-25-2036	2,563,161	2,547,948
FNMA ¤	0.00	5-15-2030	7,700,000	5,182,631
FNMA ±	0.96	6-27-2036	223,521	219,040
FNMA	1.03	6-1-2017	2,298,574	2,296,621
FNMA ±	1.29	8-25-2035	2,642,764	2,638,925
FNMA ±	1.34	2-25-2032	829,917	836,004
FNMA	1.40	7-1-2017	2,990,000	2,987,180
FNMA ±	1.40	11-25-2035	6,899,004	6,922,678
FNMA ±	1.47	9-25-2037	3,679,556	3,681,770
FNMA ±	1.54	4-25-2050	3,094,606	3,100,981
FNMA	1.71	12-1-2022	4,423,511	4,402,388
FNMA ±	1.74	2-25-2040	7,931,476	8,038,341
FNMA	1.78	5-1-2020	928,095	924,723
FNMA	1.88	9-24-2026	9,060,000	8,623,371
FNMA ±	1.89	1-1-2043	836,228	866,717
FNMA	2.00	5-25-2021	181,607	181,810
FNMA ±	2.01	5-1-2036	2,017,954	2,042,968
FNMA	2.01	7-25-2022	1,548,772	1,555,777
FNMA	2.13	4-24-2026	9,410,000	9,191,707
FNMA ±	2.31	5-1-2023	440,610	440,815
FNMA ±	2.40	9-1-2027	270,058	272,162
FNMA %%	2.50	6-19-2032	6,160,000	6,220,576
FNMA	2.50	4-25-2039	141,246	140,902
FNMA ±	2.52	5-1-2046	6,297,014	6,437,105
FNMA	2.55	3-1-2022	1,649,605	1,687,082
FNMA	2.56	3-1-2021	963,488	984,077
FNMA ±	2.56	3-1-2046	5,904,692	6,026,583
FNMA ±	2.70	11-1-2031	139,287	145,821
FNMA	2.73	1-1-2024	493,447	506,419
FNMA ±	2.80	6-1-2034	497,218	523,693
FNMA ±	2.80	9-1-2031	47,915	50,473
FNMA ±	2.85	9-1-2031	314,775	329,472
FNMA ±	2.85	12-1-2034	1,017,611	1,072,503
FNMA	2.86	11-1-2021	2,644,001	2,730,822
FNMA ±	2.86	6-1-2032	146,327	152,538
FNMA ±	2.87	5-1-2036	1,039,795	1,087,158
FNMA ±	2.91	12-1-2040	70,598	74,405
FNMA ±	2.94	12-1-2035	1,080,297	1,135,657
FNMA %%	3.00	6-19-2032	19,125,000	19,720,415
FNMA	3.00	4-1-2045	154,418	155,365
FNMA	3.00	11-1-2045	12,126,765	12,188,647
FNMA	3.00	12-1-2045	27,339,588	27,479,100
FNMA	3.00	11-1-2046	20,567,519	20,672,481
FNMA	3.00	12-1-2046	888,140	892,672
FNMA ±	3.03	8-1-2036	1,331,216	1,405,215
FNMA ±	3.03	5-1-2036	722,167	754,228
FNMA ±	3.04	10-1-2027	181,902	188,988
FNMA ±	3.09	9-1-2036	835,487	884,577
FNMA	3.15	12-1-2017	1,520,373	1,523,822

3

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Government Securities Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	3.31%	9-25-2020	$16,841,035	$17,513,312
FNMA	3.38	9-1-2020	1,943,829	2,029,716
FNMA ±	3.39	4-1-2032	98,304	100,096
FNMA	3.44	1-1-2024	7,994,348	8,225,492
FNMA ±	3.44	7-1-2026	268,056	281,534
FNMA	3.45	10-1-2027	7,071,002	7,304,945
FNMA ±	3.46	2-1-2027	166,498	167,242
FNMA	3.49	12-1-2020	3,510,352	3,676,588
FNMA %%	3.50	6-19-2032	21,320,000	22,311,047
FNMA	3.50	2-1-2043	86,440	89,570
FNMA	3.50	2-1-2045	18,969,294	19,590,264
FNMA	3.50	4-1-2045	7,439,344	7,682,874
FNMA	3.50	8-1-2045	873,599	902,197
FNMA	3.50	12-1-2045	3,565,071	3,681,776
FNMA	3.50	2-1-2046	5,151,859	5,320,507
FNMA	3.50	5-1-2046	7,555,625	7,802,962
FNMA ±	3.65	9-1-2028	7,172	7,179
FNMA	3.80	3-1-2018	672,225	676,829
FNMA	4.00	5-1-2021	496,144	515,080
FNMA (c)	4.00	10-25-2025	1,012,080	33,007
FNMA	4.00	2-1-2046	7,779,257	8,217,477
FNMA	4.00	4-1-2046	19,722,095	20,833,076
FNMA %%	4.00	6-13-2047	16,510,000	17,432,239
FNMA	4.50	12-1-2018	211,454	216,639
FNMA	4.50	1-1-2026	2,481,326	2,542,173
FNMA	4.50	10-1-2046	684,118	737,322
FNMA %%	4.50	6-13-2047	45,002,000	48,499,960
FNMA	4.68	2-1-2020	3,123,518	3,330,608
FNMA	4.79	5-1-2019	2,064,215	2,155,414
FNMA ±	4.88	4-1-2033	21,806	22,645
FNMA ±	4.99	7-1-2033	149,231	153,181
FNMA	5.00	12-1-2018	147,057	150,850
FNMA	5.00	6-1-2019	89,879	92,177
FNMA	5.00	4-1-2023	396,398	417,583
FNMA	5.00	6-1-2023	670,670	714,383
FNMA	5.00	3-1-2034	663,819	732,263
FNMA	5.00	8-1-2040	12,277,538	13,506,223
FNMA	5.00	10-1-2040	842,280	927,221
FNMA	5.00	1-1-2042	775,475	853,329
FNMA	5.39	1-1-2024	2,010,174	2,007,842
FNMA	5.50	6-1-2020	355,899	369,791
FNMA	5.50	11-1-2023	105,511	113,181
FNMA	5.50	1-1-2025	64,907	68,707
FNMA	5.50	1-1-2025	309,223	327,962
FNMA	5.50	8-1-2033	4,433,701	4,979,325
FNMA	5.50	9-1-2033	2,477,921	2,784,680
FNMA	5.50	9-1-2033	1,063,427	1,190,689
FNMA	5.50	8-1-2035	733,504	822,695
FNMA	5.50	1-1-2037	799,505	894,186
FNMA	5.50	4-1-2040	2,067,009	2,319,818
FNMA	5.55	9-1-2019	286,478	286,167
FNMA	5.61	2-1-2021	1,687,166	1,799,353
FNMA	5.63	2-1-2018	1,022,725	1,047,302
FNMA	5.67	11-1-2021	5,211,226	5,722,408
FNMA	5.75	5-1-2021	3,281,382	3,597,791
FNMA	5.79	10-1-2017	1,014,398	1,013,733
FNMA	5.95	6-1-2024	1,663,307	1,870,920
FNMA	6.00	3-1-2024	90,480	102,389
FNMA	6.00	1-1-2028	1,253,366	1,418,614
FNMA	6.00	2-1-2035	1,550,062	1,730,619
FNMA	6.00	11-1-2037	607,039	688,268
FNMA	6.00	7-1-2038	257,105	290,989
FNMA %%	6.00	6-13-2047	15,585,000	17,661,580
FNMA	6.08	1-1-2019	356,195	355,801
FNMA	6.50	1-1-2024	31,446	34,929

4

Wells Fargo Government Securities Fund	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	6.50%	3-1-2028	$32,072	$34,721
FNMA	6.50	12-1-2029	290,389	331,890
FNMA	6.50	11-1-2031	67,056	75,797
FNMA	6.50	7-1-2036	490,057	559,903
FNMA	6.50	7-1-2036	422,629	483,028
FNMA	6.50	7-25-2042	1,800,423	2,098,328
FNMA	7.00	11-1-2026	9,139	10,035
FNMA	7.00	9-1-2031	4,750	4,759
FNMA	7.00	1-1-2032	5,563	6,208
FNMA	7.00	2-1-2032	106,139	126,139
FNMA	7.00	10-1-2032	238,840	277,949
FNMA	7.00	2-1-2034	2,574	2,904
FNMA	7.00	4-1-2034	186,173	219,489
FNMA	7.00	1-1-2036	6,547	6,999
FNMA	7.00	9-1-2036	100,532	108,198
FNMA	7.50	9-1-2031	107,635	125,787
FNMA	7.50	11-25-2031	477,708	561,999
FNMA	7.50	2-1-2032	45,855	53,711
FNMA	7.50	10-1-2037	1,162,964	1,381,336
FNMA	8.00	5-1-2027	41,547	42,898
FNMA	8.00	10-1-2027	5,213	5,245
FNMA	8.00	6-1-2028	6,155	6,917
FNMA	8.00	2-1-2030	85,197	95,016
FNMA	8.00	7-1-2031	1,378,572	1,621,658
FNMA	8.50	8-1-2024	25,711	28,146
FNMA	8.50	5-1-2026	129,179	142,551
FNMA	8.50	7-1-2026	26,482	27,801
FNMA	8.50	8-1-2026	13,454	13,632
FNMA	8.50	10-1-2026	313	325
FNMA	8.50	10-1-2026	6,083	6,100
FNMA	8.50	11-1-2026	30,460	31,149
FNMA	8.50	11-1-2026	9,019	9,409
FNMA	8.50	12-1-2026	167,643	191,971
FNMA	8.50	12-1-2026	17,883	20,050
FNMA	8.50	12-1-2026	288	289
FNMA	8.50	2-1-2027	265	296
FNMA	8.50	2-1-2027	7,377	7,399
FNMA	8.50	3-1-2027	855	921
FNMA	8.50	3-1-2027	2,582	2,589
FNMA	8.50	6-1-2027	84,953	93,479
FNMA	8.50	7-1-2029	866	868
FNMA	9.00	3-1-2021	11,851	11,972
FNMA	9.00	6-1-2021	118	126
FNMA	9.00	7-1-2021	10,497	10,581
FNMA	9.00	8-1-2021	158	170
FNMA	9.00	10-1-2021	1,488	1,498
FNMA	9.00	1-1-2025	18,924	21,057
FNMA	9.00	3-1-2025	2,134	2,160
FNMA	9.00	3-1-2025	1,205	1,209
FNMA	9.00	4-1-2025	1,833	1,838
FNMA	9.00	7-1-2028	24,127	24,506
FNMA	9.50	11-1-2020	114	122
FNMA	9.50	12-15-2020	20,859	21,230
FNMA	9.50	1-1-2021	14,818	15,077
FNMA	9.50	6-1-2022	1,318	1,333
FNMA	9.50	7-1-2028	6,665	6,689
FNMA	10.00	12-1-2020	18,147	18,359
FNMA	11.00	10-15-2020	716	729
FNMA Series 1988-7 Class Z	9.25	4-25-2018	2,386	2,424
FNMA Series 1989-10 Class Z	9.50	3-25-2019	40,053	41,801
FNMA Series 1989-100 Class Z	8.75	12-25-2019	23,810	24,895
FNMA Series 1989-12 Class Y	10.00	3-25-2019	57,597	60,289

5

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Government Securities Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA Series 1989-22 Class G	10.00%	5-25-2019	$70,485	$74,305
FNMA Series 1989-63 Class Z	9.40	10-25-2019	4,306	4,534
FNMA Series 1989-98 Class E	9.20	12-25-2019	23,050	24,176
FNMA Series 1990-144 Class W	9.50	12-25-2020	48,353	52,911
FNMA Series 1990-75 Class Z	9.50	7-25-2020	76,043	82,559
FNMA Series 1990-84 Class Y	9.00	7-25-2020	9,070	9,783
FNMA Series 1990-96 Class Z	9.67	8-25-2020	106,340	116,216
FNMA Series 1991-5 Class Z	8.75	1-25-2021	19,276	20,548
FNMA Series 1991-85 Class Z	8.00	6-25-2021	28,319	30,749
FNMA Series 1992-45 Class Z	8.00	4-25-2022	79,080	86,922
FNMA Series 1999-W6 Class A ±	9.16	9-25-2028	3,665	3,710
FNMA Series 2000-T6 Class A2	9.50	11-25-2040	887,377	1,042,003
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	1,202,850	1,361,805
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	295,879	367,420
FNMA Series 2002-T12 Class A5 ±	4.04	10-25-2041	1,118,243	1,175,158
FNMA Series 2002-T19 Class A1	6.50	7-25-2042	4,688,685	5,406,199
FNMA Series 2002-T5 Class A1 ±	1.23	5-25-2032	319,834	315,650
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	735,916	842,765
FNMA Series 2003-T2 Class A1 ±	1.27	3-25-2033	410,829	402,128
FNMA Series 2003-W09 Class A ±	1.23	6-25-2033	106,538	104,475
FNMA Series 2003-W1 Class 1A1 ±	5.56	12-25-2042	717,911	788,173
FNMA Series 2003-W11 Class A1 ±	4.36	6-25-2033	93,828	98,131
FNMA Series 2003-W3 Class 1A4 ±	3.42	8-25-2042	2,862,981	2,967,558
FNMA Series 2003-W5 Class A ±	1.21	4-25-2033	405,255	389,776
FNMA Series 2003-W6 Class 6A ±	3.41	8-25-2042	1,925,354	2,011,517
FNMA Series 2003-W6 Class PT4 ±	8.51	10-25-2042	1,766,951	2,230,078
FNMA Series 2003-W8 Class PT1 ±	10.21	12-25-2042	690,507	792,549
FNMA Series 2004-79 Class FA ±	1.28	8-25-2032	557,443	558,625
FNMA Series 2004-T1 Class 1A2	6.50	1-25-2044	668,318	773,827
FNMA Series 2004-W01 Class 2A2	7.00	12-25-2033	1,450,780	1,707,722
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	989,561	1,166,510
FNMA Series 2005-71 Class DB	4.50	8-25-2025	976,445	1,017,898
FNMA Series 2006-M2 Class A2F ±	5.26	5-25-2020	553,730	556,275
FNMA Series 2007-W10 Class 2A ±	6.36	8-25-2047	567,151	633,541
FNMA Series 2009-3 Class HL	5.00	2-25-2039	31,420	31,443
FNMA Series 2011-15 Class HI (c)	5.50	3-25-2026	1,072,018	56,380
FNMA Series 2011-42 Class A	3.00	2-25-2024	321,504	324,500
FNMA Series 2015-M10 Class FA ±	1.05	3-25-2019	2,480,534	2,481,435
FNMA Series 265 Class 2	9.00	3-25-2024	105,072	122,177
FNMA Series G-8 Class E	9.00	4-25-2021	65,243	69,616
FNMA Series G92-30 Class Z	7.00	6-25-2022	88,691	93,817
FNMA Series G93-39 Class ZQ	6.50	12-25-2023	1,553,984	1,687,985
GNMA ±	1.27	5-20-2066	7,016,234	7,049,193
GNMA ±	1.53	8-20-2065	4,166,639	4,197,207
GNMA ±	1.56	9-20-2063	4,727,625	4,763,916
GNMA ±	1.73	8-20-2065	4,494,913	4,547,785
GNMA ±	1.73	4-20-2066	5,758,171	5,831,434
GNMA ±	3.00	8-20-2020	90,889	92,286
GNMA ±	3.00	11-20-2020	53,586	54,565
GNMA	3.00	11-20-2045	22,848,807	23,289,682
GNMA %%	3.50	6-21-2047	36,705,000	38,273,566
GNMA %%	4.00	5-20-2047	13,155,000	13,952,193
GNMA	5.00	7-20-2040	4,025,892	4,450,856
GNMA	5.50	4-20-2034	1,401,324	1,525,541
GNMA	6.00	8-20-2034	184,974	198,039
GNMA	6.50	12-15-2025	28,439	31,437
GNMA	6.50	5-15-2029	1,768	1,954
GNMA	6.50	5-15-2031	2,086	2,306
GNMA	6.50	9-20-2033	59,921	68,703
GNMA	7.00	12-15-2022	31,437	33,338
GNMA	7.00	5-15-2026	3,644	3,936
GNMA	7.00	3-15-2028	43,370	46,858
GNMA	7.00	4-15-2031	1,092	1,118
GNMA	7.00	8-15-2031	20,419	21,407
GNMA	7.00	3-15-2032	15,252	15,603

6

Wells Fargo Government Securities Fund	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA	7.34%	10-20-2021	$39,194	$39,810
GNMA	7.34	2-20-2022	8,308	8,328
GNMA	7.34	9-20-2022	11,142	11,170
GNMA	8.00	6-15-2023	4,231	4,583
GNMA	8.00	12-15-2023	266,325	298,224
GNMA	8.00	2-15-2024	812	886
GNMA	8.00	9-15-2024	3,804	3,922
GNMA	8.00	6-15-2025	73	74
GNMA	8.35	4-15-2020	125,238	130,651
GNMA	8.40	5-15-2020	80,259	84,051
GNMA	9.50	10-20-2019	15,722	15,779
GNMA	10.00	12-15-2018	2,975	2,988
GNMA Series 2002-53 Class IO ±(c)	0.60	4-16-2042	440,393	4
GNMA Series 2005-23 Class IO ±(c)	0.01	6-17-2045	3,176,822	954
GNMA Series 2006-32 Class C ±	5.30	11-16-2038	3,797,344	3,877,416
GNMA Series 2006-32 Class XM ±(c)	0.02	11-16-2045	11,019,183	6,656
GNMA Series 2006-68 Class D ±	5.31	12-16-2037	4,029,890	4,161,911
GNMA Series 2007-69 Class D ±	5.25	6-16-2041	798,442	842,171
GNMA Series 2008-22 Class XM ±(c)	0.82	2-16-2050	26,024,519	668,520
GNMA Series 2012-12 Class HD	2.00	5-20-2062	2,428,620	2,428,041
GNMA Series 2016-H07 Class FE ±	1.98	3-20-2066	5,098,857	5,229,536
GNMA Series 2016-H07 Class FH ±	1.83	2-20-2066	4,753,425	4,838,988
Resolution Funding Corporation STRIPS ¤	0.00	10-15-2019	20,805,000	20,095,300
Resolution Funding Corporation STRIPS ¤	0.00	7-15-2020	24,300,000	23,064,758
Resolution Funding Corporation STRIPS ¤	0.00	4-15-2030	6,100,000	4,184,667
SBA (a)(c)(i)	1.40	2-15-2018	15,857	26
SBA Series 1992-6 Class A (a)(c)(i)	2.47	10-15-2017	8,730	16
TVA ¤	0.00	11-1-2025	10,000,000	7,914,100
Total Agency Securities (Cost $832,585,483)				842,643,911

Asset-Backed Securities : 0.79%
MMAF Equipment Finance LLC Series 2017-AA Class A4 144A	2.41	8-16-2024	4,445,000	4,469,733
Verizon Owner Trust Series 2017-1A Class A 144A	2.06	9-20-2021	3,880,000	3,908,757
Total Asset-Backed Securities (Cost $8,323,399)				8,378,490

Corporate Bonds and Notes : 0.81%
Utilities : 0.81%
Electric Utilities : 0.81%
Cleveland Thermal LLC	6.25	11-1-2018	400,000	425,360
Cleveland Thermal LLC	7.75	11-1-2025	2,665,000	2,967,360
Cleveland Thermal LLC	8.00	11-1-2028	1,800,000	2,010,445
Cleveland Thermal LLC	8.25	11-1-2037	2,880,000	3,226,671
Total Corporate Bonds and Notes (Cost $9,095,014)				8,629,836

Municipal Obligations : 4.82%
Florida : 0.69%
Escambia County FL HFA Acts Retirement-Life Communities Incorporated Series B (Health Revenue, AGC Insured, TD Bank NA SPA) ø	0.87	11-15-2029	7,375,000	7,375,000

Illinois : 0.94%
Illinois Finance Authority Advocate Health Care Network Series C (Health Revenue, Northern Trust Company SPA) ø	0.78	11-1-2038	10,000,000	10,000,000

7

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Government Securities Fund

Security name	Interest rate	Maturity date	Principal	Value
Iowa : 1.03%
Iowa Finance Authority Midwestern Disaster Area Project (Industrial Development Revenue, Korea Development Bank LOC) ø	1.00%	4-1-2022	$11,000,000	$11,000,000

New York : 0.94%
New York Metropolitan Transportation Authority Subordinate Series E-2 (Transportation Revenue, Bank of Tokyo-Mitsubishi LOC) ø	0.76	11-15-2050	10,000,000	10,000,000

Texas : 1.22%
Houston TX Utilities System Authority Series 2004B (Water & Sewer Revenue, Citibank NA LOC) ø	0.78	5-15-2034	6,000,000	6,000,000
San Antonio TX Retama Development Corporation (Miscellaneous Revenue)	10.00	12-15-2020	5,405,000	6,980,666
				12,980,666

Total Municipal Obligations (Cost $50,595,284)				51,355,666

Non-Agency Mortgage-Backed Securities : 2.33%
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class A 144A	2.81	4-10-2028	5,000,000	5,087,789
Citigroup Commercial Mortgage Trust Series 2016-P5 Class A2	2.40	10-10-2049	81,000	81,806
GAHR Commercial Mortgage Trust Series 2015-NRF Class AFX 144A	3.23	12-15-2034	4,195,000	4,314,726
GS Mortgage Securities Trust Series 2013-G1 Class A2 144A±	3.56	4-10-2031	5,349,842	5,359,882
JPMBB Commercial Mortgage Securities Series 2015-C28 Class A4	3.23	10-15-2048	6,200,000	6,307,463
National Credit Union Administration Guaranteed Notes Program Series 2011-R4 Class 1A ±	1.37	3-6-2020	426,032	426,088
Vendee Mortgage Trust Series 1995-1 Class 4 ±	8.54	2-15-2025	219,257	252,808
Vendee Mortgage Trust Series 1995-2C Class 3A	8.79	6-15-2025	314,783	373,079
Vendee Mortgage Trust Series 2011-1 Class DA	3.75	2-15-2035	2,507,141	2,606,616
Total Non-Agency Mortgage-Backed Securities (Cost $24,762,064)				24,810,257

U.S. Treasury Securities : 18.42%
U.S. Treasury Bond	2.88	11-15-2046	20,080,000	20,072,149
U.S. Treasury Bond ##	3.75	11-15-2043	45,320,000	53,020,865
U.S. Treasury Bond	4.63	2-15-2040	1,235,000	1,628,125
U.S. Treasury Note	1.13	6-30-2021	2,350,000	2,300,704
U.S. Treasury Note ##	1.38	6-30-2023	36,180,000	35,036,640
U.S. Treasury Note ##	1.75	5-15-2023	44,400,000	43,990,676
U.S. Treasury Note ##	1.88	1-31-2022	24,490,000	24,636,377
U.S. Treasury Note	2.00	2-15-2023	1,000,000	1,006,680
U.S. Treasury Note	2.00	4-30-2024	6,615,000	6,608,021
U.S. Treasury Note	2.25	2-15-2027	7,920,000	7,942,588
Total U.S. Treasury Securities (Cost $194,937,791)				196,242,825

Yankee Corporate Bonds and Notes : 3.17%
Financials : 2.70%
Banks : 2.70%
KfW	1.25	9-30-2019	22,500,000	22,360,804
Royal Bank of Canada Incorporated	2.00	10-1-2018	6,370,000	6,398,856
				28,759,660

Industrials : 0.47%
Transportation Infrastructure : 0.47%
Boldini Limited	3.85	1-19-2036	4,875,000	4,966,080

Total Yankee Corporate Bonds and Notes (Cost $34,193,513)				33,725,740

8

Wells Fargo Government Securities Fund	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Yankee Government Bonds : 3.98%
Hashemite Kingdom of Jordan	3.00%	6-30-2025	$9,800,000	$10,098,008
State of Israel	5.50	12-4-2023	9,030,000	10,831,890
State of Israel	5.50	9-18-2033	7,566,000	10,127,212
Ukraine	1.47	9-29-2021	11,630,000	11,383,921
Total Yankee Government Bonds (Cost $43,150,779)				42,441,031

	Yield		Shares
Short-Term Investments : 3.02%
Investment Companies : 2.81%
Wells Fargo Government Money Market Fund Select Class ##(l)(u)	0.71		29,987,133	29,987,133

			Principal
U.S. Treasury Securities : 0.21%
U.S. Treasury Bill (z)#	0.70	6-15-2017	$2,225,000	2,224,361

Total Short-Term Investments (Cost $32,211,482)				32,211,494

Total investments in securities (Cost $1,229,854,809)*	116.43%			1,240,439,250
Other assets and liabilities, net	(16.43)			(175,017,525)

Total net assets	100.00%			$1,065,421,725

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(c)	Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.
¤	The security is issued in zero coupon form with no periodic interest payments.
%%	The security is issued on a when-issued basis.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $1,229,446,718 and unrealized gains (losses) consists of:

Gross unrealized gains	$17,284,463
Gross unrealized losses	(6,291,931)

Net unrealized gains	$10,992,532

Abbreviations:
AGC	Assured Guaranty Corporation
FDIC	Federal Deposit Insurance Corporation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HFA	Housing Finance Authority
LLC	Limited liability company

9

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Government Securities Fund

LOC	Letter of credit
SBA	Small Business Authority
SPA	Standby purchase agreement
STRIPS	Separate trading of registered interest and principal securities
TVA	Tennessee Valley Authority

10

Wells Fargo Government Securities Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund's assets and liabilities as of May 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$842,643,869	$42	$842,643,911
Asset-backed securities	0	8,378,490	0	8,378,490
Corporate bonds and notes	0	8,629,836	0	8,629,836
Municipal obligations	0	51,355,666	0	51,355,666
Non-agency mortgage-backed securities	0	24,810,257	0	24,810,257
U.S. Treasury securities	196,242,825	0	0	196,242,825
Yankee corporate bonds and notes	0	33,725,740	0	33,725,740
Yankee government bonds	0	42,441,031	0	42,441,031
Short-term investments
Investment companies	29,987,133	0	0	29,987,133
U.S. Treasury securities	2,224,361	0	0	2,224,361

	228,454,319	1,011,984,889	42	1,240,439,250
Futures contracts	18,047	0	0	18,047

Total assets	$228,472,366	$1,011,984,889	$42	$1,240,457,297

Liabilities
Futures contracts	$55,750	$0	$0	$55,750

Total liabilities	$55,750	$0	$0	$55,750

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

For the nine months ended May 31, 2017, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At May 31, 2017, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at May 31, 2017	Unrealized gains (losses)
9-20-2017	JPMorgan	40 Short	Ultra U.S. Treasury Bonds	$6,605,000	$(76,448)
9-20-2017	JPMorgan	29 Short	U.S. Treasury Bonds	4,460,563	(26,584)
9-29-2017	JPMorgan	320 Short	2-Year U.S. Treasury Notes	69,275,000	(20,512)
9-29-2017	JPMorgan	385 Long	5-Year U.S. Treasury Notes	45,550,313	95,632

Wells Fargo High Yield Bond Fund	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 9.07%
Consumer Discretionary : 0.14%
Household Durables : 0.14%
Leggett & Platt Incorporated	15,000	$780,300

Consumer Staples : 0.34%
Food Products : 0.34%
ConAgra Foods Incorporated	35,000	1,348,900
Lamb Weston Holdings Incorporated	11,666	541,419
		1,890,319

Energy : 3.68%
Oil, Gas & Consumable Fuels : 3.68%
Kinder Morgan Incorporated	225,000	4,221,000
Plains All American Pipeline LP	200,000	5,296,000
Tesoro Logistics LP	85,000	4,503,300
The Williams Companies Incorporated	220,000	6,292,000
		20,312,300

Health Care : 0.05%
Health Care Equipment & Supplies : 0.05%
West Pharmaceutical Services Incorporated	3,000	291,060

Industrials : 0.87%
Aerospace & Defense : 0.72%
Huntington Ingalls Industries Incorporated	5,000	979,050
Raytheon Company	10,000	1,640,100
TransDigm Group Incorporated	5,000	1,340,400
		3,959,550

Machinery : 0.15%
John Bean Technologies Corporation	10,000	863,000

Information Technology : 2.17%
Electronic Equipment, Instruments & Components : 0.14%
Amphenol Corporation Class A	10,000	746,000

IT Services : 0.20%
Leidos Holdings Incorporated	20,000	1,111,200

Semiconductors & Semiconductor Equipment : 1.83%
Broadcom Limited	30,000	7,184,400
Microsemi Corporation †	5,000	245,550
QUALCOMM Incorporated	5,000	286,350
Texas Instruments Incorporated	5,000	412,450
Xilinx Incorporated	30,000	2,001,300
		10,130,050

Real Estate : 1.59%
Equity REITs : 1.59%
Crown Castle International Corporation	65,000	6,607,250

1

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo High Yield Bond Fund

Security name			Shares	Value
Equity REITs (continued)
Equinix Incorporated			3,000	$1,323,030
Saul Centers Incorporated			15,000	859,500
				8,789,780

Utilities : 0.23%
Gas Utilities : 0.23%
Atmos Energy Corporation			15,000	1,249,650

Total Common Stocks (Cost $43,452,164)				50,123,209

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 79.15%
Consumer Discretionary : 9.48%
Auto Components : 2.14%
Allison Transmission Incorporated 144A	5.00%	10-1-2024	$1,000,000	1,023,750
Dana Holding Corporation	5.50	12-15-2024	2,000,000	2,080,000
Goodyear Tire & Rubber Company	5.13	11-15-2023	2,500,000	2,631,250
Tenneco Incorporated	5.00	7-15-2026	6,000,000	6,067,500
				11,802,500

Hotels, Restaurants & Leisure : 0.57%
Speedway Motorsports Incorporated	5.13	2-1-2023	3,115,000	3,153,938

Household Durables : 1.08%
KB Home	7.50	9-15-2022	3,000,000	3,402,000
Lennar Corporation	4.75	5-30-2025	2,500,000	2,571,000
				5,973,000

Media : 2.66%
CCO Holdings LLC 144A	5.75	2-15-2026	3,000,000	3,213,750
Clear Channel Worldwide Holdings Incorporated	6.50	11-15-2022	3,000,000	3,060,000
McGraw-Hill Global Education Holdings LLC 144A«	7.88	5-15-2024	5,500,000	5,362,500
Sinclair Television Group Incorporated 144A	5.63	8-1-2024	3,000,000	3,086,250
				14,722,500

Specialty Retail : 3.03%
Group 1 Automotive Incorporated	5.00	6-1-2022	3,065,000	3,110,975
Penske Auto Group Incorporated	5.75	10-1-2022	8,200,000	8,487,000
Sally Holdings LLC / Sally Capital Incorporated	5.63	12-1-2025	5,000,000	5,125,000
				16,722,975

Consumer Staples : 4.26%
Food Products : 3.88%
Dean Foods Company 144A	6.50	3-15-2023	5,000,000	5,287,500
Lamb Weston Holdings Incorporated 144A	4.63	11-1-2024	1,000,000	1,025,000
Post Holdings Incorporated 144A	5.00	8-15-2026	15,000,000	15,112,500
				21,425,000

Household Products : 0.38%
Spectrum Brands Incorporated	5.75	7-15-2025	2,000,000	2,125,200

2

Wells Fargo High Yield Bond Fund	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Energy : 1.09%
Oil, Gas & Consumable Fuels : 1.09%
Tennessee Gas Pipeline Company	7.00%	3-15-2027	$5,000,000	$6,018,680

Financials : 1.79%
Banks : 0.58%
Bank of America Corporation ±	6.10	12-29-2049	3,000,000	3,221,250

Consumer Finance : 0.63%
Navient Corporation	5.88	10-25-2024	1,000,000	978,750
SLM Corporation	5.50	1-25-2023	2,500,000	2,467,975
				3,446,725

Insurance : 0.58%
Genworth Holdings Incorporated	4.80	2-15-2024	4,000,000	3,210,000
Health Care : 11.19%
Health Care Equipment & Supplies : 1.93%
Halyard Health Incorporated	6.25	10-15-2022	1,000,000	1,037,500
Teleflex Incorporated	4.88	6-1-2026	9,415,000	9,650,375
				10,687,875

Health Care Providers & Services : 8.33%
AMN Healthcare Incorporated 144A	5.13	10-1-2024	10,210,000	10,363,150
DaVita HealthCare Partners Incorporated	5.00	5-1-2025	5,000,000	4,968,750
DaVita HealthCare Partners Incorporated	5.13	7-15-2024	2,000,000	2,035,000
HCA Incorporated	4.75	5-1-2023	6,000,000	6,399,900
HCA Incorporated	5.38	2-1-2025	5,000,000	5,256,250
HealthSouth Corporation	5.13	3-15-2023	5,000,000	5,118,750
HealthSouth Corporation	5.75	11-1-2024	4,000,000	4,130,000
Kindred Healthcare Incorporated «	8.75	1-15-2023	4,000,000	4,180,000
Select Medical Corporation	6.38	6-1-2021	3,500,000	3,578,750
				46,030,550

Health Care Technology : 0.93%
QuintilesIMS Holdings Incorporated 144A	4.88	5-15-2023	3,000,000	3,082,500
QuintilesIMS Holdings Incorporated 144A	5.00	10-15-2026	2,000,000	2,064,560
				5,147,060

Industrials : 18.50%
Aerospace & Defense : 6.36%
Huntington Ingalls Industries Incorporated 144A	5.00	11-15-2025	6,500,000	6,946,875
Moog Incorporated 144A	5.25	12-1-2022	5,000,000	5,212,500
Orbital ATK Incorporated	5.50	10-1-2023	4,114,000	4,299,130
TransDigm Group Incorporated	6.38	6-15-2026	14,700,000	15,067,500
TransDigm Group Incorporated	6.50	5-15-2025	3,500,000	3,626,875
				35,152,880

Commercial Services & Supplies : 1.30%
Acco Brands Corporation 144A	5.25	12-15-2024	4,000,000	4,130,000
West Corporation 144A	5.38	7-15-2022	3,000,000	3,054,390
				7,184,390

3

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo High Yield Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Construction & Engineering : 0.54%
Aecom Company 144A	5.13%	3-15-2027	$3,000,000	$2,988,750

Machinery : 4.42%
Oshkosh Corporation	5.38	3-1-2025	4,163,000	4,350,335
SPX FLOW Incorporated 144A	5.63	8-15-2024	7,000,000	7,175,000
SPX FLOW Incorporated 144A	5.88	8-15-2026	12,500,000	12,914,000
				24,439,335

Trading Companies & Distributors : 5.88%
HD Supply Incorporated 144A	5.75	4-15-2024	13,582,000	14,481,808
United Rentals North America Incorporated	5.75	11-15-2024	3,000,000	3,172,530
Wesco Distribution Incorporated	5.38	6-15-2024	14,245,000	14,814,800
				32,469,138

Information Technology : 12.00%
Communications Equipment : 2.32%
CommScope Incorporated 144A	5.50	6-15-2024	8,200,000	8,599,750
CommScope Technologies Finance LLC 144A	6.00	6-15-2025	4,000,000	4,250,800
				12,850,550

Electronic Equipment, Instruments & Components : 0.84%
Belden Incorporated 144A	5.50	9-1-2022	4,500,000	4,635,000

IT Services : 0.38%
Gartner Incorporated 144A	5.13	4-1-2025	2,000,000	2,090,000

Semiconductors & Semiconductor Equipment : 3.29%
Micron Technology Incorporated	5.50	2-1-2025	7,900,000	8,240,727
Micron Technology Incorporated 144A	5.63	1-15-2026	6,750,000	7,007,175
Versum Materials Incorporated 144A	5.50	9-30-2024	2,810,000	2,950,500
				18,198,402

Software : 1.49%
Nuance Communications Company 144A	6.00	7-1-2024	6,760,000	7,182,500
Symantec Corporation 144A	5.00	4-15-2025	1,000,000	1,037,500
				8,220,000

Technology Hardware, Storage & Peripherals : 3.68%
Diebold Incorporated	8.50	4-15-2024	15,200,000	17,062,000
Western Digital Corporation 144A	7.38	4-1-2023	3,000,000	3,283,500
				20,345,500

Materials : 12.26%
Chemicals : 9.05%
A. Schulman Incorporated	6.88	6-1-2023	12,000,000	12,750,000
Koppers Incorporated 144A	6.00	2-15-2025	3,363,000	3,539,555
Olin Corporation	5.50	8-15-2022	8,275,000	8,730,125
Rayonier Advanced Materials Products Incorporated 144A	5.50	6-1-2024	7,775,000	7,600,063
Scotts Miracle-Gro Company	6.00	10-15-2023	1,000,000	1,072,500
Tronox Finance LLC	6.38	8-15-2020	13,400,000	13,534,000
Valvoline Incorporated 144A	5.50	7-15-2024	2,630,000	2,768,075
				49,994,318

4

Wells Fargo High Yield Bond Fund	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Containers & Packaging : 2.29%
Ball Corporation	4.00%	11-15-2023	$1,500,000	$1,528,125
Berry Plastics Corporation	5.13	7-15-2023	2,000,000	2,096,000
Berry Plastics Corporation	6.00	10-15-2022	3,000,000	3,198,750
Crown Americas Capital Corporation IV	4.50	1-15-2023	2,000,000	2,085,000
Owens-Brockway Glass Container Incorporated 144A	5.88	8-15-2023	2,000,000	2,185,000
Sealed Air Corporation 144A	5.25	4-1-2023	1,500,000	1,593,750
				12,686,625

Metals & Mining : 0.49%
Steel Dynamics Incorporated	5.50	10-1-2024	2,550,000	2,699,813

Paper & Forest Products : 0.43%
P.H. Glatfelter Company	5.38	10-15-2020	2,310,000	2,369,136

Real Estate : 6.91%
Equity REITs : 6.91%
Equinix Incorporated	5.38	5-15-2027	6,430,000	6,765,582
Equinix Incorporated	5.75	1-1-2025	8,193,000	8,848,440
Iron Mountain Incorporated 144A	5.38	6-1-2026	12,750,000	13,291,875
Iron Mountain Incorporated	5.75	8-15-2024	5,000,000	5,131,250
Sabra Health Care Incorporated	5.38	6-1-2023	4,000,000	4,150,000
				38,187,147

Telecommunication Services : 0.83%
Diversified Telecommunication Services : 0.43%
Level 3 Financing Incorporated	5.25	3-15-2026	2,265,000	2,354,898

Wireless Telecommunication Services : 0.40%
T-Mobile USA Incorporated	6.50	1-15-2026	2,000,000	2,207,500

Utilities : 0.84%
Electric Utilities : 0.84%
DPL Incorporated	7.25	10-15-2021	4,375,000	4,670,313

Total Corporate Bonds and Notes (Cost $424,461,579)				437,430,948

Yankee Corporate Bonds and Notes : 10.15%
Consumer Discretionary : 3.19%
Auto Components : 1.67%
Adient Global Holdings Company 144A	4.88	8-15-2026	9,210,000	9,241,664

Automobiles : 0.55%
Fiat Chrysler Automobiles NV «	5.25	4-15-2023	3,000,000	3,022,500

Hotels, Restaurants & Leisure : 0.59%
International Game Technology 144A	6.50	2-15-2025	3,000,000	3,275,640

Media : 0.38%
Quebecor Media Incorporated	5.75	1-15-2023	2,000,000	2,120,000

Financials : 0.76%
Banks : 0.76%
Royal Bank of Scotland Group plc	5.13	5-28-2024	4,000,000	4,186,136

5

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo High Yield Bond Fund

Security name		Interest rate	Maturity date	Principal	Value
Health Care : 2.74%
Pharmaceuticals : 2.74%
Mallinckrodt plc 144A		5.50%	4-15-2025	$16,500,000	$15,138,750

Industrials : 1.53%
Electrical Equipment : 1.53%
Sensata Technologies BV 144A		4.88	10-15-2023	3,000,000	3,052,500
Sensata Technologies BV 144A		5.63	11-1-2024	5,000,000	5,381,250
					8,433,750

Information Technology : 1.56%
Technology Hardware, Storage & Peripherals : 1.56%
Seagate HDD		4.75	6-1-2023	4,140,000	4,251,780
Seagate HDD		4.88	6-1-2027	4,500,000	4,387,091
					8,638,871

Telecommunication Services : 0.37%
Diversified Telecommunication Services : 0.37%
Virgin Media Finance plc 144A		5.75	1-15-2025	2,000,000	2,045,000

Total Yankee Corporate Bonds and Notes (Cost $55,840,825)					56,102,311

		Yield		Shares
Short-Term Investments : 2.64%
Investment Companies : 2.64%
Securities Lending Cash Investment LLC (l)(r)(u)		1.04		12,370,209	12,371,446
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.71		2,207,119	2,207,118
Total Short-Term Investments (Cost $14,577,949)					14,578,564

Total investments in securities (Cost $538,332,517)*	101.01%				558,235,032
Other assets and liabilities, net	(1.01)				(5,555,425)

Total net assets	100.00%				$552,679,607

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $538,254,114 and unrealized gains (losses) consists of:

Gross unrealized gains	$23,144,619
Gross unrealized losses	(3,163,701)

Net unrealized gains	$19,980,918

Abbreviations:

LLC	Limited liability company
LP	Limited partnership
plc	Public limited company
REIT	Real estate investment trust

6

Wells Fargo High Yield Bond Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund's assets and liabilities as of May 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$780,300	$0	$0	$780,300
Consumer staples	1,890,319	0	0	1,890,319
Energy	20,312,300	0	0	20,312,300
Health care	291,060	0	0	291,060
Industrials	4,822,550	0	0	4,822,550
Information technology	11,987,250	0	0	11,987,250
Real estate	8,789,780	0	0	8,789,780
Utilities	1,249,650	0	0	1,249,650
Corporate bonds and notes	0	437,430,948	0	437,430,948
Yankee corporate bonds and notes	0	56,102,311	0	56,102,311
Short-term investments
Investment companies	2,207,118	0	0	2,207,118
Investments measured at net asset value*				12,371,446

Total assets	$52,330,327	$493,533,259	$0	$558,235,032

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund's investment in Securities Lending Cash Investments, LLC valued at $12,371,446 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Short Duration Government Bond Fund	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 40.86%
FHLMC	3.50%	8-1-2029	$3,113,109	$3,269,189
FHLMC	3.50	6-1-2031	2,219,575	2,330,565
FHLMC	3.50	2-1-2032	1,826,527	1,918,904
FHLMC	3.50	6-1-2032	1,748,254	1,838,709
FHLMC	3.50	5-1-2033	2,162,660	2,271,204
FHLMC	3.50	8-1-2034	1,048,844	1,098,153
FHLMC	4.00	6-1-2025	1,684,208	1,782,823
FHLMC	4.00	5-1-2026	2,833,308	2,975,984
FHLMC	4.00	11-1-2028	15,706,112	16,526,778
FHLMC	4.00	9-1-2030	318,637	343,103
FHLMC	4.00	3-1-2031	1,076,031	1,159,039
FHLMC	4.00	6-1-2031	2,176,820	2,327,512
FHLMC	4.00	3-1-2032	3,202,058	3,413,584
FHLMC	4.00	3-1-2032	1,436,850	1,531,769
FHLMC	4.00	4-1-2032	898,806	960,382
FHLMC	4.00	4-1-2032	1,348,035	1,435,962
FHLMC	4.00	5-1-2032	1,001,819	1,070,010
FHLMC	4.00	6-1-2032	2,063,000	2,199,303
FHLMC	4.00	1-1-2034	17,749,969	18,935,963
FHLMC	4.00	8-1-2035	623,945	666,870
FHLMC	4.50	10-1-2018	607,124	621,936
FHLMC	4.50	8-1-2020	1,793,151	1,836,899
FHLMC	4.50	4-1-2031	1,954,301	2,111,248
FHLMC Multifamily Structured Pass-Through Certificates Series K017 Class A1	1.89	12-25-2020	2,070,123	2,075,097
FHLMC Series 4248 Class MP	3.50	6-15-2042	3,907,057	4,014,934
FNMA	3.50	7-1-2027	12,227,332	12,855,536
FNMA	3.50	7-1-2027	17,201,297	18,244,183
FNMA	3.50	5-1-2028	3,477,584	3,651,898
FNMA	3.50	12-1-2029	1,768,547	1,855,343
FNMA	3.50	5-1-2030	2,211,676	2,322,146
FNMA	3.50	6-1-2030	6,583,304	6,912,999
FNMA	3.50	8-1-2030	3,836,176	4,028,074
FNMA	3.50	3-1-2031	3,864,356	4,070,681
FNMA	3.50	3-1-2031	5,172,145	5,448,430
FNMA	3.50	3-1-2031	759,598	796,348
FNMA	3.50	4-1-2031	3,167,029	3,320,202
FNMA	3.50	6-1-2031	4,466,337	4,689,347
FNMA	3.50	6-1-2031	1,987,012	2,083,113
FNMA	3.50	7-1-2031	301,751	317,162
FNMA	3.50	7-1-2031	1,014,352	1,063,465
FNMA	3.50	7-1-2031	4,513,512	4,749,006
FNMA	3.50	8-1-2031	1,915,878	2,008,498
FNMA	3.50	9-1-2031	1,564,818	1,646,384
FNMA	3.50	6-1-2032	3,002,825	3,151,493
FNMA	3.50	8-1-2032	7,830,287	8,218,009
FNMA	3.50	3-1-2033	1,636,586	1,717,626
FNMA	4.00	12-1-2025	3,666,361	3,881,522
FNMA	4.00	1-1-2026	2,293,453	2,427,746
FNMA	4.00	3-1-2026	1,910,056	2,033,768
FNMA	4.00	3-1-2026	3,244,112	3,455,480
FNMA	4.00	5-1-2026	632,041	673,212
FNMA	4.00	3-1-2029	4,032,971	4,293,191
FNMA	4.00	5-1-2029	6,292,739	6,659,941
FNMA	4.00	6-1-2029	2,157,099	2,305,364
FNMA	4.00	7-1-2029	5,025,888	5,318,989
FNMA	4.00	9-1-2030	412,920	439,817
FNMA	4.00	10-1-2030	799,187	851,158
FNMA	4.00	4-1-2031	865,893	922,118
FNMA	4.00	12-1-2031	10,353,482	11,027,539
FNMA	4.00	1-1-2032	4,385,377	4,671,059
FNMA	4.00	2-1-2032	4,765,018	5,075,433
FNMA	4.00	3-1-2032	1,274,742	1,365,638

1

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Short Duration Government Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	4.00%	4-1-2032	$1,010,717	$1,089,597
FNMA	4.00	4-1-2032	2,127,880	2,269,099
FNMA	4.00	4-1-2032	2,944,378	3,138,197
FNMA	4.00	4-1-2032	4,786,656	5,104,232
FNMA	4.00	5-1-2032	2,903,000	3,108,235
FNMA	4.00	5-1-2032	1,274,000	1,359,940
FNMA	4.00	5-1-2032	2,493,000	2,658,467
FNMA	4.00	5-1-2032	706,369	753,255
FNMA	4.00	5-1-2032	463,556	496,632
FNMA	4.00	5-1-2032	3,350,000	3,572,271
FNMA	4.00	5-1-2032	3,589,000	3,825,178
FNMA	4.00	6-1-2032	3,884,406	4,114,260
FNMA	4.00	3-1-2033	15,408,862	16,413,052
FNMA	4.00	12-1-2033	4,128,822	4,451,566
FNMA	4.00	2-1-2034	8,543,475	9,106,161
FNMA	4.00	6-1-2035	10,047,877	10,697,612
FNMA	4.50	1-1-2020	14,890,190	15,255,327
FNMA	4.50	5-1-2020	5,169,445	5,306,571
FNMA	4.50	10-1-2020	1,394,412	1,428,606
FNMA	4.50	10-25-2020	4,714,668	4,798,993
FNMA	4.50	4-1-2024	3,411,231	3,597,996
FNMA	4.50	6-1-2025	1,391,677	1,477,885
FNMA	4.50	10-1-2026	4,591,429	4,884,792
FNMA	4.50	4-1-2031	619,423	677,367
FNMA	4.50	4-1-2031	650,190	709,927
FNMA	4.50	4-1-2031	397,770	434,976
FNMA	4.50	4-1-2031	313,040	341,818
FNMA	4.50	1-1-2034	409,640	451,229
FNMA	4.50	1-1-2034	324,778	356,953
FNMA	5.00	2-1-2023	1,713,626	1,770,676
FNMA	5.00	5-1-2023	429,971	452,453
FNMA	5.00	8-1-2030	684,976	753,765
FNMA	5.00	5-1-2046	830,488	918,732
FNMA Series 2009-20 Class DT	4.50	4-25-2039	3,696,327	4,028,053
FNMA Series 2013-103 Class H	4.50	3-25-2038	4,182,473	4,502,082
FNMA Series 2015-18 Class HE	4.00	9-25-2041	13,178,931	14,070,863
FNMA Series 2015-M10 Class FA ±	1.05	3-25-2019	7,727,925	7,730,734
FNMA Series 2015-M4 Class FA ±	1.01	9-25-2018	8,505,897	8,504,317
FNMA Series 2015-M8 Class FA ±	0.97	11-25-2018	5,091,345	5,091,710
GNMA	5.00	10-15-2039	1,797,308	2,015,373
GNMA Series 2011-137 Class WA ±	5.55	7-20-2040	3,979,805	4,489,527
GNMA Series 2016-112 Class AW ±	7.15	12-20-2040	3,356,827	3,939,097
Total Agency Securities (Cost $398,482,345)				397,415,414

Asset-Backed Securities : 13.14%
Avis Budget Rental Car Funding LLC Series 2014-1A Class A 144A	2.46	7-20-2020	6,637,000	6,662,050
Avis Budget Rental Car Funding LLC Series 2015-1A Class A 144A	2.50	7-20-2021	4,764,000	4,735,565
California Republic Auto Receivables Trust Series 2016-1 Class A4	2.24	10-15-2021	4,948,000	4,988,965
California Republic Auto Receivables Trust Series 2017-1 Class A4	2.36	6-15-2022	5,043,000	5,074,464
Capital Auto Receivables Asset Trust Series 2016-1 Class A4	1.98	10-20-2020	4,930,000	4,949,110
Capital Auto Receivables Asset Trust Series 2016-2 Class A4	1.63	1-20-2021	3,153,000	3,146,289
Hertz Vehicle Financing LLC Series 2013-1A Class A2 144A	1.83	8-25-2019	3,145,000	3,137,186
Hertz Vehicle Financing LLC Series 2015-1A Class A 144A	2.73	3-25-2021	7,310,000	7,273,229
Hertz Vehicle Financing LLC Series 2015-3A Class A 144A	2.67	9-25-2021	6,999,000	6,917,474
Hertz Vehicle Financing LLC Series 2016-3A Class A 144A	2.27	7-25-2020	3,452,000	3,434,164
Navient Student Loan Trust Series 2014-CTA Class A 144A±	1.69	9-16-2024	6,325,670	6,336,078
Navient Student Loan Trust Series 2017-1A Class A2 144A±	1.74	7-26-2066	9,439,000	9,524,317
Navient Student Loan Trust Series 2017-3A Class A2 144A±	1.73	7-26-2066	4,938,000	4,958,131
Nelnet Student Loan Trust Series 2004-4 Class A5 ±	1.32	1-25-2037	3,037,828	2,997,895
Nelnet Student Loan Trust Series 2006-1 Class A5 ±	1.16	8-23-2027	1,859,382	1,853,789
Nelnet Student Loan Trust Series 2016-1A Class A 144A±	1.79	9-25-2065	9,956,907	10,037,628

2

Wells Fargo Short Duration Government Bond Fund	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
SLC Student Loan Trust Series 2005-3 Class A3 ±	1.25%	6-15-2029	$5,953,000	$5,887,478
SLC Student Loan Trust Series 2010-1 Class A ±	1.93	11-25-2042	1,863,509	1,869,076
SLM Student Loan Trust Series 2005-6 Class A5A ±	1.27	7-27-2026	650,854	650,763
SLM Student Loan Trust Series 2005-6 Class A5B ±	2.36	7-27-2026	1,069,312	1,073,640
SLM Student Loan Trust Series 2005-8 Class A4 ±	1.71	1-25-2028	9,693,089	9,744,455
SLM Student Loan Trust Series 2010-A Class 1A 144A±	3.95	5-16-2044	1,515,125	1,549,492
SLM Student Loan Trust Series 2012-E Class A2A 144A	2.09	6-15-2045	4,487,495	4,493,894
SLM Student Loan Trust Series 2014-A Class A2A 144A	2.59	1-15-2026	2,746,000	2,771,578
SLM Student Loan Trust Series 2014-A Class A2B 144A±	2.14	1-15-2026	4,005,000	4,040,580
TCF Auto Receivables Owner Trust Series 2015-1A Class A4 144A	1.96	11-16-2020	6,610,000	6,621,561
TCF Auto Receivables Owner Trust Series 2016-1A Class A3 144A	1.71	4-15-2021	3,052,000	3,045,046
Total Asset-Backed Securities (Cost $127,393,831)				127,773,897

Non-Agency Mortgage-Backed Securities : 5.89%
Colt Funding LLC Series 2017-1 Class A1 144A±	2.61	5-27-2047	9,675,000	9,478,921
Commercial Mortgage Trust Series 2012-LC4 Class A3	3.07	12-10-2044	5,176,551	5,268,272
Commercial Mortgage Trust Series 2013-CR6 Class A1	0.72	3-10-2046	666,727	664,954
DBUBS Mortgage Trust Series 2011-LC2A Class A1 144A	3.53	7-10-2044	503,122	518,412
GS Mortgage Securities Trust Series 2010-C1 Class A1 144A	3.68	8-10-2043	655,601	671,251
GS Mortgage Securities Trust Series 2010-C2 Class A1 144A	3.85	12-10-2043	846,042	871,425
GS Mortgage Securities Trust Series 2012-GCJ7 Class AAB	2.94	5-10-2045	2,579,000	2,615,976
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-C1 Class A2 144A	4.61	6-15-2043	1,467,618	1,531,560
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-C2 Class A2 144A	3.62	11-15-2043	3,572,205	3,599,413
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2012-CBX Class A3	3.14	6-15-2045	2,201,369	2,231,041
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-C18 Class A1	1.25	2-15-2047	649,822	648,493
JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-CNTR Class A1 144A	3.30	8-5-2032	1,024,748	1,032,602
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C4 Class A3 144A	4.11	7-15-2046	1,094,085	1,117,191
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-LC9 Class A2	1.68	12-15-2047	1,756,617	1,756,917
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class A2	1.87	11-15-2045	174,335	174,336
Morgan Stanley Capital I Trust Series 2011-C2 Class A3 144A	4.21	6-15-2044	591,864	610,656
Social Professional Loan Program LLC Series 2016-C Class A1 144A±	2.09	10-27-2036	3,386,164	3,437,411
Social Professional Loan Program LLC Series 2016-D Class A1 144A±	1.94	1-25-2039	8,077,437	8,158,870
Social Professional Loan Program LLC Series 2016-E Class A1 144A±	1.84	7-25-2039	3,959,653	3,977,670
Social Professional Loan Program LLC Series 2017-A Class A1 144A±	1.69	3-26-2040	4,725,696	4,729,968
Social Professional Loan Program LLC Series 2017-C Class A1 144A±	1.62	7-25-2040	4,186,000	4,186,000
Total Non-Agency Mortgage-Backed Securities (Cost $57,715,179)				57,281,339

U.S. Treasury Securities : 40.77%
U.S. Treasury Note	0.75	10-31-2017	66,795,000	66,690,666
U.S. Treasury Note	0.75	8-31-2018	32,683,000	32,487,654
U.S. Treasury Note	0.75	9-30-2018	22,793,000	22,648,766
U.S. Treasury Note	0.75	7-15-2019	11,990,000	11,851,839
U.S. Treasury Note	0.75	8-15-2019	11,050,000	10,915,323
U.S. Treasury Note	0.88	9-15-2019	16,372,000	16,208,919
U.S. Treasury Note	1.00	11-30-2018	292,000	290,962
U.S. Treasury Note	1.13	12-31-2018	14,436,000	14,436,000
U.S. Treasury Note	1.13	1-31-2019	16,689,000	16,653,152
U.S. Treasury Note	1.13	2-28-2019	2,786,000	2,779,361
U.S. Treasury Note	1.25	3-31-2019	12,532,000	12,525,634
U.S. Treasury Note	1.25	4-30-2019	34,993,000	34,968,400
U.S. Treasury Note	1.38	12-15-2019	8,232,000	8,234,898
U.S. Treasury Note	1.38	1-15-2020	23,532,000	23,532,918

3

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Short Duration Government Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	1.50%	2-15-2020	$3,286,000	$3,283,818
U.S. Treasury Note	1.50	4-15-2020	20,583,000	20,623,199
U.S. Treasury Note	1.50	5-15-2020	88,148,000	88,313,278
U.S. Treasury Note	1.63	3-15-2020	10,054,000	10,113,298
Total U.S. Treasury Securities (Cost $396,680,897)				396,558,085

	Yield		Shares
Short-Term Investments : 2.07%
Investment Companies : 2.07%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.71		20,145,696	20,145,696

Total Short-Term Investments (Cost $20,145,696)				20,145,696

Total investments in securities (Cost $1,000,417,948)*	102.73%			999,174,431
Other assets and liabilities, net	(2.73)			(26,545,798)

Total net assets	100.00%			$972,628,633

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $1,000,482,019 and unrealized gains (losses) consists of:

Gross unrealized gains	$2,455,417
Gross unrealized losses	(3,763,005)

Net unrealized losses	$(1,307,588)

Abbreviations:

FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LLC	Limited liability company

4

Wells Fargo Short Duration Government Bond Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances. Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund's assets and liabilities as of May 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$397,415,414	$0	$397,415,414
Asset-backed securities	0	127,773,897	0	127,773,897
Non-agency mortgage-backed securities	0	57,281,339	0	57,281,339
U.S. Treasury securities	396,558,085	0	0	396,558,085
Short-term investments
Investment companies	20,145,696	0	0	20,145,696

	416,703,781	582,470,650	0	999,174,431
Futures contracts	9,516	0	0	9,516

Total assets	$416,713,297	$582,470,650	$0	$999,183,947

Liabilities
Futures contracts	$28,031	$0	$0	$28,031

Total liabilities	$28,031	$0	$0	$28,031

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

For the nine months ended May 31, 2017, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At May 31, 2017, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at May 31, 2017	Unrealized gains (losses)
9-29-2017	JPMorgan	609 Long	2-Year U.S. Treasury Notes	$131,838,985	$36,905
9-29-2017	JPMorgan	598 Short	5-Year U.S. Treasury Notes	70,750,875	(131,949)

As of May 31, 2017, the Fund had segregated $525,000 as cash collateral for open futures contracts.

Wells Fargo Short-Term Bond Fund	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 7.66%
FDIC Series 2010-R1 Class A 144A	2.18%	5-25-2050	$1,420,743	$1,424,388
FDIC Series 2013-R1 Class A 144A	1.15	3-25-2033	880,551	872,307
FHLMC ±	2.78	4-1-2032	43,607	45,711
FHLMC ±	2.87	4-1-2038	392,139	412,312
FHLMC ±	3.00	7-1-2029	2,564	2,660
FHLMC	3.00	2-15-2024	335,645	338,187
FHLMC ±	3.15	5-1-2026	50,158	52,181
FHLMC ±	3.16	9-1-2031	6,301	6,409
FHLMC	3.50	6-15-2038	564,528	575,902
FHLMC	4.50	5-15-2018	31,308	31,623
FHLMC	6.00	10-1-2021	248,607	263,031
FHLMC	9.00	8-1-2018	50	51
FHLMC	9.00	6-1-2019	11,190	11,293
FHLMC	9.00	10-1-2019	45,896	48,163
FHLMC	9.50	12-1-2022	23,572	24,932
FHLMC	10.50	11-1-2017	38	39
FHLMC	10.50	8-1-2018	10,440	10,544
FHLMC	10.50	2-1-2019	348	354
FHLMC	10.50	4-1-2019	211	218
FHLMC	10.50	5-1-2019	168	177
FHLMC	10.50	6-1-2019	1,107	1,153
FHLMC	10.50	7-1-2019	505	511
FHLMC Series 2597 Series AE	5.50	4-15-2033	128,144	138,771
FHLMC Series 2631 Class LC	4.50	6-15-2018	73,435	74,236
FHLMC Series 2642 Class AR	4.50	7-15-2023	230,260	245,872
FHLMC Series 2656 Class BG	5.00	10-15-2032	156,502	157,145
FHLMC Series 2958 Class QD	4.50	4-15-2020	312,958	316,129
FHLMC Series 3266 Class D	5.00	1-15-2022	364,660	373,844
FHLMC Series 3609 Class LA	4.00	12-15-2024	160,331	162,717
FHLMC Series 3778 Class BM	3.50	8-15-2028	90,996	91,419
FHLMC Series 3794 Class LK	3.00	2-15-2024	159,394	159,544
FHLMC Series 3855 Class HL	3.50	2-15-2026	182,004	185,897
FHLMC Series 3920 Class AB	3.00	9-15-2025	585,890	594,600
FHLMC Series T-42 Class A6	9.50	2-25-2042	373,858	464,402
FHLMC Series T-57 Class 2A1 ±	3.48	7-25-2043	38,790	42,008
FHLMC Series T-59 Class 2A1 ±	3.25	10-25-2043	1,086,278	1,081,062
FNMA ±	1.91	8-1-2034	471,359	476,395
FNMA ±	2.70	11-1-2031	46,429	48,607
FNMA	2.73	10-1-2017	2,890,053	2,887,408
FNMA ±	2.84	8-1-2036	1,970,942	2,076,735
FNMA	2.93	12-1-2017	2,245,569	2,246,499
FNMA ±	3.06	10-1-2036	1,719,530	1,792,176
FNMA ±	3.07	7-1-2036	1,309,002	1,384,681
FNMA	3.15	12-1-2017	746,910	748,605
FNMA ±	3.16	9-1-2040	1,279,049	1,349,673
FNMA	3.34	9-1-2017	1,342,293	1,341,298
FNMA	3.74	5-1-2018	2,162,199	2,186,826
FNMA	4.00	6-25-2026	768,562	820,965
FNMA	4.00	8-25-2037	595,600	623,557
FNMA	5.50	8-25-2034	751,932	765,750
FNMA	6.00	4-1-2021	143,040	148,913
FNMA	6.00	3-1-2033	571,592	662,606
FNMA	6.28	11-1-2018	154,005	153,831
FNMA	6.50	8-1-2031	285,088	330,702
FNMA	7.60	8-1-2018	184,663	184,725
FNMA	8.00	9-1-2023	1,824	1,842
FNMA	8.33	7-15-2020	10,134	10,660
FNMA	8.50	2-1-2023	4,130	4,165
FNMA	9.00	2-15-2020	465	495
FNMA	9.00	11-1-2024	61,304	67,109
FNMA	11.00	10-15-2020	4,608	4,694
FNMA Grantor Trust Series 2002-T12 Class A4	9.50	5-25-2042	616,638	752,881
FNMA Series 1989-29 Class Z	10.00	6-25-2019	36,592	38,857
FNMA Series 1989-63 Class Z	9.40	10-25-2019	9,227	9,715
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	44,359	52,960
FNMA Series 2003-15 Class CB	5.00	3-25-2018	113,350	114,050
FNMA Series 2003-41 Class PE	5.50	5-25-2023	541,024	573,064
FNMA Series 2003-W11 Class A1 ±	4.36	6-25-2033	12,888	13,479

1

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Short-Term Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA Series 2003-W6 Class 6A ±	3.41%	8-25-2042	$901,226	$941,557
FNMA Series 2003-W6 Class PT4 ±	8.51	10-25-2042	80,409	101,485
FNMA Series 2004-32 Class AY	4.00	5-25-2019	92,164	95,157
FNMA Series 2004-90 Class XY	4.00	9-25-2034	299,624	303,441
FNMA Series 2008-53 Class CA	5.00	7-25-2023	289,458	300,086
FNMA Series 2009-M01 Class A2	4.29	7-25-2019	1,113,114	1,154,745
FNMA Series 2011-133 Class A	3.50	6-25-2029	646,228	662,003
FNMA Series 2011-17 Class ED	3.50	7-25-2025	123,408	124,833
FNMA Series 2011-39 Class CA	3.00	5-25-2024	176,374	178,307
FNMA Series 2011-66 Class BE	3.00	3-25-2025	249,414	251,023
FNMA Series 2011-71 Class DJ	3.00	3-25-2025	405,848	407,773
FNMA Series G95-2 Class IO ±(c)	10.00	5-25-2020	11,667	211
GNMA	4.00	8-16-2023	172,853	175,810
GNMA	4.50	4-20-2035	233,810	245,036
GNMA	8.00	12-15-2023	20,457	22,908
GNMA	9.00	11-15-2017	218	218
GNMA	9.00	11-15-2024	10,751	11,579
GNMA	10.00	2-20-2018	17	17
GNMA Series 2010-6 Class EA	4.00	9-16-2023	109,937	110,594
GNMA Series 2012-19 Class A	1.83	3-16-2039	1,541,655	1,537,881
Total Agency Securities (Cost $36,441,941)				36,708,379

Asset-Backed Securities : 11.39%
Avis Budget Rental Car Funding LLC Series 2013-1A Class A 144A	1.92	9-20-2019	1,420,000	1,419,862
BMW Vehicle Owner Trust Series 2017-1 Class A2	1.71	7-22-2019	2,000,000	2,003,233
CarMax Auto Owner Trust Series 2015-3 Class A2A	1.10	11-15-2018	244,743	244,694
CCG Receivables Trust Series 2015-1 Class A2 144A	1.46	11-14-2018	786,006	785,810
CCG Receivables Trust Series 2015-1 Class A3 144A	1.92	1-17-2023	2,500,000	2,505,999
Citibank Credit Card Issuance Trust Series 2017-A2 Class A2	1.74	1-19-2021	4,000,000	4,013,973
CNH Equipment Trust Series 2015-A Class A3	1.30	4-15-2020	1,078,599	1,078,119
CNH Equipment Trust Series 2015-C Class A2A	1.10	12-17-2018	484,211	484,145
Dell Equipment Finance Trust Series 2016-1 Class A2 144A	1.43	9-24-2018	3,835,127	3,835,768
Education Loan Asset-Backed Trust Series 2013-1 Class A1 144A±	1.79	6-25-2026	1,975,374	1,976,984
Enterprise Fleet Financing Trust Series 2017-1 Class A2 144A	2.13	7-20-2022	4,000,000	4,013,290
Ford Credit Auto Lease Trust Series 2016-A Class A2A	1.42	11-15-2018	1,720,548	1,720,892
GM Financial Automobile Leasing Trust Series 2016-1 Class A3	1.64	7-20-2019	4,000,000	4,002,746
GM Financial Automobile Leasing Trust Series 2016-2 Class A2A	1.28	10-22-2018	2,178,163	2,177,162
GMF Floorplan Owner Revolving Trust Series 2015-1 Class A1 144A	1.65	5-15-2020	2,050,000	2,051,383
Home Equity Asset Trust Series 2003-6 Class M1 ±	2.04	2-25-2034	1,113,972	1,090,198
Hyundai Auto Receivables Trust Series 2015-C Class A2A	0.99	11-15-2018	418,962	418,658
Hyundai Auto Receivables Trust Series 2016-A Class A3 144A	1.60	7-15-2019	1,100,000	1,100,846
John Deere Owner Trust Series 2016-A Class A2	1.15	10-15-2018	1,218,056	1,217,639
John Deere Owner Trust Series 2016-A Class A3	1.36	4-15-2020	2,000,000	1,997,439
Kubota Credit Owner Trust Series 2016-1A Class A2 144A	1.25	4-15-2019	1,848,547	1,846,126
MMAF Equipment Finance LLC Series 2016-AA Class A2 144A	1.39	12-17-2018	3,046,103	3,046,585
MMAF Equipment Finance LLCSeries 2015-AA Class A3 144A	1.39	10-16-2019	1,747,841	1,746,518
Toyota Auto Receivables Owner Trust Series 2016-A Class AA2	1.03	7-16-2018	889,629	889,278
Verizon Owner Trust Series 2017-1A Class A 144A	2.06	9-20-2021	1,800,000	1,813,341
Volvo Financial Equipment LLC Series 2016-1A Class A2 144A	1.44	10-15-2018	917,448	917,738
Volvo Financial Equipment LLC Series 2016-1A Class A3 144A	1.67	2-18-2020	1,580,000	1,581,207
World Omni Auto Receivables Trust Series 2015-A Class A2A	1.06	5-15-2018	737,789	737,503
World Omni Auto Receivables Trust Series 2016-B Class A2	1.10	1-15-2020	2,594,045	2,588,973
World Omni Auto Receivables Trust Series 2017-A Class A2	1.68	12-16-2019	1,275,000	1,275,735
Total Asset-Backed Securities (Cost $54,577,067)				54,581,844

Corporate Bonds and Notes : 38.81%
Consumer Discretionary : 2.12%
Media : 1.87%
Charter Communications Operating LLC	3.58	7-23-2020	3,000,000	3,118,047
Interpublic Group	2.25	11-15-2017	1,900,000	1,904,423
NBCUniversal Enterprise Incorporated 144A	5.25	12-31-2049	1,655,000	1,754,300
Time Warner Cable Incorporated	4.88	3-15-2020	2,010,000	2,154,756
				8,931,526

2

Wells Fargo Short-Term Bond Fund	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Multiline Retail : 0.25%
Macy's Retail Holdings Incorporated	3.45%	1-15-2021	$1,205,000	$1,214,730

Consumer Staples : 1.26%
Beverages : 0.63%
Anheuser-Busch InBev Finance Incorporated	2.65	2-1-2021	3,000,000	3,048,096

Food Products : 0.63%
Kraft Heinz Foods Company	2.00	7-2-2018	3,000,000	3,008,610

Energy : 4.55%
Energy Equipment & Services : 0.65%
Spectra Energy Capital Company	6.20	4-15-2018	3,000,000	3,112,254

Oil, Gas & Consumable Fuels : 3.90%
BP AMI Leasing Incorporated 144A	5.52	5-8-2019	825,000	880,720
ConocoPhillips Company	2.88	11-15-2021	1,990,000	2,034,112
DCP Midstream Operating Company	2.50	12-1-2017	3,000,000	3,000,000
Enable Midstream Partner LP	2.40	5-15-2019	3,000,000	2,987,670
Energy Transfer Partners LP	2.50	6-15-2018	2,000,000	2,010,380
Plains All American Pipeline LP	8.75	5-1-2019	3,000,000	3,362,364
Sabine Pass Liquefaction LLC	6.25	3-15-2022	1,210,000	1,372,337
Tesoro Corporation	4.25	10-1-2017	3,000,000	3,011,250
				18,658,833

Financials : 16.76%
Banks : 5.27%
Bank of America Corporation	2.15	11-9-2020	2,000,000	1,994,874
Citigroup Incorporated	2.50	7-29-2019	2,235,000	2,256,382
Citizens Bank	2.20	5-26-2020	2,000,000	2,000,372
Cooperatieve Rabobank UA	2.75	1-10-2022	3,000,000	3,050,403
Fifth Third Bank	2.30	3-15-2019	1,845,000	1,859,005
JP Morgan Chase	1.65	9-23-2019	2,000,000	1,989,710
KeyBank Corporation	4.63	6-15-2018	3,180,000	3,265,469
PNC Bank NA	1.50	2-23-2018	3,000,000	3,001,425
Regions Bank	2.25	9-14-2018	2,000,000	2,006,768
Santander Bank	2.70	5-24-2019	1,000,000	1,008,840
Santander Bank	8.75	5-30-2018	2,640,000	2,811,523
				25,244,771

Capital Markets : 1.78%
Goldman Sachs Group Incorporated	6.15	4-1-2018	2,965,000	3,070,133
Morgan Stanley	1.88	1-5-2018	2,045,000	2,048,489
Morgan Stanley	2.20	12-7-2018	2,000,000	2,009,502
Morgan Stanley	2.45	2-1-2019	840,000	846,282
S&P Global Incorporated	2.50	8-15-2018	550,000	554,653
				8,529,059

Consumer Finance : 5.46%
Ally Financial Incorporated	3.25	11-5-2018	2,930,000	2,975,474
American Express Centurion Bank	6.00	9-13-2017	3,000,000	3,036,972
Daimler Finance NA LLC 144A	1.65	3-2-2018	3,000,000	2,999,931
Daimler Finance NA LLC 144A	2.20	5-5-2020	520,000	520,551
Discover Financial Services Company	6.45	6-12-2017	3,000,000	3,002,919
Ford Motor Credit Company LLC	2.94	1-8-2019	1,335,000	1,352,581
Ford Motor Credit Company LLC	5.00	5-15-2018	3,000,000	3,086,964
General Motors Financial Company	3.15	1-15-2020	3,000,000	3,055,500
Nissan Motor Acceptance Corporation 144A	2.00	3-8-2019	2,000,000	2,003,078
Synchrony Financial	2.60	1-15-2019	1,335,000	1,342,290

3

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Short-Term Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Consumer Finance (continued)
Toll Brothers Finance Corporation	8.91%	10-15-2017	$2,710,000	$2,781,138
				26,157,398

Insurance : 4.25%
AXIS Specialty Finance LLC	5.88	6-1-2020	1,794,000	1,970,745
Ironshore Holding Incorporated 144A	8.50	5-15-2020	2,820,000	3,349,463
Lincoln National Corporation	8.75	7-1-2019	744,000	842,457
Metropolitan Life Global Funding Incorporated 144A	1.55	9-13-2019	1,820,000	1,801,585
Metropolitan Life Global Funding Incorporated 144A	1.75	12-19-2018	2,000,000	1,999,186
Platinum Underwriters Finance Incorporated Series B	7.50	6-1-2017	3,070,000	3,070,000
Protective Life Global Funding 144A	1.56	9-13-2019	1,295,000	1,277,844
Provident Companies Incorporated	7.00	7-15-2018	2,525,000	2,664,206
Reliance Standard Life Insurance 144A	2.15	10-15-2018	1,390,000	1,395,392
Reliance Standard Life Insurance 144A	2.38	5-4-2020	2,000,000	1,997,674
				20,368,552

Health Care : 1.74%
Biotechnology : 0.54%
Amgen Incorporated	1.90	5-10-2019	1,285,000	1,286,493
Amgen Incorporated	2.20	5-11-2020	1,285,000	1,289,814
				2,576,307

Health Care Providers & Services : 0.29%
UnitedHealth Group Incorporated	1.45	7-17-2017	1,375,000	1,375,337

Pharmaceuticals : 0.91%
Eli Lilly and Company	2.35	5-15-2022	3,000,000	3,020,385
Mylan NV Company	2.50	6-7-2019	1,360,000	1,368,152
				4,388,537

Industrials : 2.11%
Aerospace & Defense : 0.99%
L-3 Communications Corporation	5.20	10-15-2019	3,000,000	3,215,622
Rockwell Collins Incorporated	1.95	7-15-2019	1,530,000	1,533,626
				4,749,248

Airlines : 0.42%
Delta Air Lines Incorporated	4.75	11-7-2021	1,904,957	1,999,443

Commercial Services & Supplies : 0.47%
Boardwalk Pipelines LLC	5.20	6-1-2018	2,179,000	2,241,165

Transportation Infrastructure : 0.23%
TTX Company 144A	2.25	2-1-2019	1,095,000	1,097,177

Information Technology : 4.33%
Internet Software & Services : 0.26%
Ebay Incorporated %%	2.15	6-5-2020	1,280,000	1,278,463

IT Services : 0.42%
Fidelity National Information Services Incorporated	2.00	4-15-2018	2,000,000	2,003,946

Semiconductors & Semiconductor Equipment : 1.64%
Broadcom Corporation 144A	2.38	1-15-2020	1,280,000	1,282,358
KLA-Tencor Corporation	2.38	11-1-2017	1,365,000	1,369,248
KLA-Tencor Corporation	3.38	11-1-2019	2,000,000	2,055,204
Maxim Integrated Product Incorporated	2.50	11-15-2018	570,000	575,209
Qualcomm Incorporated	1.85	5-20-2019	1,280,000	1,282,268

4

Wells Fargo Short-Term Bond Fund	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Semiconductors & Semiconductor Equipment (continued)
Qualcomm Incorporated	2.10%	5-20-2020	$1,280,000	$1,284,696
				7,848,983

Software : 1.20%
CA Incorporated	3.60	8-1-2020	2,000,000	2,070,280
CA Incorporated	5.38	12-1-2019	2,000,000	2,150,722
Microsoft Corporation	2.38	2-6-2022	1,500,000	1,523,307
				5,744,309

Technology Hardware, Storage & Peripherals : 0.81%
EMC Corporation	2.65	6-1-2020	3,000,000	2,958,114
Hewlett Packard Enterprise Company	2.45	10-5-2017	928,000	930,459
				3,888,573

Materials : 1.09%
Chemicals : 0.40%
CF Industries Incorporated	6.88	5-1-2018	1,830,000	1,907,775

Construction Materials : 0.69%
Martin Marietta Material ±	2.25	6-30-2017	3,310,000	3,312,065

Real Estate : 1.72%
Equity REITs : 1.72%
American Tower Corporation	4.50	1-15-2018	2,700,000	2,743,513
DDR Corporation	4.63	7-15-2022	2,355,000	2,467,126
Realty Income Corporation	2.00	1-31-2018	3,000,000	3,004,938
				8,215,577

Telecommunication Services : 0.59%
Diversified Telecommunication Services : 0.59%
AT&T Incorporated	2.45	6-30-2020	2,000,000	2,009,388
AT&T Incorporated	5.80	2-15-2019	783,000	832,362
				2,841,750

Utilities : 2.54%
Electric Utilities : 1.97%
Exelon Corporation	3.50	6-1-2022	1,895,000	1,940,196
Interstate Power & Light Company	5.88	9-15-2018	580,000	607,741
NextEra Energy Capital Holdings Incorporated	2.06	9-1-2017	2,725,000	2,729,973
NV Energy Incorporated	6.25	11-15-2020	2,000,000	2,242,468
Oklahoma Gas & Electric Company	6.35	9-1-2018	1,792,000	1,891,357
				9,411,735

Multi-Utilities : 0.57%
Black Hills Corporation	2.50	1-11-2019	1,355,000	1,364,035
Dominion Resources Incorporated	2.96	7-1-2019	1,365,000	1,385,613
				2,749,648

Total Corporate Bonds and Notes (Cost $184,534,038)				185,903,867

Municipal Obligations : 8.09%
California : 2.08%
Los Angeles CA Municipal Improvement Refunding Bond Convention Center Series A (Miscellaneous Revenue)	2.34	11-1-2018	1,380,000	1,395,663

5

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Short-Term Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Roman Catholic Diocese of Oakland CA (Miscellaneous Revenue)	6.04%	11-1-2019	$2,435,000	$2,560,390
Sacramento CA City Financing Authority (Miscellaneous Revenue, National Insured) ±	1.27	7-15-2027	2,500,000	2,496,250
San Bernardino County CA Financing Authority (Miscellaneous Revenue, National Insured) ¤	0.00	8-1-2017	3,500,000	3,492,650
				9,944,953

Illinois : 0.98%
Chicago IL (Tax Revenue)	6.30	12-1-2021	1,365,000	1,473,067
State of Illinois (Miscellaneous Revenue)	5.00	5-1-2019	3,070,000	3,198,848
				4,671,915

Michigan : 0.41%
Michigan Finance Authority Series D5 (Water & Sewer Revenue)	2.85	7-1-2019	2,000,000	1,974,860

New Jersey : 1.32%
New Jersey EDA Series B (Miscellaneous Revenue, AGM Insured) ¤	0.00	2-15-2018	3,000,000	2,956,170
New Jersey EDA Series B (Miscellaneous Revenue, AGM Insured) ¤	0.00	2-15-2019	3,500,000	3,356,710
				6,312,880

New York : 0.42%
Nassau County NY Series D (GO Revenue)	1.40	12-15-2017	2,000,000	2,002,580

Oregon : 0.39%
Portland OR Taxable Pension (GO Revenue) (m)(n)	1.15	6-1-2019	1,875,000	1,846,875

Pennsylvania : 0.83%
Pennsylvania Housing Finance Agency Series 123C (Housing Revenue) ±%%	1.75	10-1-2038	4,000,000	3,999,720

Rhode Island : 0.34%
Rhode Island EDA (Industrial Development Revenue, AGM Insured)	7.75	11-1-2020	1,500,000	1,616,685

Tennessee : 0.83%
Baptist Memorial Health Care Corporation (Health Revenue)	1.40	6-6-2017	4,000,000	4,000,000

Wisconsin : 0.49%
Wisconsin Healthcare PFA (Housing Revenue, Citizens Bank LOC)	2.63	11-1-2019	2,365,000	2,365,213

Total Municipal Obligations (Cost $38,596,430)				38,735,681

Non-Agency Mortgage-Backed Securities : 10.52%
CD Commercial Mortgage Trust Series 2017-CD3 Class A1	1.97	2-10-2050	1,634,572	1,634,503
Chicago Skyscraper Trust Series 2017-SKY Class A 144A±	1.79	2-15-2030	1,600,000	1,603,005
Commercial Mortgage Trust Series 2012-CR4 Class A2	1.80	10-15-2045	2,302,126	2,303,410
Commercial Mortgage Trust Series 2014-BBG Class A 144A±	1.79	3-15-2029	2,100,000	2,104,809
Commercial Mortgage Trust Series 2014-LC17 Class A2	3.16	10-10-2047	2,300,000	2,354,060
Commercial Mortgage Trust Series 2014-UBS3 Class A2	2.84	6-10-2047	800,000	816,002
Commercial Mortgage Trust Series 2015-CR27 Class A1	1.58	10-10-2048	2,386,216	2,375,125
ContiMortgage Home Equity Trust Series 1996-2 Class IO ±(i)	0.00	7-15-2027	678,314	11,333
Cosmopolitan Hotel Trust Series 2016 Class A 144A±	2.39	11-15-2033	2,185,000	2,201,437
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1 ±	2.46	6-19-2031	118,800	116,631
Drexel Burnham Lambert CMO Trust Series T Class 4	8.45	9-20-2019	1,306	1,311
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 ±	2.12	9-25-2033	387,939	378,639
Golden National Mortgage Asset-Backed Certificates Series 1998-GN1 Class M2 (i)(s)	1.00	2-25-2027	34,322	34,227
GS Mortgage Securities Trust Series 2010-C1 Class A2 144A	4.59	8-10-2043	2,610,000	2,785,541
GS Mortgage Securities Trust Series 2013-GC16 Class A2	3.03	11-10-2046	2,296,843	2,333,662
GS Mortgage Securities Trust Series 2014-GSFL Class A 144A±	1.99	7-15-2031	1,499	1,499
GS Mortgage Securities Trust Series 2016-GS3 Class A1	1.43	10-10-2049	2,479,840	2,455,972

6

Wells Fargo Short-Term Bond Fund	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
GSMPS Mortgage Loan Trust Series 1998-1 Class A 144A±	8.00%	9-19-2027	$208,501	$213,033
GSMPS Mortgage Loan Trust Series 2006-RP2 Class 1AF1 144A±	1.39	4-25-2036	896,004	746,278
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class AMFL ±	1.15	6-12-2047	1,311,498	1,298,300
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-LDPX Class AM ±	5.46	1-15-2049	2,190,161	2,188,171
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-PHH Class A 144A±	2.19	8-15-2027	3,000,000	2,999,963
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-FL7 Class A 144A±	2.24	5-15-2028	968,300	966,870
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP3 Class A1	1.46	8-15-2049	2,188,140	2,167,581
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C6 Class A4 ±	5.86	7-15-2040	206,681	206,662
LStar Commercial Mortgage Trust Series 2017-5 Class A1 144A	2.42	3-10-2050	1,247,009	1,253,625
Master Mortgages Trust Series 2002-3 Class 4A1 ±	3.08	10-25-2032	5,497	5,447
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15 Class A2	2.98	4-15-2047	2,740,000	2,787,758
Morgan Stanley Capital I Trust Series 2007-IQ Class A4	5.81	12-12-2049	971,690	976,182
Morgan Stanley Capital I Trust Series 2016-C30 Class A1	1.39	9-15-2049	1,832,880	1,812,214
Palmer Square CLO Limited Trust Series 2013-1A Class A1R 144A±	2.15	5-15-2025	1,930,000	1,929,988
SBA Tower Trust Series 2014-1A Class C 144A	2.90	10-15-2044	3,000,000	3,022,322
TICP CLO Limited Trust Series 2014-2A Class A1AR 144A±	2.32	7-20-2026	2,000,000	2,000,006
Wilshire Funding Corporation Series 1996-3 Class M2 ±	7.37	8-25-2032	81,560	78,830
Wilshire Funding Corporation Series 1996-3 Class M3 ±	7.64	8-25-2032	86,727	82,194
Wilshire Funding Corporation Series 1998-2 Class M1 ±	2.00	12-28-2037	21,422	21,395
Wind River CLO Limited Trust Series 2014-3A Class AR 144A±%%(a)	1.00	1-22-2027	2,100,000	2,100,000
Total Non-Agency Mortgage-Backed Securities (Cost $50,746,338)				50,367,985

Yankee Corporate Bonds and Notes : 15.81%
Consumer Discretionary : 0.61%
Media : 0.61%
British Sky Broadcasting Group plc 144A	6.10	2-15-2018	2,838,000	2,923,137

Consumer Staples : 1.26%
Beverages : 0.69%
Suntory Holdings Limited 144A	1.65	9-29-2017	3,330,000	3,326,913

Food & Staples Retailing : 0.57%
Delhaize Group SA	6.50	6-15-2017	2,730,000	2,733,437

Energy : 0.46%
Oil, Gas & Consumable Fuels : 0.46%
TransCanada PipeLines Limited	1.63	11-9-2017	2,210,000	2,210,818

Financials : 9.72%
Banks : 8.11%
Banco de Credito del Peru 144A	2.25	10-25-2019	1,500,000	1,498,200
BNP Paribas SA	2.38	9-14-2017	1,300,000	1,303,558
BPCE SA	1.61	7-25-2017	3,000,000	3,000,315
Canadian Imperial Bank of Commerce	1.60	9-6-2019	2,085,000	2,067,561
Commonwealth Bank of Australia 144A	1.75	11-7-2019	1,750,000	1,737,570
Credit Suisse	6.00	2-15-2018	1,500,000	1,543,047
Credit Suisse Group Funding Limited	3.13	12-10-2020	2,110,000	2,142,154
Danske Bank 144A	1.65	9-6-2019	3,000,000	2,971,215
Experian Finance plc 144A	2.38	6-15-2017	3,800,000	3,800,889
ING Bank NV 144A	1.80	3-16-2018	3,000,000	3,005,265
Lloyds Bank plc	2.00	8-17-2018	1,000,000	1,002,344
Macquarie Bank Limited 144A	2.85	7-29-2020	3,000,000	3,043,221
Mitsubishi UFJ Trust and Banking Corporation 144A	2.45	10-16-2019	3,000,000	3,013,710

7

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Short-Term Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Banks (continued)
Santander UK plc	2.50%	3-14-2019	$2,750,000	$2,775,853
Svenska Handelsbanken AB	1.50	9-6-2019	2,605,000	2,578,822
Toronto Dominion Bank	1.45	9-6-2018	3,385,000	3,376,859
				38,860,583

Consumer Finance : 0.62%
Corporacion Andina de Fomento	2.13	9-27-2021	3,000,000	2,991,750

Diversified Financial Services : 0.36%
Deutsche Bank AG (London)	6.00	9-1-2017	1,700,000	1,717,615

Insurance : 0.63%
QBE Insurance Group Limited 144A	2.40	5-1-2018	2,985,000	2,992,913

Health Care : 0.84%
Pharmaceuticals : 0.84%
Actavis Funding SCS	2.35	3-12-2018	3,000,000	3,013,122
Shire plc ADR	1.90	9-23-2019	1,010,000	1,006,244
				4,019,366

Industrials : 0.40%
Transportation Infrastructure : 0.40%
Asciano Finance Limited 144A	4.63	9-23-2020	1,821,000	1,896,573

Information Technology : 0.63%
Semiconductors & Semiconductor Equipment : 0.63%
TSMC Global Limited 144A	1.63	4-3-2018	3,035,000	3,029,097

Real Estate : 1.26%
Real Estate Management & Development : 1.26%
Deutsche Annington Finance BV 144A	3.20	10-2-2017	4,000,000	4,014,008
Korea Land & Housing Corporation 144A	1.88	8-2-2017	2,000,000	1,999,612
				6,013,620

Utilities : 0.63%
Independent Power & Renewable Electricity Producers : 0.63%
TransAlta Corporation	1.90	6-3-2017	3,000,000	3,000,000

Total Yankee Corporate Bonds and Notes (Cost $75,680,111)				75,715,822

	Yield		Shares
Short-Term Investments : 8.70%
Investment Companies : 8.57%
Wells Fargo Government Money Market Fund Select Class (l)(u)##	0.71		41,034,675	41,034,675

			Principal
U.S. Treasury Securities : 0.13%
U.S. Treasury Bill #(z)	0.69	6-15-2017	$625,000	624,821

Total Short-Term Investments (Cost $41,659,491)				41,659,496

8

Wells Fargo Short-Term Bond Fund	Portfolio of investments — May 31, 2017 (unaudited)

		Value
Total investments in securities (Cost $482,235,416)*	100.98%	$483,673,074
Other assets and liabilities, net	(0.98)	(4,707,973)

Total net assets	100.00%	$478,965,101

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(c)	Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.
%%	The security is issued on a when-issued basis.
¤	The security is issued in zero coupon form with no periodic interest payments.
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.
(i)	Illiquid security
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.
*	Cost for federal income tax purposes is $482,235,416 and unrealized gains (losses) consists of:

Gross unrealized gains	$2,496,483
Gross unrealized losses	(1,058,825)

Net unrealized gains	$1,437,658

Abbreviations:

ADR	American depositary receipt
AGM	Assured Guaranty Municipal
CLO	Collateralized loan obligation
EDA	Economic Development Authority
FDIC	Federal Deposit Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
LLC	Limited liability company
LOC	Letter of credit
LP	Limited partnership
National	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
plc	Public limited company
REIT	Real estate investment trust

9

Wells Fargo Short-Term Bond Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs

(Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund's assets and liabilities as of May 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$36,708,379	$0	$36,708,379
Asset-backed securities	0	54,581,844	0	54,581,844
Corporate bonds and notes	0	185,903,867	0	185,903,867
Municipal obligations	0	38,735,681	0	38,735,681
Non-agency mortgage-backed securities	0	50,367,985	0	50,367,985
Yankee corporate bonds and notes	0	75,715,822	0	75,715,822
Short-term investments
Investment companies	41,034,675	0	0	41,034,675
U.S. Treasury securities	624,821	0	0	624,821

	41,659,496	442,013,578	0	483,673,074
Futures contracts	14,737	0	0	14,737

Total assets	$41,674,233	$442,013,578	$0	$483,687,811

Liabilities
Futures contracts	$14,022	$0	$0	$14,022

Total liabilities	$14,022	$0	$0	$14,022

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

For the nine months ended May 31, 2017, the Fund entered into futures contracts for speculative purposes.

At May 31, 2017, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at May 31, 2017	Unrealized losses
9-29-2017	JPMorgan	871 Short	2-Year U.S. Treasury Notes	$37,858,969	$(49,767)
9-29-2017	JPMorgan	320 Long	5-Year U.S. Treasury Notes	196,784,298	(174,957)

Wells Fargo Short-Term High Yield Bond Fund	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 57.55%
Consumer Discretionary : 20.48%
Auto Components : 1.39%
American Axle & Manufacturing Incorporated «	6.25%	3-15-2021	$13,000,000	$13,396,890
American Axle & Manufacturing Incorporated	7.75	11-15-2019	4,080,000	4,498,200
Cooper Tire & Rubber Company (i)	8.00	12-15-2019	2,568,000	2,850,480
				20,745,570

Diversified Consumer Services : 2.27%
Avis Budget Car Rental LLC ±	3.80	12-1-2017	11,611,000	11,611,000
Service Corporation International	5.38	1-15-2022	13,800,000	14,214,000
TRI Pointe Group Incorporated	4.38	6-15-2019	7,847,000	8,043,175
				33,868,175

Hotels, Restaurants & Leisure : 2.36%
GLP Capital LP/GLP Financing II Incorporated «	4.38	11-1-2018	3,370,000	3,462,675
GLP Capital LP/GLP Financing II Incorporated	4.88	11-1-2020	11,614,000	12,310,840
International Game Technology	7.50	6-15-2019	8,640,000	9,439,200
MGM Resorts International	5.25	3-31-2020	9,365,000	9,967,544
				35,180,259

Household Durables : 2.55%
CalAtlantic Group Incorporated	6.63	5-1-2020	2,485,000	2,739,713
CalAtlantic Group Incorporated	8.38	5-15-2018	500,000	528,850
DR Horton Incorporated	3.63	2-15-2018	3,930,000	3,966,353
KB Home	4.75	5-15-2019	7,835,000	8,070,050
Lennar Corporation	4.13	12-1-2018	3,764,000	3,861,237
Lennar Corporation	4.50	6-15-2019	3,400,000	3,519,000
Lennar Corporation	4.50	11-15-2019	9,106,000	9,436,093
Lennar Corporation	4.75	12-15-2017	600,000	604,500
Pulte Group Incorporated	7.63	10-15-2017	5,185,000	5,288,700
				38,014,496

Internet & Direct Marketing Retail : 0.18%
Netflix Incorporated	5.38	2-1-2021	2,507,000	2,720,095

Media : 7.21%
CSC Holdings LLC	7.63	7-15-2018	8,945,000	9,481,700
DISH DBS Corporation	4.25	4-1-2018	16,205,000	16,448,075
National CineMedia LLC	6.00	4-15-2022	14,525,000	14,761,031
Nexstar Broadcasting Group Incorporated «144A	6.13	2-15-2022	10,345,000	10,888,113
Outfront Media Capital Corporation	5.25	2-15-2022	10,150,000	10,556,000
Sinclair Television Group Incorporated	6.13	10-1-2022	13,200,000	13,777,500
Sirius XM Radio Incorporated 144A	4.25	5-15-2020	14,925,000	15,133,950
TEGNA Incorporated	5.13	10-15-2019	11,575,000	11,849,906
TEGNA Incorporated	5.13	7-15-2020	4,505,000	4,623,256
				107,519,531

Multiline Retail : 0.51%
Dollar Tree Incorporated	5.25	3-1-2020	7,305,000	7,524,150

Specialty Retail : 2.98%
Best Buy Company Incorporated	5.00	8-1-2018	8,880,000	9,207,317
L Brands Incorporated	6.63	4-1-2021	7,075,000	7,835,563
L Brands Incorporated	8.50	6-15-2019	2,700,000	3,010,500
Penske Auto Group Incorporated	5.75	10-1-2022	10,060,000	10,412,100
Sally Beauty Holdings Incorporated	5.75	6-1-2022	13,450,000	13,870,313
				44,335,793

1

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Short-Term High Yield Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Textiles, Apparel & Luxury Goods : 1.03%
The William Carter Company	5.25%	8-15-2021	$14,890,000	$15,359,035

Consumer Staples : 0.97%
Food Products : 0.97%
B&G Foods Incorporated	4.63	6-1-2021	14,070,000	14,386,575

Energy : 6.98%
Energy Equipment & Services : 1.20%
NGPL PipeCo LLC 144A	7.12	12-15-2017	17,465,000	17,857,963

Oil, Gas & Consumable Fuels : 5.78%
Kinder Morgan Finance Company LLC 144A	6.00	1-15-2018	9,000,000	9,225,603
Kinder Morgan Incorporated	7.00	6-15-2017	5,300,000	5,308,252
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	3,190,000	3,397,350
Rockies Express Pipeline LLC 144A	6.00	1-15-2019	17,620,000	18,490,076
Sabine Pass Liquefaction LLC	5.63	2-1-2021	19,170,000	20,966,517
Targa Resources Partners LP	4.13	11-15-2019	6,690,000	6,790,350
Tesoro Corporation	4.25	10-1-2017	4,000,000	4,015,000
Tesoro Logistics LP	5.50	10-15-2019	13,495,000	14,270,963
Tesoro Logistics LP	5.88	10-1-2020	3,615,000	3,705,375
				86,169,486

Financials : 3.38%
Banks : 0.45%
CIT Group Incorporated	3.88	2-19-2019	5,036,000	5,168,195
CIT Group Incorporated 144A	5.50	2-15-2019	1,450,000	1,529,750
				6,697,945

Consumer Finance : 2.93%
Ally Financial Incorporated	3.75	11-18-2019	15,610,000	15,961,225
Ally Financial Incorporated	6.25	12-1-2017	2,850,000	2,911,275
Navient Corporation	4.63	9-25-2017	870,000	874,350
Navient Corporation	8.45	6-15-2018	12,440,000	13,195,108
Toll Brothers Finance Corporation	4.00	12-31-2018	2,650,000	2,727,460
Toll Brothers Finance Corporation	8.91	10-15-2017	7,750,000	7,953,438
				43,622,856

Health Care : 4.11%
Health Care Equipment & Supplies : 0.76%
Hologic Incorporated 144A	5.25	7-15-2022	10,760,000	11,298,000

Health Care Providers & Services : 3.35%
Fresenius Medical Care Holdings Incorporated 144A	5.63	7-31-2019	395,000	421,663
Fresenius Medical Care Holdings Incorporated	6.88	7-15-2017	12,834,000	12,898,170
HCA Incorporated	8.00	10-1-2018	6,610,000	7,138,800
HCA Incorporated	3.75	3-15-2019	4,030,000	4,115,638
Lifepoint Hospitals Incorporated	5.50	12-1-2021	8,540,000	8,870,925
Tenet Healthcare Corporation ±	4.63	6-15-2020	7,205,000	7,259,038
Tenet Healthcare Corporation	6.25	11-1-2018	8,840,000	9,337,250
				50,041,484

Industrials : 8.69%
Aerospace & Defense : 2.37%
Huntington Ingalls Industries Incorporated 144A	5.00	12-15-2021	19,395,000	20,073,825
L-3 Communications Corporation	5.20	10-15-2019	14,300,000	15,327,798
				35,401,623

2

Wells Fargo Short-Term High Yield Bond Fund	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Airlines : 1.46%
American Airlines Group Incorporated	6.13%	6-1-2018	$10,000,000	$10,375,000
United Continental Holdings Incorporated	6.38	6-1-2018	10,965,000	11,437,811
				21,812,811

Commercial Services & Supplies : 0.75%
Clean Harbors Incorporated	5.13	6-1-2021	10,945,000	11,204,944

Machinery : 0.55%
Meritor Incorporated	6.75	6-15-2021	7,875,000	8,150,625

Trading Companies & Distributors : 3.56%
Aircastle Limited	4.63	12-15-2018	13,060,000	13,517,100
Ashtead Capital Incorporated 144A	6.50	7-15-2022	14,585,000	15,113,706
H&E Equipment Services Incorporated	7.00	9-1-2022	12,895,000	13,484,302
International Lease Finance Corporation	6.25	5-15-2019	2,500,000	2,687,628
United Rentals Incorporated	6.13	6-15-2023	7,793,000	8,225,589
				53,028,325

Information Technology : 4.31%
Communications Equipment : 0.53%
ViaSat Incorporated	6.88	6-15-2020	7,690,000	7,843,800

Electronic Equipment, Instruments & Components : 1.55%
Dell International LLC/EMC Corporation 144A	3.48	6-1-2019	6,745,000	6,904,513
Sanmina Corporation 144A	4.38	6-1-2019	12,100,000	12,402,500
Zebra Technologies Corporation «	7.25	10-15-2022	3,575,000	3,837,763
				23,144,776

Internet Software & Services : 1.45%
IAC/InterActiveCorp	4.88	11-30-2018	13,854,000	13,992,540
Match Group Incorporated	6.75	12-15-2022	7,265,000	7,610,088
				21,602,628

Technology Hardware, Storage & Peripherals : 0.78%
EMC Corporation	2.65	6-1-2020	11,835,000	11,669,760

Materials : 2.15%
Chemicals : 0.95%
CF Industries Incorporated	6.88	5-1-2018	13,670,000	14,250,975

Construction Materials : 0.09%
Vulcan Materials Company	7.00	6-15-2018	1,265,000	1,331,283

Containers & Packaging : 0.41%
Reynolds Group Holdings	5.75	10-15-2020	5,920,000	6,082,800

Metals & Mining : 0.70%
Steel Dynamics Incorporated	6.38	8-15-2022	10,050,000	10,416,825

Real Estate : 3.07%
Equity REITs : 2.52%
Equinix Incorporated	5.38	1-1-2022	14,195,000	14,997,869
Iron Mountain Incorporated 144A	6.00	10-1-2020	15,075,000	15,715,688
VEREIT Operating Partnership LP	3.00	2-6-2019	2,550,000	2,580,141
VEREIT Operating Partnership LP	4.13	6-1-2021	4,125,000	4,325,145
				37,618,843

3

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Short-Term High Yield Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Real Estate Management & Development : 0.55%
Taylor Morrison Communities Incorporated 144A	5.25%	4-15-2021	$7,925,000	$8,113,219

Telecommunication Services : 3.41%
Diversified Telecommunication Services : 0.97%
Frontier Communications Corporation	8.13	10-1-2018	12,600,000	13,324,500
Hughes Satellite Systems Corporation	6.50	6-15-2019	1,100,000	1,194,919
				14,519,419

Wireless Telecommunication Services : 2.44%
Sprint Communications Incorporated 144A	9.00	11-15-2018	18,940,000	20,786,650
Sprint Spectrum LP 144A	3.36	3-20-2023	1,620,000	1,644,300
T-Mobile USA Incorporated	6.13	1-15-2022	9,020,000	9,493,550
T-Mobile USA Incorporated	6.63	4-1-2023	4,095,000	4,359,947
				36,284,447

Total Corporate Bonds and Notes (Cost $854,516,679)				857,818,516

Loans : 28.38%
Consumer Discretionary : 3.30%
Auto Components : 0.53%
Allison Transmission Incorporated ±	3.03	9-23-2022	7,756,686	7,827,815

Household Products : 2.07%
Michaels Stores Incorporated ±	3.78	1-30-2023	18,424,759	18,399,149
The ServiceMaster Company LLC ±	3.54	11-8-2023	12,354,038	12,459,047
				30,858,196

Media : 0.70%
Altice US Finance I Corporation ±	3.28	7-28-2025	10,500,000	10,477,530

Consumer Staples : 2.12%
Food Products : 2.12%
Pinnacle Foods Incorporated ±	3.00	2-2-2024	13,221,863	13,282,154
Post Holdings Incorporated ¤<	0.00	5-24-2024	11,175,000	11,232,663
Prestige Brands Incorporated ±	3.79	1-26-2024	6,981,801	7,037,097
				31,551,914

Financials : 1.65%
Diversified Financial Services : 1.65%
Delos Finance SARL ±	3.40	10-6-2023	9,865,000	9,952,897
LPL Holdings Incorporated ±	3.77	3-10-2024	14,665,000	14,729,233
				24,682,130

Health Care : 3.00%
Health Care Providers & Services : 1.95%
Community Health Systems Incorporated ±	3.90	12-31-2019	2,154,130	2,155,207
Community Health Systems Incorporated ±	4.15	1-27-2021	3,963,570	3,964,165
HCA Incorporated ±<	3.04	3-17-2023	12,200,000	12,242,944
Select Medical Corporation ±	4.65	3-6-2024	5,945,000	5,997,019
TeamHealth Incorporated ±	3.79	2-6-2024	4,805,000	4,776,458
				29,135,793

Health Care Technology : 0.40%
Change Healthcare Holdings Incorporated ±	3.79	3-1-2024	5,905,000	5,922,715

4

Wells Fargo Short-Term High Yield Bond Fund	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Pharmaceuticals : 0.65%
Endo Finance LLC ±	5.31%	4-29-2024	$9,525,000	$9,685,782

Industrials : 7.92%
Aerospace & Defense : 1.17%
TransDigm Incorporated ±	4.08	5-14-2022	759,624	760,999
TransDigm Incorporated ±	4.13	2-28-2020	16,616,725	16,679,869
				17,440,868

Airlines : 1.27%
Delta Air Lines Incorporated ±	3.54	8-24-2022	10,963,050	11,047,575
United Airlines Incorporated ±	3.42	4-1-2024	7,930,000	7,979,563
				19,027,138

Commercial Services & Supplies : 2.74%
ADS Waste Holdings Incorporated ±	3.70	11-10-2023	12,773,885	12,861,769
Aramark Services Incorporated ±	3.04	3-28-2024	7,850,000	7,901,496
Columbus McKinnon Corporation ±	4.15	1-31-2024	7,215,461	7,251,538
KAR Auction Services Incorporated <	3.31	3-11-2021	9,201,490	9,231,008
Sensata Technologies BV ±	3.24	10-14-2021	3,592,926	3,617,286
				40,863,097

Communications Equipment : 2.74%
Charter Communications Operating LLC ±<	3.05	1-3-2021	24,129,210	24,261,921
Virgin Media Bristol LLC ±	3.74	1-31-2025	16,465,000	16,531,848
				40,793,769

Information Technology : 3.09%
Electronic Equipment, Instruments & Components : 0.85%
Dell Incorporated ±	3.55	9-7-2023	2,927,663	2,944,233
Zebra Technologies Corporation ±	3.60	10-27-2021	9,626,531	9,699,307
				12,643,540

Internet Software & Services : 1.16%
Ancestry.com Incorporated ±	4.25	10-19-2023	7,365,600	7,426,366
Zayo Group LLC ±	3.51	1-19-2024	9,837,884	9,898,780
				17,325,146

IT Services : 0.87%
First Data Corporation ±	4.03	7-10-2022	12,826,685	12,901,464

Semiconductors & Semiconductor Equipment : 0.21%
Micron Technology Incorporated ±	3.55	4-26-2022	3,119,286	3,149,449

Materials : 4.22%
Chemicals : 2.45%
Ashland Incorporated ¤<	0.00	5-24-2024	5,745,000	5,770,163
Huntsman International LLC ±	4.12	4-1-2023	10,870,773	10,911,538
Ineos US Finance LLC ±	3.79	3-31-2022	19,698,585	19,880,797
				36,562,498

Containers & Packaging : 1.77%
Berry Plastics Corporation ±	3.24	2-8-2020	15,820,000	15,911,281
Reynolds Group Holdings Incorporated ±	4.04	2-5-2023	10,361,214	10,409,705
				26,320,986

5

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Short-Term High Yield Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Real Estate : 1.07%
Equity REITs : 1.07%
MGM Growth Properties LLC ±	3.29%	4-25-2023	$15,854,391	$15,943,651

Telecommunication Services : 2.01%
Diversified Telecommunication Services : 1.03%
Level 3 Financing Incorporated ±	3.26	2-22-2024	15,258,850	15,277,924

Wireless Telecommunication Services : 0.98%
SBA Communications Corporation ±	3.30	3-24-2021	14,587,500	14,636,806

Total Loans (Cost $422,079,032)				423,028,211

Non-Agency Mortgage-Backed Securities : 0.00%
Salomon Brothers Mortgage Securities VII Series 1994-5 Class B2 (i)±	3.69	4-25-2024	32,368	28,305

Total Non-Agency Mortgage-Backed Securities (Cost $32,056)				28,305

Yankee Corporate Bonds and Notes : 6.38%
Consumer Discretionary : 1.06%
Automobiles : 0.91%
Jaguar Land Rover Automotive plc 144A	4.13	12-15-2018	13,235,000	13,522,861

Media : 0.15%
British Sky Broadcasting Group plc 144A	9.50	11-15-2018	2,000,000	2,207,502

Consumer Staples : 1.10%
Food & Staples Retailing : 1.10%
Tesco plc 144A	5.50	11-15-2017	16,180,000	16,396,683

Financials : 1.65%
Banks : 1.65%
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	16,670,000	17,253,450
Royal Bank of Scotland Group plc	4.70	7-3-2018	7,240,000	7,399,150
				24,652,600

Health Care : 0.99%
Pharmaceuticals : 0.99%
Mallinckrodt International Finance SA	3.50	4-15-2018	14,745,000	14,781,853

Information Technology : 1.58%
Communications Equipment : 0.72%
Nokia Corporation	5.38	5-15-2019	10,120,000	10,701,900

Semiconductors & Semiconductor Equipment : 0.86%
NXP BV/NXP Funding LLC 144A	4.13	6-15-2020	1,900,000	1,999,750
NXP BV/NXP Funding LLC 144A	3.75	6-1-2018	10,740,000	10,927,950
				12,927,700

Total Yankee Corporate Bonds and Notes (Cost $94,698,503)				95,191,099

	Yield		Shares
Short-Term Investments : 7.86%
Investment Companies : 7.86%
Securities Lending Cash Investment LLC (l)(r)(u)	1.04		19,659,329	19,661,295

6

Wells Fargo Short-Term High Yield Bond Fund	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Yield	Shares	Value
Investment Companies (continued)
Wells Fargo Government Money Market Fund Select Class (l)(u)##	0.71%	97,488,908	$97,488,908
Total Short-Term Investments (Cost $117,149,690)			117,150,203

Total investments in securities (Cost $1,488,475,960)*	100.17%		1,493,216,334
Other assets and liabilities, net	(0.17)		(2,586,980)

Total net assets	100.00%		$1,490,629,354

«	All or a portion of this security is on loan.
(i)	Illiquid security
±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
<	All or a portion of the position represents an unfunded loan commitment.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for unfunded loans.
*	Cost for federal income tax purposes is $1,488,479,108 and unrealized gains (losses) consists of:

Gross unrealized gains	$7,307,583
Gross unrealized losses	(2,570,357)

Net unrealized gains	$4,737,226

Abbreviations:

LLC	Limited liability company
LP	Limited partnership
plc	Public limited company
REIT	Real estate investment trust

7

Wells Fargo Short-Term High Yield Bond Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

As of May 31, 2017, the Fund had unfunded loan commitments of $37,775,250.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund's assets and liabilities as of May 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Corporate bonds and notes	$0	$857,818,516	$0	$857,818,516
Loans	0	410,006,510	13,021,701	423,028,211
Non-agency mortgage-backed securities	0	28,305	0	28,305
Yankee corporate bonds and notes	0	95,191,099	0	95,191,099
Short-term investments
Investment companies	97,488,908	0	0	97,488,908
Investments measured at net asset value*				19,661,295

Total assets	$97,488,908	$1,363,044,430	$13,021,701	$1,493,216,334

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund's investment in Securities Lending Cash Investments, LLC valued at $19,661,295 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 10.00%
FDIC Series 2013-R1 Class A 144A	1.15%	3-25-2033	$1,937,212	$1,919,075
FHLMC ±	2.77	11-1-2035	3,982,282	4,203,577
FHLMC ±	2.78	6-1-2032	5,126	5,374
FHLMC ±	2.78	4-1-2032	103,568	108,563
FHLMC ±	2.81	3-1-2035	1,029,709	1,083,631
FHLMC ±	2.83	1-1-2029	62,634	62,946
FHLMC ±	2.84	5-1-2035	555,022	583,971
FHLMC ±	2.84	10-1-2038	1,324,131	1,393,763
FHLMC ±	2.87	4-1-2038	1,181,933	1,242,734
FHLMC ±	2.87	9-1-2038	2,298,014	2,425,520
FHLMC ±	3.00	7-1-2029	2,564	2,660
FHLMC ±	3.06	10-1-2031	68,986	69,547
FHLMC	4.50	2-1-2020	713,269	736,726
FHLMC	4.50	8-1-2020	396,333	407,667
FHLMC	4.50	1-1-2022	327,759	336,618
FHLMC	4.50	6-1-2024	1,825,137	1,944,021
FHLMC	4.50	9-1-2026	3,116,608	3,307,598
FHLMC	5.00	12-1-2019	894,268	926,878
FHLMC	5.50	8-1-2018	114,931	116,232
FHLMC	5.50	12-1-2022	827,856	884,489
FHLMC	5.50	12-1-2023	879,949	939,266
FHLMC	6.00	10-1-2021	1,249,700	1,326,559
FHLMC	6.00	10-1-2021	1,389,502	1,470,115
FHLMC	6.00	1-1-2024	941,341	1,006,205
FHLMC	7.00	6-1-2031	325,730	365,682
FHLMC	9.00	8-1-2018	56	56
FHLMC	9.00	10-1-2019	13,448	14,112
FHLMC	9.50	9-1-2020	45,814	48,325
FHLMC	9.50	12-1-2022	40,307	42,633
FHLMC	10.00	11-17-2021	12,109	12,188
FHLMC	10.50	5-1-2020	42,949	45,879
FHLMC Series 2530 Class BH	5.00	11-15-2017	116,444	116,997
FHLMC Series 2617 Class GR	4.50	5-15-2018	75,650	76,290
FHLMC Series 2704 Class BH	4.50	11-15-2023	666,996	709,944
FHLMC Series 2707 Class QE	4.50	11-15-2018	233,869	237,061
FHLMC Series 2843 Class BC	5.00	8-15-2019	311,506	317,279
FHLMC Series 2849 Class B	5.00	8-15-2019	497,513	506,688
FHLMC Series 2855 Class WN	4.00	9-15-2019	94,793	96,081
FHLMC Series 2864 Class NB	5.50	7-15-2033	476,426	484,772
FHLMC Series 2881 Class AE	5.00	8-15-2034	361,405	379,687
FHLMC Series 2896 Class CB	4.50	11-15-2019	410,265	420,333
FHLMC Series 2953 Class LD	5.00	12-15-2034	288,408	299,038
FHLMC Series 3166 Class AC	5.00	6-15-2021	4,630,034	4,782,895
FHLMC Series 3266 Class D	5.00	1-15-2022	843,927	865,182
FHLMC Series 3346 Class FA ±	1.22	2-15-2019	3,334,553	3,334,244
FHLMC Series 3574 Class EA	3.00	9-15-2021	53,832	53,979
FHLMC Series 3609 Class LA	4.00	12-15-2024	249,281	252,990
FHLMC Series 3619 Class EB	3.50	5-15-2024	101,478	102,231
FHLMC Series 3772 Class HC	3.00	10-15-2018	244,560	246,086
FHLMC Series 3780 Class GX	3.50	9-15-2028	1,081,296	1,090,875
FHLMC Series 3784 Class DA	4.00	7-15-2025	82,832	83,408
FHLMC Series 3821 Class LA	3.50	4-15-2025	397,198	403,403
FHLMC Series 3834 Class EA	3.50	6-15-2029	421,076	432,118
FHLMC Series 3842 Class CJ	2.00	9-15-2018	81,726	81,758
FHLMC Series 3878 Class JA	3.50	1-15-2025	37,737	37,781
FHLMC Series 3888 Class NA	2.25	1-15-2040	2,746,257	2,745,630
FHLMC Series 3898 Class NE	4.00	7-15-2040	424,782	432,111
FHLMC Series 4172 Class PB	1.50	7-15-2040	496,579	490,438
FHLMC Series 4318 Class LC	2.00	6-15-2038	896,235	894,610
FHLMC Series 4348 Class MH	3.00	6-15-2039	3,294,929	3,370,611
FHLMC Series K003 Class AAB	4.77	5-25-2018	368,832	373,758
FHLMC Series T-42 Class A6	9.50	2-25-2042	718,959	893,081
FNMA	1.77	9-1-2019	1,108,298	1,109,849
FNMA	2.00	4-1-2023	5,863,930	5,894,183
FNMA ±	2.48	1-1-2023	11,206	11,174
FNMA ±	2.58	12-1-2034	750,070	790,188
FNMA ±	2.70	11-1-2031	66,732	69,862
FNMA ±	2.72	10-1-2031	131,359	134,879

1

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Ultra Short-Term Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA ±	2.77%	9-1-2037	$615,198	$637,515
FNMA ±	2.78	2-1-2035	1,459,048	1,534,536
FNMA ±	2.79	4-1-2038	2,775,994	2,917,409
FNMA ±	2.79	11-1-2033	2,894,005	3,053,702
FNMA ±	2.81	7-1-2038	2,167,007	2,282,931
FNMA ±	2.83	11-1-2032	1,027,234	1,081,489
FNMA ±	2.83	6-1-2034	1,307,917	1,372,267
FNMA ±	2.84	8-1-2036	3,350,602	3,530,450
FNMA ±	2.86	5-1-2032	12,805	13,423
FNMA ±	2.86	6-1-2032	122,915	128,132
FNMA ±	2.87	5-1-2036	1,110,927	1,173,442
FNMA ±	2.90	8-1-2045	1,042,169	1,096,626
FNMA ±	2.91	12-1-2040	370,640	390,625
FNMA ±	2.94	11-1-2034	1,484,744	1,573,194
FNMA ±	2.96	5-1-2036	1,181,406	1,240,183
FNMA ±	3.11	2-1-2033	397,167	417,021
FNMA	3.15	12-1-2017	1,773,191	1,777,214
FNMA ±	3.16	9-1-2040	3,837,148	4,049,019
FNMA	3.18	12-1-2017	4,200,577	4,201,042
FNMA	4.00	11-1-2025	7,385,663	7,766,716
FNMA ±	4.33	7-1-2033	59,879	60,674
FNMA	4.50	6-1-2019	84,451	86,522
FNMA	4.50	1-1-2027	3,363,548	3,543,825
FNMA ±	4.88	4-1-2033	1,454	1,510
FNMA	5.00	6-1-2024	3,670,304	3,909,492
FNMA	5.23	7-1-2018	722,037	721,251
FNMA	5.29	6-1-2018	157,610	161,010
FNMA	6.00	4-1-2021	265,645	276,553
FNMA	6.50	8-1-2031	458,673	532,061
FNMA	8.33	7-15-2020	14,109	14,841
FNMA	9.00	2-15-2020	52,654	56,086
FNMA	9.00	10-15-2021	22,272	23,823
FNMA	9.00	6-1-2024	33,399	34,906
FNMA	9.50	12-1-2020	35,573	37,713
FNMA	9.50	3-1-2021	966	973
FNMA	10.00	3-20-2018	1,162	1,174
FNMA	10.25	9-1-2021	22,518	22,778
FNMA	10.50	8-1-2020	1,855	1,884
FNMA	10.50	4-1-2022	6,342	6,392
FNMA Series 1988-4 Class Z	9.25	3-25-2018	1,637	1,646
FNMA Series 1988-9 Class Z	9.45	4-25-2018	1,249	1,260
FNMA Series 1989-30 Class Z	9.50	6-25-2019	22,144	23,254
FNMA Series 1989-49 Class E	9.30	8-25-2019	1,881	1,943
FNMA Series 1990-111 Class Z	8.75	9-25-2020	6,318	6,806
FNMA Series 1990-119 Class J	9.00	10-25-2020	32,085	34,843
FNMA Series 1990-124 Class Z	9.00	10-25-2020	11,676	12,654
FNMA Series 1990-21 Class Z	9.00	3-25-2020	55,471	59,503
FNMA Series 1990-27 Class Z	9.00	3-25-2020	28,732	30,748
FNMA Series 1990-30 Class D	9.75	3-25-2020	8,502	9,165
FNMA Series 1990-77 Class D	9.00	6-25-2020	20,907	22,555
FNMA Series 1991-132 Class Z	8.00	10-25-2021	60,029	65,581
FNMA Series 1992-71 Class X	8.25	5-25-2022	36,448	40,714
FNMA Series 2000-T6 Class A2	9.50	11-25-2040	426,187	500,450
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	790,042	894,445
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	650,306	807,545
FNMA Series 2002-94 Class BK	5.50	1-25-2018	13	13
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	827,534	987,998
FNMA Series 2002-W04 Class A6 ±	3.61	5-25-2042	832,471	873,461
FNMA Series 2003-125 Class AY	4.00	12-25-2018	452,294	456,826
FNMA Series 2003-129 Class AP	4.00	1-25-2019	4,042	4,048
FNMA Series 2003-15 Class CN	5.00	3-25-2018	49,548	49,883
FNMA Series 2003-35 Class BC	5.00	5-25-2018	100,347	102,255
FNMA Series 2003-35 Class ME	5.00	5-25-2018	56,761	57,268
FNMA Series 2003-92 Class PE	4.50	9-25-2018	188,253	193,310
FNMA Series 2003-W11 Class A1 ±	4.36	6-25-2033	33,227	34,752
FNMA Series 2003-W3 Class 1A4 ±	3.42	8-25-2042	40,056	41,519
FNMA Series 2004-10 Class FA ±	1.34	2-25-2034	741,241	743,129
FNMA Series 2004-17 Class HJ	4.75	4-25-2019	646,633	655,957
FNMA Series 2004-32 Class AY	4.00	5-25-2019	39,170	40,442

2

Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA Series 2004-92 Class QY	4.50%	8-25-2034	$322,230	$328,002
FNMA Series 2007-W2 Class 1A1 ±	1.31	3-25-2037	550,832	551,080
FNMA Series 2008-76 Class GF ±	1.64	9-25-2023	165,417	165,532
FNMA Series 2008-81 Class LK	5.00	9-25-2023	93,969	95,240
FNMA Series 2009-31 Class B	4.00	5-25-2024	3,865,979	3,956,250
FNMA Series 2009-76 Class HA	4.00	1-25-2019	26,938	27,003
FNMA Series 2010-115 Class NC	2.75	1-25-2039	1,365,935	1,388,661
FNMA Series 2010-153 Class AB	2.00	11-25-2018	284,759	284,779
FNMA Series 2010-153 Class BG	2.50	11-25-2018	278,617	279,136
FNMA Series 2010-25 Class ND	3.50	3-25-2025	151,866	154,090
FNMA Series 2010-57 Class DQ	3.00	6-25-2025	430,021	438,238
FNMA Series 2011-122 Class A	3.00	12-25-2025	830,992	842,598
FNMA Series 2011-129 Class LG	3.00	3-25-2037	174,724	175,559
FNMA Series 2011-33 Class GA	3.50	10-25-2028	480,081	485,196
FNMA Series 2011-40 Class CA	3.50	12-25-2028	1,642,805	1,670,682
FNMA Series 2011-42 Class A	3.00	2-25-2024	1,653,404	1,668,810
FNMA Series 2011-56 Class AC	2.00	7-25-2018	39,761	39,720
FNMA Series 2011-99 Class AB	4.00	12-25-2038	53,004	53,139
FNMA Series 2012-72 Class QE	3.00	1-25-2038	798,998	817,154
FNMA Series 2012-94 Class E	3.00	6-25-2022	63,346	64,199
FNMA Series 2013-M12 Class A	1.53	10-25-2017	116,754	116,696
FNMA Series 2014-19 Class HA	2.00	6-25-2040	1,264,184	1,255,455
FNMA Series 2014-M13 Class ASQ2	1.64	11-25-2017	2,427,102	2,426,577
GNMA	7.00	6-15-2033	480,664	579,815
GNMA	9.00	11-15-2017	382	382
GNMA	9.50	11-15-2017	150	150
GNMA	10.00	10-20-2017	693	695
GNMA Series 2009-122 Class AC	4.00	3-16-2023	124,076	124,709
GNMA Series 2010-27 Class AK	4.00	2-16-2023	146,709	146,990
GNMA Series 2010-69 Class DQ	2.75	4-20-2040	31,707	31,791
GNMA Series 2012-57 Class LG	1.50	3-16-2035	566,042	564,265
GNMA Series 2016-H19 Class FE ±	1.20	6-20-2061	5,280,614	5,283,126
Total Agency Securities (Cost $139,788,290)				140,154,200

Asset-Backed Securities : 15.24%
Avis Budget Rental Car Funding LLC Series 2013-1A Class A 144A	1.92	9-20-2019	10,950,000	10,948,936
BMW Vehicle Lease Trust Series 2016-2 Class A2	1.23	1-22-2019	10,433,583	10,426,168
CarMax Auto Owner Trust Series 2015-3 Class A2A	1.10	11-15-2018	611,856	611,734
CCG Receivables Trust Series 2015-1 Class A2 144A	1.46	11-14-2018	2,154,425	2,153,886
CCG Receivables Trust Series 2015-1 Class A3 144A	1.92	1-17-2023	2,500,000	2,505,999
CCG Receivables Trust Series 2016-1 Class A2 144A	1.69	9-14-2022	4,757,443	4,755,613
Citibank Credit Card Issuance Trust Series 2017-A2 Class A2	1.74	1-19-2021	12,000,000	12,041,918
CNH Equipment Trust Series 2015-C Class A2A	1.10	12-17-2018	1,276,555	1,276,382
CNH Equipment Trust Series 2016-B Class A2A	1.31	10-15-2019	2,289,592	2,289,862
CNH Equipment Trust Series 2016-C Class A2	1.26	2-18-2020	8,500,000	8,492,021
Dell Equipment Finance Trust Series 2016-1 Class A2 144A	1.43	9-24-2018	6,632,016	6,633,124
Dell Equipment Finance Trust Series 2017-1 Class A1 144A	1.35	5-22-2018	9,606,587	9,608,603
Education Loan Asset-Backed Trust Series 2013-1 Class A1 144A±	1.79	6-25-2026	5,970,307	5,975,173
Ford Credit Auto Lease Trust Series 2015-B Class A3	1.38	12-15-2018	2,288,740	2,288,793
Ford Credit Auto Lease Trust Series 2016-A Class A2A	1.42	11-15-2018	4,241,249	4,242,098
GM Financial Automobile Leasing Trust Series 2015-1 Class A3	1.53	9-20-2018	7,577,180	7,580,892
GM Financial Automobile Leasing Trust Series 2016-1 Class A3	1.64	7-20-2019	1,140,000	1,140,783
GM Financial Automobile Leasing Trust Series 2016-2 Class A2A	1.28	10-22-2018	2,737,225	2,735,967
Harley-Davidson Motorcycle Trust Series 2015-1 Class A3	1.41	6-15-2020	2,391,669	2,391,672
Harley-Davidson Motorcycle Trust Series 2016-A Class A2	1.09	6-15-2019	3,015,772	3,013,959
Hyundai Auto Lease Securitization Trust Series 2016-C Class A2 144A	1.30	3-15-2019	8,355,448	8,347,260
Hyundai Auto Lease Securitization Trust Series 2017-B Class A2A 144A	1.69	12-16-2019	11,500,000	11,498,676
Hyundai Auto Receivables Trust Series 2015-C Class A2A	0.99	11-15-2018	1,024,128	1,023,387
Hyundai Auto Receivables Trust Series 2016-B Class A2	1.34	10-15-2019	11,244,957	11,230,489
John Deere Owner Trust Series 2016-A Class A2	1.15	10-15-2018	3,164,771	3,163,687
John Deere Owner Trust Series 2016-A Class A3	1.36	4-15-2020	2,000,000	1,997,439
John Deere Owner Trust Series 2017-A Class A2	1.50	10-15-2019	5,000,000	5,002,927
Kubota Credit Owner Trust Series 2016-1A Class A2 144A	1.25	4-15-2019	5,074,617	5,067,972
Mercedes Benz Auto Lease Trust Series 2016-1 Class A2A	1.11	3-15-2019	4,480,877	4,476,784

3

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Ultra Short-Term Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
Mercedes-Benz Auto Lease Trust Series 2016-B Class A2	1.25%	1-15-2019	$5,452,207	$5,447,008
MMAF Equipment Finance LLC Series 2016-AA Class A2 144A	1.39	12-17-2018	8,277,784	8,279,095
Nissan Auto Lease Trust Series 2016-B Class A2A	1.45	12-17-2018	3,749,530	3,745,857
Nissan Auto Receivables Owner Trust Series 2016-A Class A2A	1.22	8-15-2018	4,841,347	4,838,892
SLM Student Loan Trust Series 2004-1 Class A3 ±	1.37	4-25-2023	936,534	936,532
SLM Student Loan Trust Series 2004-8A Class A5 144A±	1.66	4-25-2024	1,290,630	1,295,082
SLM Student Loan Trust Series 2006-2 Class A5 ±	1.27	7-25-2025	2,047,786	2,047,594
Toyota Auto Receivables Owner Trust Series 2016-D Class A2A	1.06	5-15-2019	11,310,000	11,295,335
Verizon Owner Trust Series 2017-1A Class A 144A	2.06	9-20-2021	5,175,000	5,213,355
Volvo Financial Equipment LLC Series 2016-1A Class A2 144A	1.44	10-15-2018	2,418,728	2,419,490
Volvo Financial Equipment LLC Series 2016-1A Class A3 144A	1.67	2-18-2020	325,000	325,248
World Omni Auto Receivables Trust Series 2015-A Class A2A	1.06	5-15-2018	1,852,493	1,851,775
World Omni Auto Receivables Trust Series 2016-A Class A2A	1.20	2-15-2019	1,722,854	1,720,072
World Omni Auto Receivables Trust Series 2016-B Class A2	1.10	1-15-2020	7,530,671	7,515,948
World Omni Auto Receivables Trust Series 2017-A Class A2	1.68	12-16-2019	3,725,000	3,727,136
Total Asset-Backed Securities (Cost $213,578,863)				213,580,623

Corporate Bonds and Notes : 29.81%
Consumer Discretionary : 1.22%
Household Durables : 0.22%
D.R. Horton Incorporated	3.75	3-1-2019	2,990,000	3,070,311

Media : 1.00%
Time Warner Cable Incorporated	4.88	3-15-2020	6,010,000	6,442,828
Time Warner Cable Incorporated	6.75	7-1-2018	7,245,000	7,615,031
				14,057,859

Consumer Staples : 0.93%
Food Products : 0.50%
Kraft Heinz Foods Company	1.60	6-30-2017	7,000,000	7,001,337

Tobacco : 0.43%
Altria Group Incorporated	9.70	11-10-2018	3,625,000	4,026,770
Reynolds American Incorporated	8.13	6-23-2019	1,793,000	2,010,439
				6,037,209

Energy : 2.33%
Energy Equipment & Services : 0.36%
Texas Eastern Transmission LP 144A	6.00	9-15-2017	5,000,000	5,062,345

Oil, Gas & Consumable Fuels : 1.97%
DCP Midstream Operating Company	2.50	12-1-2017	7,628,000	7,628,000
Enable Midstream Partner LP	2.40	5-15-2019	7,465,000	7,434,319
Energy Transfer Partners LP	2.50	6-15-2018	5,000,000	5,025,950
Kinder Morgan Incorporated	7.00	6-15-2017	4,574,000	4,581,122
Kinder Morgan Incorporated	7.25	6-1-2018	2,000,000	2,104,130
Rockies Express Pipeline 144A	6.85	7-15-2018	802,000	840,095
				27,613,616

Financials : 16.72%
Banks : 5.49%
Bank of America Corporation	1.70	8-25-2017	4,000,000	4,002,440
Citigroup Incorporated	2.45	1-10-2020	4,000,000	4,028,472
Citigroup Incorporated	2.50	7-29-2019	6,087,000	6,145,234
Discover Bank	2.60	11-13-2018	5,000,000	5,042,400
Fifth Third Bank	2.30	3-15-2019	4,470,000	4,503,932
HSBC Bank USA	6.00	8-9-2017	8,000,000	8,062,288
Huntington National Bank	2.20	11-6-2018	5,000,000	5,018,790
Huntington National Bank	2.38	3-10-2020	8,000,000	8,061,624

4

Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Banks (continued)
JPMorgan Chase Bank	1.45%	9-21-2018	$2,000,000	$1,996,108
KeyBank Corporation	4.63	6-15-2018	7,730,000	7,937,759
Rabobank Nederland NY	1.38	8-9-2019	7,000,000	6,930,511
Regions Bank	2.25	9-14-2018	7,000,000	7,023,688
Santander Bank	8.75	5-30-2018	7,700,000	8,200,277
				76,953,523

Capital Markets : 2.34%
Goldman Sachs Group Incorporated	2.00	4-25-2019	4,000,000	4,003,320
Goldman Sachs Group Incorporated	6.15	4-1-2018	5,085,000	5,265,304
Morgan Stanley	1.88	1-5-2018	6,060,000	6,070,338
Morgan Stanley	2.20	12-7-2018	4,000,000	4,019,004
Morgan Stanley	2.45	2-1-2019	1,960,000	1,974,659
S&P Global Incorporated	2.50	8-15-2018	1,450,000	1,462,267
Thomson Reuters Corporation	1.65	9-29-2017	10,000,000	10,005,400
				32,800,292

Consumer Finance : 5.41%
Ally Financial Incorporated	3.25	11-5-2018	7,665,000	7,783,961
American Express Credit Corporation	1.80	7-31-2018	8,000,000	8,009,496
BMW US Capital LLC 144A	2.15	4-6-2020	1,000,000	1,006,226
Capital One Financial Corporation	2.50	5-12-2020	7,000,000	7,037,814
Daimler Finance NA LLC 144A	2.20	5-5-2020	1,480,000	1,481,569
Daimler Finance North America LLC 144A	1.50	7-5-2019	3,000,000	2,970,081
Daimler Finance North America LLC 144A	1.60	8-3-2017	5,000,000	5,001,540
Discover Financial Services Company	6.45	6-12-2017	570,000	570,555
Ford Motor Credit Company LLC	2.24	6-15-2018	3,000,000	3,008,910
Ford Motor Credit Company LLC	2.94	1-8-2019	3,665,000	3,713,264
Ford Motor Credit Company LLC	6.63	8-15-2017	5,180,000	5,230,039
General Motors Financial Company	2.40	4-10-2018	10,000,000	10,047,480
Nissan Motor Acceptance Corporation 144A	2.00	3-8-2019	3,500,000	3,505,387
Nissan Motor Acceptance Corporation 144A	2.25	1-13-2020	4,000,000	4,018,420
Synchrony Financial	2.60	1-15-2019	3,815,000	3,835,834
Toll Brothers Finance Corporation	8.91	10-15-2017	8,405,000	8,625,631
				75,846,207

Diversified Financial Services : 0.70%
AIG Global Funding 144A	1.65	12-15-2017	4,000,000	4,005,304
Voya Financial Incorporated	2.90	2-15-2018	5,722,000	5,764,692
				9,769,996

Insurance : 2.78%
American Financial Group Incorporated	9.88	6-15-2019	6,445,000	7,415,495
Metropolitan Life Global Funding Incorporated 144A	1.55	9-13-2019	5,180,000	5,127,589
Platinum Underwriters Finance Incorporated Series B	7.50	6-1-2017	8,075,000	8,075,000
Protective Life Global Funding 144A	1.56	9-13-2019	3,705,000	3,655,916
Provident Companies Incorporated	7.00	7-15-2018	6,736,000	7,107,362
Reliance Standard Life Insurance 144A	2.15	10-15-2018	7,610,000	7,639,519
				39,020,881

Health Care : 1.05%
Biotechnology : 0.53%
Amgen Incorporated	1.90	5-10-2019	3,715,000	3,719,317
Amgen Incorporated	2.20	5-11-2020	3,715,000	3,728,916
				7,448,233

Health Care Providers & Services : 0.26%
UnitedHealth Group Incorporated	1.45	7-17-2017	3,625,000	3,625,888

5

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Ultra Short-Term Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Pharmaceuticals : 0.26%
Mylan NV Company	2.50%	6-7-2019	$3,640,000	$3,661,818

Industrials : 0.80%
Aerospace & Defense : 0.44%
L-3 Communications Corporation	5.20	10-15-2019	5,742,000	6,154,701

Construction & Engineering : 0.15%
SBA Tower Trust 144A	3.60	4-15-2043	2,080,000	2,080,528

Transportation Infrastructure : 0.21%
TTX Company 144A	2.25	2-1-2019	2,905,000	2,910,775

Information Technology : 2.81%
Electronic Equipment, Instruments & Components : 0.53%
Dell International LLC/EMC Corporation 144A	3.48	6-1-2019	7,260,000	7,431,692

Internet Software & Services : 0.27%
Ebay Incorporated %%	2.15	6-5-2020	3,720,000	3,715,532

IT Services : 0.21%
Fidelity National Information Services Incorporated	1.45	6-5-2017	3,000,000	3,000,000

Semiconductors & Semiconductor Equipment : 1.63%
Broadcom Corporation 144A	2.38	1-15-2020	3,720,000	3,726,852
KLA-Tencor Corporation	2.38	11-1-2017	10,000,000	10,031,120
Maxim Integrated Product Incorporated	2.50	11-15-2018	1,630,000	1,644,895
Qualcomm Incorporated	1.85	5-20-2019	3,720,000	3,726,592
Qualcomm Incorporated	2.10	5-20-2020	3,720,000	3,733,649
				22,863,108

Technology Hardware, Storage & Peripherals : 0.17%
Hewlett Packard Enterprise Company	2.45	10-5-2017	2,405,000	2,411,373

Materials : 1.10%
Chemicals : 0.41%
CF Industries Incorporated	6.88	5-1-2018	5,503,000	5,736,878

Construction Materials : 0.69%
Martin Marietta Material ±	2.25	6-30-2017	9,690,000	9,696,047

Telecommunication Services : 0.61%
Diversified Telecommunication Services : 0.61%
AT&T Incorporated	2.45	6-30-2020	7,000,000	7,032,858
CenturyLink Incorporated	5.15	6-15-2017	1,500,000	1,500,000
				8,532,858

Utilities : 2.24%
Electric Utilities : 1.72%
Eversource Energy	1.60	1-15-2018	5,000,000	4,998,365
Exelon Corporation	1.55	6-9-2017	10,000,000	10,000,280
Interstate Power & Light Company	5.88	9-15-2018	1,675,000	1,755,115
NextEra Energy Capital Holdings Incorporated	2.06	9-1-2017	7,275,000	7,288,277
				24,042,037

Multi-Utilities : 0.52%
Black Hills Corporation	2.50	1-11-2019	3,645,000	3,669,305
Dominion Resources Incorporated	2.96	7-1-2019	3,635,000	3,689,892
				7,359,197

Total Corporate Bonds and Notes (Cost $416,635,885)				$417,904,241

6

Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 7.79%
California : 0.84%
Colton CA Pension Funding (GO Revenue, Ambac Insured)	5.65%	8-1-2017	$550,000	552,140
Los Angeles CA Municipal Improvement Refunding Bond Convention Center Series A (Miscellaneous Revenue)	2.34	11-1-2018	3,620,000	3,661,087
Sacramento CA City Financing Authority (Miscellaneous Revenue, National Insured) ±	1.27	7-15-2027	7,500,000	7,488,750
				11,701,977

Connecticut : 0.21%
Connecticut Series A (GO Revenue)	5.46	3-1-2019	2,840,000	2,963,824

Florida : 0.34%
Escambia County FL HFA Acts Retirement-Life Communities Incorporated Series B (Health Revenue, AGC Insured, TD Bank NA SPA) ø	0.87	11-15-2029	4,750,000	4,750,000

Illinois : 0.86%
Chicago IL Taxable Second Lien Series A2 (Water & Sewer Revenue)	1.68	11-1-2017	5,000,000	4,997,800
Illinois (Miscellaneous Revenue)	5.00	5-1-2019	4,930,000	5,136,912
Illinois Finance Authority (GO Revenue)	5.67	3-1-2018	735,000	750,553
State of Illinois (GO Revenue)	4.35	6-1-2018	1,096,333	1,103,427
				11,988,692

Iowa : 1.03%
Iowa Finance Authority Midwestern Disaster Area Project (Industrial Development Revenue, Korea Development Bank LOC) ø	1.00	4-1-2022	14,500,000	14,500,000

Michigan : 0.18%
Michigan Finance Authority Subordinated Series C-2 (Miscellaneous Revenue, Municipal Government Guaranty Insured)	1.61	11-1-2018	1,000,000	1,001,280
Michigan Finance Authority Subordinated Series C-4 (Miscellaneous Revenue, Municipal Government Guaranty Insured)	2.06	4-1-2018	1,000,000	997,540
Michigan Finance Authority Subordinated Series C-4 (Miscellaneous Revenue, Municipal Government Guaranty Insured)	2.27	4-1-2019	500,000	495,175
				2,493,995

New Jersey : 1.49%
New Jersey EDA School Facilities Series QQ (Education Revenue)	1.80	6-15-2017	11,000,000	11,001,118
New Jersey EDA Series B (Miscellaneous Revenue, AGM Insured) ¤	0.00	2-15-2018	10,000,000	9,853,900
				20,855,018

New York : 0.73%
Nassau County NY Series D (GO Revenue)	1.40	12-15-2017	6,000,000	6,007,740
New York NY Series A10 (GO Revenue, AGM Insured, Dexia Credit Local SPA) ø	1.75	11-1-2021	4,250,000	4,250,000
				10,257,740

Pennsylvania : 0.78%
Pennsylvania Housing Finance Agency Series 123C (Housing Revenue) ±%%	1.75	10-1-2038	11,000,000	10,999,230

Tennessee : 0.79%
Baptist Memorial Health Care Corporation (Health Revenue)	1.40	6-6-2017	11,031,000	11,031,000

Wisconsin : 0.54%
Wisconsin Healthcare PFA (Housing Revenue, Citizens Bank LOC)	2.63	11-1-2019	7,610,000	7,610,685

Total Municipal Obligations (Cost $108,967,126)				$109,152,161

7

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Ultra Short-Term Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities : 12.81%
Banc of America Funding Corporation Series 2016-R1 Class A1 144A±	2.50%	3-25-2040	$2,985,373	3,027,520
CD Commercial Mortgage Trust Series 2017-CD3 Class A1	1.97	2-10-2050	5,076,279	5,076,066
CFCRE Commercial Mortgage Trust Series 2015-RUM Class A 144A±	2.69	7-15-2030	3,000,000	3,005,962
Chicago Skyscraper Trust Series 2017-SKY Class A 144A±	1.79	2-15-2030	4,650,000	4,658,732
Citigroup Commercial Mortgage Trust Series 2008-C7 Class AMA ±	6.33	12-10-2049	1,000,000	1,014,959
Citigroup Commercial Mortgage Trust Series 2014-GC21 Class A2	2.90	5-10-2047	750,000	764,298
Citigroup Commercial Mortgage Trust Series 2014-GC25 Class A2	3.26	10-10-2047	3,563,000	3,668,764
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class A2	2.69	2-10-2048	4,000,000	4,061,391
Collateralized Mortgage Obligation Trust Series 66 Class Z	8.00	9-20-2021	24,604	26,046
Commercial Mortgage Trust Series 2010-C1 Class A3 144A	4.21	7-10-2046	235,000	247,740
Commercial Mortgage Trust Series 2012-CR2 Class A2	2.03	8-15-2045	13,261	13,252
Commercial Mortgage Trust Series 2012-CR4 Class A2	1.80	10-15-2045	8,353,566	8,358,225
Commercial Mortgage Trust Series 2013-CR7 Class A2	2.02	3-10-2046	1,259,947	1,262,492
Commercial Mortgage Trust Series 2013-LC6 Class A2	1.91	1-10-2046	2,703,444	2,704,716
Commercial Mortgage Trust Series 2014-BBG Class A 144A±	1.79	3-15-2029	5,400,000	5,412,365
Commercial Mortgage Trust Series 2014-LC15 Class A2	2.84	4-10-2047	3,033,000	3,080,968
Commercial Mortgage Trust Series 2014-LC17 Class A2	3.16	10-10-2047	7,925,000	8,111,272
Commercial Mortgage Trust Series 2014-UBS3 Class A2	2.84	6-10-2047	2,900,000	2,958,008
Commercial Mortgage Trust Series 2014-UBS5 Class A2	3.03	9-10-2047	3,920,000	3,983,965
Commercial Mortgage Trust Series 2015-LC23 Class A1	1.81	10-10-2048	7,514,263	7,511,523
Cosmopolitan Hotel Trust Series 2016 Class A 144A±	2.39	11-15-2033	6,815,000	6,866,267
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 1A1 ±	2.67	6-19-2031	508,989	505,305
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1 ±	2.46	6-19-2031	101,426	99,574
CSAIL Commercial Mortgage Trust Series 2015-C4 Class A1	2.01	11-15-2048	2,103,416	2,106,415
DLJ Mortgage Acceptance Corporation Series 1990-2 Class A ±(i)	3.39	1-25-2022	33,540	33,283
DLJ Mortgage Acceptance Corporation Series 1991-3 Class A1 ±(i)	2.45	1-25-2021	2,566	2,581
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 ±	2.12	9-25-2033	513,667	501,353
GS Mortgage Securities Trust Series 2010-C1 Class A1 144A	3.68	8-10-2043	3,420,661	3,502,320
GS Mortgage Securities Trust Series 2013-GC12 Class A2	2.01	6-10-2046	1,045,576	1,047,832
GS Mortgage Securities Trust Series 2014-GSFL Class A 144A±	1.99	7-15-2031	4,998	4,997
GS Mortgage Securities Trust Series 2015-GS1 Class A1	1.94	11-10-2048	799,983	801,785
GS Mortgage Securities Trust Series 2016-GS3 Class A1	1.43	10-10-2049	2,028,960	2,009,432
GSMPS Mortgage Loan Trust Series 1998-1 Class A 144A±	8.00	9-19-2027	47,955	48,998
Housing Securities Incorporated Series 1992-8 Class E ±	4.37	6-25-2024	55,665	56,006
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class AMFL ±	1.15	6-12-2047	3,155,665	3,123,910
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-LD12 Class A4 ±	5.88	2-15-2051	347,556	347,450
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-C8 Class A2	1.80	10-15-2045	29,360	29,365
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-LC9 Class A3	2.48	12-15-2047	3,000,000	3,033,319
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-PHH Class A 144A±	2.19	8-15-2027	10,000,000	9,999,878
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C28 Class A2	2.77	10-15-2048	115,000	117,350
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C33 Class A1	1.90	12-15-2048	7,505,249	7,525,112
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-FL7 Class A 144A±	2.24	5-15-2028	3,404,059	3,399,033
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-ASH Class A 144A±	2.49	10-15-2034	4,700,000	4,711,696
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP3 Class A1	1.46	8-15-2049	4,359,869	4,318,906
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-WSP Class A 144A±	2.34	8-15-2033	8,000,000	8,021,325
JPMorgan Chase Commercial Mortgage Securities Trust Series 2017-JP5 Class A1	2.09	3-15-2050	3,568,334	3,584,773
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C6 Class A4 ±	5.86	7-15-2040	511,981	511,934
Master Mortgages Trust Series 2002-3 Class 4A1 ±	3.08	10-25-2032	10,994	10,893
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10 Class A2	2.96	7-15-2046	3,173,391	3,197,726
Morgan Stanley Bank of Americal Merrill Lynch Trust Series 2013-C11 Class A2	3.09	8-15-2046	3,454,435	3,503,207

8

Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15 Class A2	2.98%	4-15-2047	$2,940,000	$2,991,244
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28 Class A1	1.53	1-15-2049	2,123,449	2,105,580
Morgan Stanley Capital I Trust Series 2007-IQ Class A4	5.81	12-12-2049	2,958,175	2,971,851
Morgan Stanley Capital I Trust Series 2007-IQ16 Class AMA ±	6.26	12-12-2049	1,420,000	1,439,579
Morgan Stanley Capital I Trust Series 2016-C30 Class A1	1.39	9-15-2049	6,873,299	6,795,804
Morgan Stanley Mortgage Trust Series 35 Class 2 ±(i)(w)	1,405.59	4-20-2021	1	47
Palmer Square Collateralized Loan Obligation Limited Trust Series 2013-1A Class A1R 144A±	2.15	5-15-2025	5,275,000	5,274,968
Prudential Home Mortgage Securities Series 1988-1 Class A ±	0.00	4-25-2018	2,069	2,079
Resecuritization Mortgage Trust Series 1998-B Class A 144A±	1.28	4-26-2021	596	587
Salomon Brothers Mortgage Securities VII Series 1990-2 Class A ±	3.09	11-25-2020	236,832	238,710
Structured Asset Mortgage Investments Incorporated Series 2001-4 Class A2 ±	9.04	10-25-2024	28,179	28,661
Structured Asset Securities Corporation Series 1998-2 Class A ±	1.51	2-25-2028	260,959	257,940
TICP Collateralized Loan Obligation Limited Trust Series 2014-2A Class A1AR 144A±	2.32	7-20-2026	5,500,000	5,500,017
UBS Barclays Commercial Mortgage Trust Series 2012-C4 Class A2	1.71	12-10-2045	3,060,742	3,061,072
Wilshire Funding Corporation Series 1996-3 Class M2 ±	7.37	8-25-2032	134,807	130,295
Wilshire Funding Corporation Series 1996-3 Class M3 ±	7.64	8-25-2032	126,374	119,769
Wilshire Funding Corporation Series 1998-2 Class M1 ±	2.00	12-28-2037	409,151	408,631
Wind River Collateralized Loan Obligation Limited Trust Series 2014-3A Class AR 144A±%%(a)	1.00	1-22-2027	6,300,000	6,300,000
Total Non-Agency Mortgage-Backed Securities (Cost $179,987,565)				179,597,123

Yankee Corporate Bonds and Notes : 18.04%
Consumer Discretionary : 0.55%
Media : 0.55%
British Sky Broadcasting Group plc 144A	9.50	11-15-2018	7,000,000	7,726,257

Consumer Staples : 2.48%
Beverages : 0.71%
Suntory Holdings Limited 144A	1.65	9-29-2017	9,120,000	9,111,546
Suntory Holdings Limited 144A	2.55	9-29-2019	850,000	853,672
				9,965,218

Food & Staples Retailing : 0.52%
Delhaize Group SA	6.50	6-15-2017	7,270,000	7,279,153

Tobacco : 1.25%
British American Tobacco International Finance plc 144A	1.85	6-15-2018	7,025,000	7,026,531
British American Tobacco International Finance plc 144A	2.13	6-7-2017	3,000,000	3,000,144
Imperial Tobacco Finance plc 144A	2.05	7-20-2018	7,500,000	7,502,708
				17,529,383

Energy : 0.41%
Oil, Gas & Consumable Fuels : 0.41%
TransCanada PipeLines Limited	1.63	11-9-2017	5,790,000	5,792,142

Financials : 11.23%
Banks : 7.68%
ABN Amro Bank NV 144A	1.80	9-20-2019	7,000,000	6,952,568
ABN AMRO Bank NV 144A	2.10	1-18-2019	4,000,000	4,007,668
ANZ New Zealand International Limited 144A	2.60	9-23-2019	8,175,000	8,248,665
Banco de Credito del Peru 144A	2.25	10-25-2019	4,500,000	4,494,600
Bank of Tokyo-Mitsubishi UFJ Limited 144A	2.15	9-14-2018	3,000,000	3,006,897
BNP Paribas SA	2.38	9-14-2017	3,700,000	3,710,127
BPCE SA	1.61	7-25-2017	10,000,000	10,001,050

9

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Ultra Short-Term Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Banks (continued)
Commonwealth Bank of Australia 144A	1.75%	11-7-2019	$5,250,000	$5,212,709
Credit Suisse	6.00	2-15-2018	7,500,000	7,715,235
Experian Finance plc 144A	2.38	6-15-2017	11,500,000	11,502,691
ING Bank NV 144A	1.65	8-15-2019	7,000,000	6,930,028
Lloyds Bank plc	2.00	8-17-2018	8,000,000	8,018,752
Santander UK plc	2.50	3-14-2019	7,250,000	7,318,157
Sumitomo Mitsui Banking Corporation	1.35	7-11-2017	5,000,000	5,000,710
Sumitomo Mitsui Banking Corporation	2.05	1-18-2019	3,250,000	3,257,641
Svenska Handelsbanken AB	1.50	9-6-2019	7,395,000	7,320,688
Westpac Banking Corporation	1.60	8-19-2019	5,000,000	4,969,285
				107,667,471

Capital Markets : 0.79%
BP Capital Markets plc	1.68	5-3-2019	7,000,000	6,990,564
Macquarie Group Limited 144A	3.00	12-3-2018	4,000,000	4,058,592
				11,049,156

Diversified Financial Services : 1.72%
Corporacion Andina de Fomento	2.00	5-10-2019	8,000,000	8,053,149
Deutsche Bank AG (London)	6.00	9-1-2017	5,000,000	5,051,810
Shell International Finance BV	1.25	11-10-2017	7,000,000	6,997,130
Shell International Finance BV	1.38	5-10-2019	4,000,000	3,976,012
				24,078,101

Insurance : 1.04%
Axis Specialty Finance plc	2.65	4-1-2019	6,641,000	6,694,234
QBE Insurance Group Limited 144A	2.40	5-1-2018	7,960,000	7,981,102
				14,675,336

Health Care : 1.36%
Pharmaceuticals : 1.36%
Actavis Funding SCS	2.35	3-12-2018	8,265,000	8,301,151
Shire plc ADR	1.90	9-23-2019	2,880,000	2,869,289
Teva Pharmaceuticals Industries Incorporated	1.70	7-19-2019	8,000,000	7,934,328
				19,104,768

Industrials : 0.43%
Transportation Infrastructure : 0.43%
Asciano Finance Limited 144A	5.00	4-7-2018	5,903,000	6,023,888

Real Estate : 0.29%
Real Estate Management & Development : 0.29%
Korea Land & Housing Corporation 144A	1.88	8-2-2017	4,000,000	3,999,212

Telecommunication Services : 0.72%
Diversified Telecommunication Services : 0.72%
Deutsche Telekom International Finance BV 144A	2.23	1-17-2020	10,000,000	10,040,360

Utilities : 0.57%
Independent Power & Renewable Electricity Producers : 0.57%
TransAlta Corporation	1.90	6-3-2017	8,000,000	8,000,000

Total Yankee Corporate Bonds and Notes (Cost $253,045,782)				252,930,445

10

Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Yield		Shares	Value
Short-Term Investments : 7.11%
Investment Companies : 6.97%
Wells Fargo Government Money Market Fund Select Class (l)(u)##	0.71%		97,743,561	$97,743,561

		Maturity date	Principal
U.S. Treasury Securities : 0.14%
U.S. Treasury Bill #(z)	0.70	6-15-2017	$1,950,000	1,949,440

Total Short-Term Investments (Cost $99,692,990)				99,693,001

Total investments in securities (Cost $1,411,696,501)*	100.80%			1,413,011,794
Other assets and liabilities, net	(0.80)			(11,218,345)

Total net assets	100.00%			$1,401,793,449

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
(i)	Illiquid security
(w)	The security is a structured note which generates income based on a coupon formula (-1,500 * 1 month LIBOR + 15,573.5%) and the prepayment behavior of the underlying collateral. The coupon is subject to a mandatory cap of 15,573.5% and a mandatory floor of 11%.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.
*	Cost for federal income tax purposes is $1,411,696,501 and unrealized gains (losses) consists of:

Gross unrealized gains	$3,736,557
Gross unrealized losses	(2,421,264)

Net unrealized gains	$1,315,293

Abbreviations:

ADR	American depositary receipt
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
CLO	Collateralized loan obligation
EDA	Economic Development Authority
FDIC	Federal Deposit Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HFA	Housing Finance Authority
LIBOR	London Interbank Offered Rate
LLC	Limited liability company
LOC	Letter of credit
LP	Limited partnership
National	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
plc	Public limited company
SPA	Standby purchase agreement

11

Wells Fargo Ultra Short-Term Income Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs

(Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund's assets and liabilities as of May 31, 2017:

Assets	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Investments in :
Agency securities	$0	$140,154,200	$0	$140,154,200
Asset-backed securities	0	213,580,623	0	213,580,623
Corporate bonds and notes	0	417,904,241	0	417,904,241
Municipal obligations	0	109,152,161	0	109,152,161
Non-agency mortgage-backed securities	0	179,597,123	0	179,597,123
Yankee corporate bonds and notes	0	252,930,445	0	252,930,445
Short-term investments
Investment companies	97,743,561	0	0	97,743,561
U.S. Treasury securities	1,949,440	0	0	1,949,440

Total assets	$99,693,001	$1,313,318,793	$0	$1,413,011,794

Liabilities
Futures contracts	$35,970	$0	$0	$35,970

Total liabilities	$35,970	$0	$0	$35,970

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

For the nine months ended May 31, 2017, the Fund entered into futures contracts for speculative purposes.

At May 31, 2017, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at May 31, 2017	Unrealized losses
9-29-2017	JPMorgan	1,375 Short	2-Year U.S. Treasury Notes	$297,666,017	$(88,138)
9-29-2017	JPMorgan	309 Short	5-Year U.S. Treasury Notes	36,558,563	(53,582)

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen
Andrew Owen President

Date:	July 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen
Andrew Owen President

Date:	July 26, 2017

By:	/s/ Nancy Wiser
Nancy Wiser Treasurer

Date:	July 26, 2017

By:	/s/ Jeremy DePalma
Jeremy DePalma Treasurer

Date:	July 26, 2017